UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D   A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Municipal Income Fund

Short Duration Tax Free Fund Intermediate Tax Free Fund AMT Free Municipal Bond Fund National Tax Free Income Fund	High Yield Municipal Bond Fund California Tax Free Income Fund New Jersey Tax Free Income Fund New York Tax Free Income Fund

For the six-month period ended March 31, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

12	Short Duration Tax Free Fund

26	Intermediate Tax Free Fund

46	AMT Free Municipal Bond Fund

55	National Tax Free Fund

69	High Yield Municipal Bond Fund

85	California Tax Free Fund

91	New Jersey Tax Free Fund

96	New York Tax Free Fund

103	Footnotes to Schedules of Investments

104	Statements of Assets and Liabilities

108	Statements of Operations

110	Statements of Changes in Net Assets

116	Financial Highlights

151	Notes to Financial Statements

168	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Semiannual Report

For the six-month period ended March 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2014. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 through March 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/13 – 3/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A*
Actual	$1,000.00	$1,008.90	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.74	$3.23
Class C*
Actual	$1,000.00	$1,006.30	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44
Class F*
Actual	$1,000.00	$1,010.00	$2.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.24	$2.72
Class I*
Actual	$1,000.00	$1,010.50	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.74	$2.22

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.64% for Class A, 1.28% for Class C, 0.54% for Class F and 0.44% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses of each class have been restated (0.65% for Class A, 1.29% for Class C, 0.55% for Class F and 0.45% for Class I). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class A	$3.26	$3.28
Class C	$6.45	$6.49
Class F	$2.76	$2.77
Class I	$2.26	$2.27

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	8.89%
AA+	9.08%
AA	22.23%
AA-	11.30%
A+	14.36%
A	11.34%
A-	6.89%
BBB+	4.66%

Credit Rating:
S&P or Moody’s(a)	%*
BBB	3.88%
BBB-	2.19%
BB+	1.26%
BB	0.94%
BB-	0.55%
B3	0.11%
NR	2.32%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A*
Actual	$1,000.00	$1,031.00	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class B*
Actual	$1,000.00	$1,026.90	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.45	$7.54
Class C*
Actual	$1,000.00	$1,027.60	$6.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$6.79
Class F*
Actual	$1,000.00	$1,031.50	$3.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I*
Actual	$1,000.00	$1,032.00	$2.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class P*
Actual	$1,000.00	$1,029.70	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.50% for Class B, 1.35% for Class C, 0.60% for Class F, 0.50% for Class I and 0.94% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses of each class have been restated (0.72% for Class A, 1.52% for Class B, 1.37% for Class C, 0.61% for Class F, 0.51% for Class I and 0.95% for Class P). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
		Before
	Actual	Expenses)
Class A	$3.65	$3.63
Class B	$7.68	$7.65
Class C	$6.93	$6.89
Class F	$3.09	$3.07
Class I	$2.58	$2.57
Class P	$4.81	$4.78

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	6.35%
AA+	5.07%
AA	11.65%
AA-	10.83%
A+	16.21%
A	10.32%
A-	7.59%
BBB+	6.26%
BBB	4.33%
BBB-	5.83%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	3.81%
BB	1.37%
BB-	1.42%
B+	0.41%
B	2.18%
B-	1.93%
Caa2	0.11%
NR	4.33%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A
Actual	$1,000.00	$1,040.20	$3.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$1,036.70	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.49
Class F
Actual	$1,000.00	$1,040.70	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class I
Actual	$1,000.00	$1,041.20	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for the Class A, 1.29% for Class C, 0.50% for Class F and 0.40% Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	1.11%
AA+	1.44%
AA	10.07%
AA-	13.62%
A+	14.21%
A	15.01%
A-	12.73%
BBB+	2.58%
BBB	7.40%
BBB-	7.76%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	5.67%
BB	1.59%
BB-	0.40%
B+	0.85%
B	0.42%
B-	1.65%
CC	0.04%
NR	3.45%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A
Actual	$1,000.00	$1,047.30	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class B
Actual	$1,000.00	$1,043.00	$8.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$7.95
Class C
Actual	$1,000.00	$1,044.00	$7.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,047.80	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class I
Actual	$1,000.00	$1,048.30	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.04	$2.92

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.78% for Class A, 1.58% for Class B, 1.42% for Class C, 0.68% for Class F and 0.58% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.56%
AA+	6.32%
AA	12.61%
AA-	12.23%
A+	16.21%
A	7.30%
A-	10.13%
BBB+	5.05%
BBB	6.55%
BBB-	7.53%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	3.47%
BB	1.16%
BB-	1.37%
B+	0.60%
B	1.33%
B-	1.54%
CC	0.19%
NR	3.85%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A
Actual	$1,000.00	$1,053.20	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class C
Actual	$1,000.00	$1,049.90	$7.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.15	$7.85
Class F
Actual	$1,000.00	$1,053.60	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.79	$4.18
Class I
Actual	$1,000.00	$1,052.20	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.29	$3.68
Class P
Actual	$1,000.00	$1,052.20	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.79

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.93% for Class A, 1.56% for Class C, 0.83% for Class F, 0.73% for Class I and 1.15% for Class P) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.78%
AA+	2.69%
AA	3.80%
AA-	2.26%
A+	4.00%
A	1.82%
A-	3.25%
BBB+	3.16%
BBB	3.61%
BBB-	4.99%
BB+	12.53%

Credit Rating:
S&P or Moody’s(a)	%*
BB	5.65%
BB-	4.18%
B+	2.00%
B	7.02%
B-	7.09%
CCC	1.08%
CC	0.02%
C	0.00%	**
NR	30.07%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A
Actual	$1,000.00	$1,049.10	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class C
Actual	$1,000.00	$1,046.80	$7.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class F
Actual	$1,000.00	$1,049.60	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class I
Actual	$1,000.00	$1,051.30	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.33

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.86% for Class A, 1.51% for Class C, 0.76% for Class F and 0.66% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.84%
AA+	1.60%
AA	18.66%
AA-	12.60%
A+	18.51%
A	13.47%
A-	8.13%
BBB+	4.86%
BBB	3.32%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	3.46%
BB+	3.79%
BB	1.54%
BB-	0.58%
B	1.53%
B-	1.86%
NR	3.25%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A
Actual	$1,000.00	$1,047.00	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class F
Actual	$1,000.00	$1,047.40	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class I
Actual	$1,000.00	$1,048.20	$3.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.86% for Class A, 0.76% for Class F and 0.65% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	5.96%
AA+	3.77%
AA	8.04%
AA-	11.16%
A+	26.79%
A	10.27%
A-	3.80%
BBB+	9.46%
BBB	3.76%

Credit Rating:
S&P or Moody’s(a)	%*
BBB-	4.34%
BB+	1.72%
BB	1.87%
BB-	0.16%
B+	0.69%
B	5.43%
NR	2.78%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			10/1/13 -
	10/1/13	3/31/14	3/31/14
Class A
Actual	$1,000.00	$1,041.80	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,037.60	$7.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.24
Class F
Actual	$1,000.00	$1,041.40	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class I
Actual	$1,000.00	$1,041.90	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.79% for Class A, 1.44% for Class C, 0.69% for Class F and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2014

Credit Rating:
S&P or Moody’s(a)	%*
AAA	15.27%
AA+	5.91%
AA	10.38%
AA-	22.57%
A+	7.46%
A	8.14%
A-	7.63%
BBB+	2.85%
BBB	2.13%
BBB-	5.27%

Credit Rating:
S&P or Moody’s(a)	%*
BB+	3.95%
BB	2.18%
BB-	0.75%
B+	0.68%
B	0.75%
B-	0.79%
NR	3.29%
Money Market Mutual Fund	0.00%	**
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.
**	Amount is less than 0.01%.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 85.09%

Corporate-Backed 5.62%
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	$8,000	$7,997,440
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-	12,000	12,108,960
Burke Co Dev–GA Power	1.75%	12/1/2049	A	10,000	10,110,900
Burke Co Dev–GA Power	2.40%	1/1/2040	A	3,005	2,957,311
Burke Co Dev–GA Transmission	1.25%	1/1/2052	AA-	7,250	7,293,500
CA Poll Ctl–Waste Mgmt	2.00%	2/1/2019	A-	4,000	4,028,600
Charles City Co EDA–Waste Mgmt	3.125%	2/1/2029	A-	5,000	5,327,750
Citizens Property Insurance Corp	4.25%	6/1/2017	A+	2,690	2,943,721
Citizens Property Insurance Corp	5.00%	6/1/2015	A+	15,275	16,097,253
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	8,000	9,069,840
Citizens Property Insurance Corp	5.50%	6/1/2017	A+	3,365	3,812,444
Coconino Co Poll Ctl–AZ Pub Svc	5.50%	6/1/2034	A-	2,000	2,016,460
Farmington Poll Ctl–So Cal Edison	2.875%	4/1/2029	Aa3	7,500	7,667,025
Gloucester Co Impt Auth–Waste Mgmt	2.125%	12/1/2029	A-	4,500	4,733,055
Gulf Coast Waste Disp–US Steel	5.75%	9/1/2017	BB-	6,850	7,177,224
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	4,780	4,775,029
KY EDA–Republic Svcs	0.32%#	4/1/2031	BBB+	4,000	4,000,120
Mobile Indl Poll Ctl–AL Power Co Rmkt	1.65%	6/1/2034	A1	3,000	2,993,940
NY Env Facs–Waste Mgmt	2.75%	7/1/2017	A-	1,000	1,021,850
OH Solid Waste–Republic Svcs	0.32%#	11/1/2035	BBB+	5,000	5,000,100
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB	2,000	2,053,200
Valdez Marine Term–BP Rmkt	5.00%	1/1/2018	A	8,500	9,729,525
Total					132,915,247

Education 4.82%
AZ Brd Regents COP–Univ of AZ	4.00%	6/1/2017	AA-	2,050	2,234,849
AZ Brd Regents COP–Univ of AZ	4.00%	6/1/2018	AA-	2,140	2,365,941
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2017	AA-	5,750	6,446,670
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2018	AA-	3,215	3,684,004
CA State Univ Sys	5.00%	11/1/2020	Aa2	5,000	5,923,550
Cleveland State Univ	5.00%	6/1/2018	A+	1,000	1,132,440
Cleveland State Univ	5.00%	6/1/2019	A+	1,265	1,448,172
Curators Univ Sys	5.00%	11/1/2019	AA+	5,000	5,912,400
Harris Co Cultural Ed–Baylor Clg / Med	1.11%#	11/15/2045	A-	10,000	10,012,400
MA DFA–Boston Univ	2.875%	10/1/2014	A1	1,595	1,615,831
MA Hlth & Ed–Amherst Clg	1.70%	11/1/2038	Aaa	4,695	4,777,209

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
NC Cap Facs–High Point Univ	4.00%	5/1/2016	BBB+	$1,770	$1,849,048
NC Cap Facs–High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,946,140
NC Cap Facs–High Point Univ	5.00%	5/1/2018	BBB+	1,640	1,809,363
NY Dorm–CUNY (NPFGC)	5.00%	7/1/2015	AA-	1,565	1,657,100
PR Indl Tourist–Inter American Univ	4.00%	10/1/2014	A-	500	502,435
PR Indl Tourist–Inter American Univ	5.00%	10/1/2015	A-	800	817,088
PR Indl Tourist–Inter American Univ	5.00%	10/1/2016	A-	1,000	1,031,670
PR Indl Tourist–Inter American Univ	5.00%	10/1/2018	A-	2,500	2,558,525
SC Ed Facs Auth–Furman Univ	4.00%	10/1/2015	A1	1,000	1,053,890
Texas A&M Univ	5.00%	5/15/2019	Aaa	7,200	8,479,368
Univ of Delaware	0.70%	11/1/2037	AA+	8,175	8,119,655
Univ of North Carolina–Chapel Hill	0.854%#	12/1/2041	AAA	25,000	25,223,250
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	8,073,837
Wayne State Univ	5.00%	11/15/2015	Aa2	3,975	4,236,595
Total					113,911,430

General Obligation 20.42%
CA State GO	5.00%	2/1/2019	A1	14,750	17,227,705
CA State GO	5.00%	9/1/2018	A1	3,750	4,351,650
CA State GO	5.00%	9/1/2018	A1	7,500	8,703,300
CA State GO	5.00%	9/1/2018	A1	8,050	9,341,542
CA State GO	5.00%	11/1/2018	A1	12,150	14,147,338
CA State GO	5.00%	10/1/2018	A1	6,595	7,666,358
CA State GO	5.00%	9/1/2020	A1	10,000	11,803,100
CA State GO	5.50%	4/1/2019	A1	8,715	10,418,870
CA State GO	6.00%	4/1/2019	A1	2,500	3,048,825
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,591,630
Centennial Auth (AG)	5.00%	9/1/2014	Aa2	3,460	3,514,737
Chicago Brd Ed	5.00%	12/1/2014	A+	2,255	2,326,935
Chicago GO (AGM)	5.00%	1/1/2017	AA	9,000	9,283,320
Clark Co Sch Dist Ltd Tax	5.00%	6/15/2016	AA-	7,500	8,180,325
Cook Co GO	5.00%	11/15/2017	AA	5,010	5,658,945
Cook Co GO (AMBAC)	5.00%	11/15/2014	AA	1,000	1,015,110
Cook Co Sch Dist #99–Cicero (AGM)	5.00%	12/1/2014	Aa3	1,690	1,743,218
CT State GO	5.00%	8/15/2021	AA	5,000	5,902,450
CT State GO (SIFMA)	0.98%#	5/15/2018	AA	4,000	4,074,800
Cumberland Co COP	4.00%	12/1/2014	AA	3,500	3,580,745
Detroit–State Aid GO	5.00%	11/1/2015	AA	6,775	7,053,520

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Douglas Co Sch Dist #206–Eastmont (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	$1,000	$1,031,830
Douglas Co SD	4.00%	11/15/2018	Aa1	5,085	5,666,775
FL St Dept Trans	5.00%	7/1/2020	AAA	9,330	11,037,297
Guam GO	5.75%	11/15/2014	BB-	895	916,954
HI State GO	5.00%	11/1/2021	AA	5,000	5,945,300
Houston–Indep Sch Dist PSF GTD	5.00%	2/15/2019	AAA	8,570	10,029,642
Houston GO	5.00%	3/1/2018	AA+	7,365	8,470,707
IL State GO	5.00%	2/1/2020	A-	575	652,154
IL State GO	5.00%	8/1/2016	A-	7,000	7,673,190
IL State GO	5.00%	10/1/2017	A-	4,575	4,590,738
IL State GO	5.00%	7/1/2017	A-	6,000	6,684,660
IL State GO (AGM)	5.50%	5/1/2016	AA	7,000	7,682,640
Kane Cook & Du Page Co Sch Dist #46	4.00%	1/1/2015	AA-	9,450	9,710,536
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,982,710
Katy ISD PSF GTD	0.754%#	8/15/2036	AAA	20,000	20,074,200
Madison Co CUSD #2–Triad (NPFGC)(FGIC)	5.25%	1/1/2015	AA-	2,035	2,082,334
Maricopa Co Sch Dist #11–Peoria USD (AGM)	5.00%	7/1/2014	AA	70	70,833
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	6,975,447
MS Dev Bank–Marshall Co	5.00%	1/1/2018	AA-	2,225	2,532,762
NJ State GO	5.00%	6/1/2019	AA-	13,400	15,720,612
NYC GO	5.00%	8/1/2018	AA	10,000	11,556,600
NYC GO	5.00%	8/1/2017	AA	5,890	6,681,969
NYC GO	5.00%	8/1/2019	AA	14,885	17,368,265
NYC GO	5.00%	8/1/2021	AA	7,410	8,675,554
NYC GO	5.00%	8/1/2019	AA	5,585	6,516,746
OH State GO	5.00%	9/15/2018	AA+	6,200	7,217,916
PA State GO	5.00%	7/1/2019	AA	7,500	8,802,450
PA State GO	5.00%	11/15/2017	AA	10,000	11,455,600
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,802,332
PR Comwlth GO	5.00%	7/1/2021	BB+	4,460	3,619,379
PR Comwlth GO (FGIC)	5.50%	7/1/2014	Ba2	4,025	4,019,647
Ramsey Co	5.00%	2/1/2016	AAA	4,785	5,187,275
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	5,500	5,791,995
RI State GO	5.00%	8/1/2017	AA	5,000	5,658,200
RI State GO	5.00%	8/1/2018	AA	5,000	5,771,450
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	10,141,155

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
Shelby Co GO	4.75%	3/1/2018	AA+		$5,525	$6,299,439
Socorro ISD PSF GTD	5.00%	8/15/2014	AAA		1,000	1,018,000
South San Francisco USD	4.00%	6/15/2018	NR		6,165	6,718,987
Toledo GO	1.375%	10/22/2014	NR		4,590	4,604,826
Vale Verde USD	3.00%	8/1/2018	NR		4,000	4,135,760
Virgin Islands PFA–Tobacco & Liq Tax	5.00%	10/1/2014	BBB		2,750	2,806,733
WA State GO	5.00%	2/1/2019	AA+		7,900	9,218,984
WA State GO	5.00%	2/1/2019	AA+		5,640	6,581,654
Waterbury GO (AG)	4.00%	9/1/2014	AA		1,700	1,723,766
WI State GO	5.00%	5/1/2019	AA		8,440	9,892,524
WI State GO	5.00%	5/1/2019	AA		5,025	5,889,803
WI State GO	5.00%	5/1/2020	AA		7,110	8,391,791
Williamson Co GO	4.00%	2/15/2018	AAA		3,000	3,323,610
Woonsocket GO	7.125%	6/15/2016	B3		2,610	2,675,563
Total						482,713,717

Health Care 9.36%
Abag Fin Auth–Episcopal Senior	2.50%	7/1/2019	BBB+	(a)	2,625	2,625,367
Alachua Co Hlth–Bonita Springs	7.125%	11/15/2016	NR		4,500	4,510,035
AZ Hlth Facs–Phoenix Childrens Hsp	1.91%#	2/1/2048	BBB+		11,500	11,500,115
CA Hlth–Catholic Hlthcare W	5.00%	7/1/2027	A		3,500	3,541,545
CA Hlth–Childrens Hsp Los Angeles	1.86%#	7/1/2042	BBB+		9,250	9,330,197
CA Hlth–City of Hope	5.00%	11/15/2017	A+		1,050	1,185,618
CA Hlth–Packard Childrens Hsp	1.45%	8/15/2023	AA		3,500	3,550,785
CA Hlth–St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,684,300
CA Hlth–St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,859,200
CA Hlth–Sutter Hlth	5.00%	8/15/2014	AA-		1,205	1,226,461
CA Stwde–So Cal Presbyterian	5.25%	11/15/2014	BBB-		295	299,779
CA Stwde–Terraces San Joaquin	4.00%	10/1/2018	NR		6,000	5,992,680
Charlotte Meck Hsp–Carolinas Hlth (NPFGC)(FGIC)(IBC)	5.00%	1/15/2015	AA-		2,275	2,356,946
Clackamas Co Hsp–Legacy Hlth Sys	5.00%	7/15/2037	A+		2,000	2,021,500
CO Hlth Facs–Catholic Hlth	5.00%	7/1/2039	A+		5,500	5,654,550
CO Hlth Facs–Evangelical Lutheran	5.00%	6/1/2039	A-		4,900	5,024,166
CO Hlth Facs–Total Longterm Care	4.25%	11/15/2015	BBB	(a)	615	626,052
CT Hlth & Ed–Lawrence Mem Hsp	5.00%	7/1/2018	A		2,705	3,031,223
CT Hlth & Ed–Lawrence Mem Hsp	5.00%	7/1/2019	A		2,835	3,187,164
CT Hlth & Ed–Stamford Hsp	5.00%	7/1/2014	A-		2,050	2,071,013

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
CT Hlth & Ed–Stamford Hsp	5.00%	7/1/2015	A-		$1,980	$2,073,634
Duluth EDA–St Lukes Hsp	4.75%	6/15/2022	NR		5,000	4,939,550
Gaithersburg Econ Dev–Asbury	5.00%	1/1/2015	BBB	(a)	2,950	3,021,626
HFDC Cent TX–Legacy/Willow Bend	5.25%	11/1/2014	NR		1,195	1,205,791
IA Fin Auth–Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,076,715
IL Fin Auth–Provena Hlth	5.25%	5/1/2015	BBB+		2,000	2,077,020
IL Hlth–Advocate Hlth	4.375%	11/15/2022	AA		2,825	2,854,888
IN Hlth Facs–Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,666,060
Jackson Co Hospital Fin Auth	4.00%	6/1/2014	A-		3,680	3,699,136
Jackson Co Hospital Fin Auth	4.00%	6/1/2015	A-		3,600	3,717,540
Jackson Co Hospital Fin Auth	4.00%	6/1/2016	A-		2,855	3,037,634
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,200,300
LA PFA–Christus Hlth	5.00%	7/1/2014	A+		3,000	3,033,660
Lubbock Hlth–St Joseph Hlth	1.125%	7/1/2030	AA-		13,395	13,323,203
MA DFA–Boston Med Ctr	5.00%	7/1/2017	BBB+		2,000	2,193,460
MA DFA–Boston Med Ctr	5.00%	7/1/2018	BBB+		5,090	5,664,356
Med Ctr Ed Bldg Corp–Univ MS Med Ctr	4.00%	6/1/2014	Aa2		1,000	1,006,460
MN Agric & Econ Dev–Essentia Hlth Rmkt (AG)	5.00%	2/15/2015	AA		1,335	1,382,246
MO Hlth & Ed–St Lukes Hlth Sys	5.00%	11/15/2014	A+		2,140	2,191,253
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,031,800
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,499,793
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,332,783
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	BBB+		8,000	9,150,400
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,274,455
NJ Hlth–St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	4,019,438
NY Dorm–Mental Hlth (NPFGC)	5.00%	8/15/2015	AA-		4,670	4,862,731
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2017	BB		5,000	5,276,600
Palm Beach Co Hlth–Bethesda Hlthcare (AGM)	5.00%	7/1/2014	AA		2,420	2,440,449
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,523,790
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,534,710
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,545,120
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,481,709
PR Indl Tourist–Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,620,919
Rochester Hlth Care–Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,113,635
San Buenaventura–Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,833,773
San Buenaventura–Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,856,768

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
San Buenaventura–Cmnty Mem Hlth	5.75%	12/1/2018	BB		$1,800	$1,962,180
Sartell Hlth Care–Country Manor	4.00%	9/1/2020	NR		2,300	2,214,164
SD Hlth & Ed Facs–Rapid City Regl Hsp	5.00%	9/1/2014	A1		1,000	1,017,910
SE Port Auth–Memorial Hlth	5.00%	12/1/2022	NR		3,400	3,378,546
Shelby Co Hlth Ed Hsg–Baptist Mem Hlth	5.00%	9/1/2014	AA-		1,500	1,527,930
Travis Co Hlth–Longhorn Vlg	5.50%	1/1/2017	NR		435	435,126
Westchester Co Medical	5.00%	11/1/2015	A3		3,215	3,396,519
WI Hlth & Ed–Aurora Hlth	4.75%	8/15/2025	A3		3,000	3,043,170
WI Hlth & Ed–Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-		1,300	1,300,000
Total						221,317,646

Housing 0.14%
CA Stwde–American Baptist	2.40%	10/1/2020	BBB		1,250	1,216,863
WA Hsg–Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,033,719
WA Hsg–Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,047,670
Total						3,298,252

Lease Obligations 10.05%
Anaheim Pub Fin Auth (AGM)	6.00%	9/1/2014	AA		1,500	1,535,040
Atlanta Dtown Dev–Undg Atlanta (AG)	5.00%	7/1/2014	AA		3,500	3,541,895
Buncombe Co Ltd Oblig	5.00%	6/1/2020	AA+		750	878,370
Buncombe Co Ltd Oblig	5.00%	6/1/2019	AA+		800	933,344
CA Pub Wks–Dept Hsps	4.00%	6/1/2017	A2		2,395	2,621,926
CA Pub Wks–Dept Hsps	4.00%	6/1/2018	A2		4,790	5,303,919
CA Pub Wks–Dept of Correction	5.00%	6/1/2017	A2		6,100	6,867,441
CA Pub Wks–Various Cap Proj	5.00%	4/1/2018	A2		2,800	3,200,820
CA Pub Wks–Various Cap Proj	5.00%	11/1/2018	A2		2,000	2,316,240
CA Pub Wks–Various Cap Proj	5.00%	10/1/2014	A2		14,175	14,512,507
Cleveland COP–Cleveland Stadium	5.00%	11/15/2014	A		5,320	5,473,216
Cleveland COP–Cleveland Stadium	5.00%	11/15/2015	A		5,420	5,812,191
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2018	AA-		3,000	3,434,280
Golden Empire Schs–Kern HSD	0.36%#	5/1/2014	NR		11,700	11,700,117
IN Office Bldg Commn–New Castle Corr (NPFGC)	5.25%	7/1/2016	Aa1		1,785	1,959,216
KY Ppty & Bldgs Commn–Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3		6,085	6,508,273
KY Ppty & Bldgs Commn–Proj #88 (NPFGC)	5.00%	11/1/2014	AA-		2,815	2,893,482
Los Angeles Co Cap Asset Corp	5.00%	6/1/2015	AA		4,595	4,840,695
Los Angeles Co Cap Asset Corp	5.00%	12/1/2015	AA		4,195	4,510,506
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA		1,000	1,165,720

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations (continued)
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	$5,000	$5,678,600
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,932,315
Los Angeles USD COP	4.00%	12/1/2014	A+	6,360	6,513,976
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,380,190
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,429,420
MA State GO	0.72%#	2/1/2015	AA+	2,500	2,505,475
Maricopa Co PFC (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,036,000
MI Bldg Auth	5.00%	10/15/2014	Aa3	2,000	2,051,700
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,087,650
Miami Dade Co Entlmt GTD (NPFGC)	5.00%	8/1/2014	AA-	5,665	5,748,162
NJ Ed Facs–Higher Ed Cap Impt (AGM)	5.00%	9/1/2014	AA	2,975	3,032,774
NJ EDA–Sch Facs	5.00%	3/1/2017	A+	20,000	22,289,400
NJ EDA–Sch Facs (AMBAC)	5.50%	12/15/2019	A+	5,000	5,929,250
NJ EDA–Sch Facs Rmkt (AGM)	5.00%	9/1/2020	AA	1,830	1,866,454
NJ State COP–Equip Lease COP	5.00%	6/15/2015	A+	3,150	3,179,641
NJ Trans Trust Fund (AGM)	5.75%	12/15/2014	AA	2,910	3,024,159
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2016	AA-	1,225	1,381,629
NY Dorm–Cons Svc Contract	4.00%	7/1/2014	AA-	1,425	1,438,395
NY Twy Auth–Svc Contract	5.00%	4/1/2018	AA-	7,500	8,595,675
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,735,550
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,247,751
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,870,767
PR Pub Bldg Auth GTD	5.75%	7/1/2016	BB+	4,145	3,872,010
Salt Lake Co Mun Bldg Auth	4.00%	12/1/2014	AA+	1,000	1,025,500
San Diego Conv Ctr Fing Auth	4.00%	4/15/2016	AA-	1,665	1,778,886
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,360,975
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,315,124
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	14,199,902
Santa Clara Co Fin Auth	5.00%	11/15/2014	AA+	2,670	2,747,750
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	910,331
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,223,878
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,747,043
VA Biotech Research Ptnrs–Cons Labs	4.00%	9/1/2014	AA+	3,270	3,322,124
Total					237,467,654

Other Revenue 4.86%
Austin Convention†	6.00%	1/1/2015	Ba2	1,580	1,614,554
Farmington Poll Ctl–El Paso Elec	1.875%	6/1/2032	Baa1	5,000	4,943,450

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Other Revenue (continued)
FL Brd Ed–Lottery Rev	5.00%	7/1/2014	AAA	$5,000	$5,059,750
FL Brd Ed–Lottery Rev (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,391,648
Florence Twn IDA–Legacy Trad Sch	4.00%	7/1/2018	BB	500	486,645
IL Fin Auth–Prairie Power Rmkt	3.00%	7/1/2042	A	9,800	9,822,050
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,548,717
La Paz Co IDA–Imperial Regl Jail	6.75%	10/1/2023	NR	2,000	2,040,680
Maricopa Co Poll Ctl–NM Pub Svc	4.00%	6/1/2043	BBB	10,000	10,205,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2015	A+	1,700	1,766,589
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A+	1,600	1,697,488
Minneapolis National Marrow Donor Prog	4.00%	8/1/2014	BBB	4,060	4,099,788
Minneapolis National Marrow Donor Prog	4.00%	8/1/2015	BBB	4,535	4,668,238
NYC Cultural–Whitney Museum	5.00%	7/1/2017	A	6,175	6,929,894
PA Econ Dev–PPL Energy Supply	3.00%	12/1/2038	BBB	3,000	3,075,300
PA Econ Dev–PPL Energy Supply Rmkt	3.00%	12/1/2037	BBB	12,000	12,301,200
PA Econ Dev–Unemployment Comp	5.00%	7/1/2019	Aaa	10,000	11,764,200
PA IDA–Economic Dev	5.00%	7/1/2018	A1	2,595	2,962,478
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015	AA-	10,000	9,998,800
Public Gas Partners Inc	5.00%	10/1/2014	A+	3,000	3,065,670
Wise Co IDA–VA Elec & Pwr CO	2.375%	11/1/2040	A2	10,000	10,287,900
Total					114,730,039

Special Tax 0.57%
Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,321,500
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,437,428
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,163,000
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,360,625
Denver Urban Renewal–Stapleton	4.00%	12/1/2014	Aa3	5,045	5,145,799
Total					13,428,352

Tax Revenue 5.21%
Akron PIT	4.00%	12/1/2015	AA+	3,190	3,387,621
AL Pub Sch & Clg Auth	5.00%	5/1/2015	Aa1	2,800	2,945,236
Des Moines ISD	5.00%	6/1/2015	A+	2,810	2,961,937
FL Hurricane Catastrophe Fund	5.00%	7/1/2016	AA-	8,500	9,312,430
IL Sales Tax	5.00%	6/15/2018	AAA	9,500	10,957,300
IL State–Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,443,200
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2018	AA+	7,000	8,137,990

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tax Revenue (continued)
MA Spl Oblig–Fed Hwy GANs (AGM)	5.00%	12/15/2014	AAA	$7,000	$7,235,900
MTA NY–Dedicated Tax	4.00%	11/15/2018	AA	4,490	5,012,232
NJ EDA–Cigarette Tax	5.00%	6/15/2016	BBB+	1,930	2,097,543
NJ EDA–Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,617,410
NJ EDA–Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,335,760
NJ EDA–Cigarette Tax ETM	5.375%	6/15/2014	AA+	2,560	2,586,982
NY LGAC	5.00%	4/1/2015	AAA	2,475	2,593,478
NY UDC–PIT	5.00%	3/15/2017	AAA	10,000	11,237,600
NY UDC–PIT	5.00%	3/15/2018	AAA	10,000	11,486,700
NYC TFA–Future Tax	5.00%	11/1/2016	AAA	5,500	6,119,575
Orlando Redev TIF	5.00%	9/1/2014	A	1,025	1,038,909
PA Econ Dev–Unemployment Comp	5.00%	7/1/2022	Aaa	9,075	9,914,619
Phoenix Civic Impt Corp–Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,452,785
WV Sch Bldg Auth–Lottery	5.00%	7/1/2014	AAA	2,290	2,316,679
Total					123,191,886

Tobacco 2.42%
Buckeye Tobacco	5.00%	6/1/2014	Aaa	5,500	5,533,495
Golden St Tobacco	5.00%	6/1/2020	A2	5,300	6,160,508
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2015	A	8,085	8,488,199
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,674,737
Tobacco Settlement Auth WA	5.00%	6/1/2019	A	4,990	5,720,486
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,229,080
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,273,500
Tobacco Settlement Fin Corp LA	5.00%	5/15/2016	A	2,500	2,717,700
Tobacco Settlement Fin Corp LA	5.00%	5/15/2017	A	2,000	2,252,100
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	5,270	5,077,909
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2018	A1	5,000	5,437,900
Tobacco Settlement Fin Corp NY	5.00%	6/1/2017	AA-	5,850	6,578,208
Total					57,143,822

Transportation 9.59%
Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,164,990
Atlanta Airport(c)	5.00%	1/1/2018	Aa3	1,000	1,138,320
Bay Area Toll Auth	0.76%#	4/1/2047	AA	8,000	8,049,440
Bay Area Toll Auth Rmkt	0.965%#	4/1/2045	AA	15,000	15,198,750
Chicago Midway Arpt	5.00%	1/1/2034	A-	2,725	2,822,664
CT Spl Tax–Trans Infra	5.00%	12/1/2014	AA	10,000	10,323,100

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
DFW Arpt	4.00%	11/1/2014	A+	$2,500	$2,554,525
Fairfax Co EDA–Silver Line Phase I	5.00%	4/1/2017	AA	2,000	2,234,160
FL Tpk Auth–Dept Trans	5.00%	7/1/2019	AA-	5,095	5,954,577
Foothill / Eastern Corridor Toll Rd	5.00%	1/15/2053	BBB-	7,500	8,246,550
Harris Co Toll Rd	0.70%#	8/15/2021	Aa3	4,000	4,004,440
Houston Arpt	5.00%	7/1/2017	A	1,500	1,688,490
IL Toll Hwy Auth	5.00%	12/1/2019	AA-	7,500	8,803,725
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,680,400
IL Toll Hwy Auth (AGM)	5.00%	1/1/2018	AA	5,205	5,515,374
KS Transp Hwy	5.00%	9/1/2019	AAA	5,125	6,071,434
KY Pub Trsp Auth–Downtown Crossing	5.00%	7/1/2017	Baa3	8,000	8,886,000
LA Offshore Term Auth–LOOP LLC	2.10%	10/1/2040	BBB	3,500	3,521,105
MTA NY	0.944%#	11/1/2030	A+	7,400	7,453,354
MTA NY	5.00%	11/15/2016	A+	5,000	5,580,000
MTA NY	5.00%	11/15/2018	A+	3,235	3,747,553
MTA NY (AGM)	0.308%#	11/1/2022	AA	16,300	15,744,300
MTA NY–Dedicated Tax	5.00%	11/15/2014	AA	1,000	1,029,940
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,668,080
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,795,300
NJ Trans Trust Fund (NPFGC)	5.00%	6/15/2015	AA-	2,950	3,116,675
NJ Trans Trust Fund (NPFGC)	5.25%	12/15/2018	AA+	5,000	5,420,250
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%	12/15/2014	AA-	5,000	5,178,700
NY Twy Auth	5.00%	1/1/2016	A	500	539,575
NY Twy Auth	5.00%	1/1/2018	A	1,250	1,418,963
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,556,600
NY Twy Auth–Hwy & Brdg	5.00%	4/1/2018	AA	3,405	3,902,436
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,589,520
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2014	AA	5,000	5,016,100
Southeastern PA Transp Auth	5.00%	6/1/2017	A+	1,425	1,581,665
Southeastern PA Transp Auth	5.00%	6/1/2018	A+	1,280	1,444,019
St Louis Arpt–Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,735,877
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,362,375
Triborough Brdg & Tunl Auth	5.00%	11/15/2019	AA-	5,000	5,871,450
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	1,650	1,974,885
WA St GARVEE–520 Corridor	5.00%	9/1/2017	AA	16,930	19,158,835
Total					226,744,496

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities 12.03%
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2016	A1	$675	$726,368
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2017	A1	1,000	1,105,860
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2018	A1	2,900	3,269,373
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	Aa3	3,000	3,415,020
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	Aa3	2,500	2,892,900
Burke Co Dev–GA Power	1.40%	11/1/2048	A	4,000	4,031,280
Central Plains–Goldman Sachs	5.00%	12/1/2014	A-	3,050	3,125,427
CO Public Auth–ML	5.75%	11/15/2018	A-	6,740	7,539,431
Escambia Co Solid Waste–Gulf Pwr	1.35%	4/1/2039	A	7,500	7,524,225
FL Dept Env Protn–Florida Forever (NPFGC)(FGIC)	5.00%	7/1/2014	AA-	5,180	5,241,383
Floyd Co Dev–GA Power Rmkt	0.85%	7/1/2022	A	5,000	5,011,300
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA	1,000	1,137,500
Houston Util Sys	5.00%	11/15/2018	AA	5,000	5,826,300
Houston Util Sys(c)	5.00%	5/15/2020	AA	5,000	5,881,500
Houston Util Sys (SIFMA)	0.81%#	5/15/2034	AA	23,000	23,013,570
IL Fin Auth–Peoples Gas	2.125%	3/1/2030	Aa3	12,750	12,799,215
IL Fin Auth–Peoples Gas	2.625%	2/1/2033	Aa3	4,000	4,096,200
Indianapolis Util Dist (NPFGC)	4.00%	6/1/2014	AA	3,535	3,555,574
Kissimmee Util Auth (AGM)	5.25%	10/1/2014	A1	1,000	1,024,640
Lakeland Energy	0.81%#	10/1/2017	AA	17,000	17,072,080
Long Island Power Auth	4.00%	5/1/2018	A-	3,940	4,240,622
Los Alamos Co Util Sys (AGM)	5.00%	7/1/2014	AA	4,410	4,426,538
Los Angeles Wastewater	5.00%	6/1/2018	AA	3,000	3,481,200
Louisville/Jeff Co Met–Louisville Gas & Elec Co	1.15%	6/1/2033	A1	3,750	3,722,250
Louisville/Jeff Co Met–Louisville Gas & Elec Co	1.60%	6/1/2033	A-	4,000	4,025,880
Louisville/Jeff Co Poll Ctl–Louisville Gas & Elec Co	1.65%	10/1/2033	A1	6,000	6,043,920
MEAG–Proj 1	5.00%	1/1/2018	A	3,145	3,576,305
MEAG–Proj 1	5.00%	1/1/2021	A	7,000	8,084,370
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	5,093,276
Navajo Co Poll Ctl–AZ Pub Svc	5.50%	6/1/2034	A-	5,000	5,041,150
NC Eastern Muni Pwr	5.00%	1/1/2015	A-	1,000	1,034,540
NC Muni Pwr Agy #1–Catawba Elec	5.00%	1/1/2018	A	15,000	17,062,950
NY Energy–NY St Elec & Gas	2.25%	12/1/2015	A3	10,000	10,192,000
OH Air Quality–Columbus So Pwr	3.875%	12/1/2038	Baa1	3,500	3,513,405

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

				Credit
				Rating:	Principal
		Interest	Maturity	S&P or	Amount	Fair
Investments		Rate	Date	Moody’s	(000)	Value
Utilities (continued)
OH Air Quality–FirstEnergy		2.25%	8/1/2029	BBB-	$5,000	$5,011,850
OH Air Quality–OH Power CO		3.25%	6/1/2041	Baa1	4,000	4,011,720
OH Wtr Dev Auth		0.46%#	7/15/2035	AAA	7,500	7,504,125
Peninsula Ports Auth–Dominion Proj		2.375%	10/1/2033	BBB+	5,000	5,035,650
Philadelphia Gas Works		5.00%	8/1/2014	BBB+	3,000	3,045,630
PR Aqueduct & Swr Auth		5.00%	7/1/2015	BB+	2,000	1,862,000
PR Aqueduct & Swr Auth		5.00%	7/1/2019	BB+	5,350	4,436,594
PR Elec Pwr Auth		5.25%	7/1/2018	BBB	4,000	3,416,720
Rockport Poll Ctl–IN Michigan Pwr		6.25%	6/1/2025	Baa1	1,000	1,009,350
Salt River Imp & Pwr Dist		4.00%	1/1/2015	Aa1	2,550	2,623,007
San Antonio Elec & Gas		2.00%	12/1/2027	Aa2	7,500	7,734,450
So MN Muni Pwr Agy (AMBAC)		5.25%	1/1/2015	A+	5,000	5,184,250
Southern CA Met Wtr		3.00%	7/1/2035	AAA	6,000	6,203,340
Southern CA Met Wtr		3.50%	7/1/2037	AAA	9,515	10,175,626
TEAC–Goldman Sachs		5.25%	9/1/2018	A-	5,755	6,432,421
Truckee Meadows Water Auth		5.00%	7/1/2015	Aa2	5,000	5,297,500
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2018	A3	3,000	3,312,300
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2019	A3	1,000	1,117,920
Vernon Elec Sys		5.25%	8/1/2014	A-	1,000	1,015,900
York Co EDA–VA Elec & Pwr Co		4.05%	5/1/2033	A2	2,000	2,005,660
Total						284,263,565
Total Municipal Bonds (cost $1,991,368,201)						2,011,126,106
		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
SHORT-TERM INVESTMENTS 14.46%

Variable Rate Demand Notes

Corporate-Backed 2.48%
MS Bus Fin Corp–Grand Alliance	0.50%	4/3/2014	1/1/2033	BBB	11,705	11,705,000
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	12/1/2039	A2	15,500	15,500,000
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	11/1/2040	A2	31,500	31,500,000
Total						58,705,000

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2014

		Interest		Credit
		Rate	Final	Rating:		Principal
	Interest	Reset	Maturity	S&P or		Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s		(000)	Value
Education 0.97%
Birmingham Ed–Miles Clg	0.68%	4/3/2014	2/1/2029	Baa3		$1,225	$1,225,000
Met Govt Nashville H & E–Fisk Univ	0.50%	4/3/2014	12/1/2020	Baa3		4,735	4,735,000
NJ Higher Ed Assistance Auth†	0.26%	4/1/2014	6/1/2030	AA		12,000	12,000,000
OH Hi Ed–Univ Dayton	1.31%	4/3/2014	7/1/2016	A		5,000	5,013,900
Total							22,973,900

General Obligation 1.73%
Anaheim City COP (NPFGC)(FGIC)†	0.26%	4/1/2014	7/16/2023	A	(a)	11,995	11,995,000
NYC GO	0.33%	4/1/2014	4/1/2035	AA		29,000	29,000,000
Total							40,995,000

Health Care 2.54%
Gulf Shores Med–Colonial Pinnacle	0.50%	4/3/2014	7/1/2034	Baa3		3,100	3,100,000
MD Hlth & Hi Ed–LifeBridge Hlth (AG)†	0.26%	4/3/2014	1/1/2038	AA		13,960	13,960,000
Montgomery Co Hlth–Catholic Hlth	0.13%	4/2/2014	3/1/2027	A+		33,400	33,400,000
NJ Hlth–Christian Hlth Care Ctr	0.34%	4/3/2014	7/1/2038	A-		8,550	8,550,000
WI Hlth & Ed–Pooled Loan Fin	0.82%	4/2/2014	2/1/2022	A3		1,110	1,110,000
Total							60,120,000

Housing 1.73%
AK Hsg Fin Corp	0.20%	4/3/2014	12/1/2041	AA+		40,820	40,820,000

Lease Obligations 1.21%
Palm Beach Co Sch Brd COP	0.41%	4/1/2014	8/1/2029	BBB		28,500	28,500,000

Other Revenue 0.60%
Indianapolis Local Pub Impt Bd Bk†	0.27%	4/3/2014	2/1/2019	A		6,000	6,000,000
WI Hlth & Ed–Maranatha Baptist	0.81%	4/3/2014	8/1/2026	BBB+		8,275	8,275,000
Total							14,275,000

Tax Revenue 0.25%
MidCities Co Met District #1	0.16%	4/3/2014	12/1/2020	A+		5,820	5,820,000

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2014

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Utilities 2.95%
Las Vegas Valley Water District	0.17%	4/1/2014	6/1/2036	AA+	$16,500	$16,500,000
Las Vegas Valley Water District	0.17%	4/1/2014	6/1/2036	AA+	28,995	28,995,000
Pittsburgh Wtr & Swr (AGM)	0.15%	4/3/2014	9/1/2035	AA	24,135	24,135,000
Total						69,630,000
Total Variable Rate Demand Notes (cost $341,825,000)						341,838,900
Total Short-Term Investments (cost $341,825,000)						341,838,900
Total Investments in Securities 99.55% (cost $2,333,193,201)						2,352,965,006
Cash and Other Assets in Excess of Liabilities 0.45%						10,701,216
Net Assets 100.00%						$2,363,666,222

Note: See Footnotes to Schedules of Investments on page 103 of this report.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,011,126,106	$—	$2,011,126,106
Variable Rate Demand Notes	—	341,838,900	—	341,838,900
Total	$—	$2,352,965,006	$—	$2,352,965,006

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 97.85%

Corporate-Backed 7.71%
AL IDA–Office Max Rmkt AMT	6.45%	12/1/2023	B2		$2,300	$2,305,704
Allegheny Co IDA–US Steel	6.50%	5/1/2017	BB-		3,315	3,541,746
Alliance Arpt–FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,037,130
Babylon IDA–Covanta	5.00%	1/1/2019	AA		4,000	4,554,080
Beaver Co IDA–FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	5,998,080
Burke Co Dev–GA Power	2.40%	1/1/2040	A		4,000	3,936,520
Charlotte Spl Facs–US Airways AMT	5.60%	7/1/2027	NR		5,000	5,011,300
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,337,300
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	7,876,680
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	B+		3,300	3,499,815
DeSoto Parish Env Impt–Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,618,089
Farmington Poll Ctl–NM Pub Svc	4.75%	6/1/2040	BBB		5,000	5,328,750
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2026	NR		2,000	1,904,500
Gulf Coast IDA–CITGO AMT	4.875%	5/1/2025	BB-		4,000	3,927,680
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		7,500	7,492,200
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025	BB-		5,000	4,855,400
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022	BB-		4,175	4,175,000
IN Fin Auth–US Steel	6.00%	12/1/2019	BB-		5,000	5,225,950
Jay Solid Waste–Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	2,928,639
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,751,720
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB		6,630	7,406,771
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,800	1,882,962
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,500,210
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		4,500	4,178,790
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1		5,600	5,355,112
Matagorda Co Nav Dist–AEP TX Central	4.00%	6/1/2030	Baa1		8,000	7,650,160
MD EDC–Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		2,570	1,285,000
MD IDA–Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,014,070
Nez Perce Co Poll Ctl–Potlatch	6.00%	10/1/2024	BB+		1,000	1,000,330
NH Poll Ctl–United Illuminating AMT	4.50%	7/1/2027	Baa1		5,000	5,181,000
Niagara Area Dev Corp–Covanta	4.00%	11/1/2024	Ba2		5,300	5,152,660
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019	B		4,410	4,416,659
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023	B		6,725	6,722,310
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B		13,820	13,819,171
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		4,780	5,035,778
NYC IDA–Jetblue AMT	5.00%	5/15/2020	B		2,445	2,444,902

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Corporate-Backed (continued)
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-	$3,500	$3,563,630
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-	8,200	8,458,546
Richland Co Env Impt–Intl Paper AMT(c)	3.875%	4/1/2023	BBB	6,625	6,647,459
St Charles Parish–Valero Energy	4.00%	12/1/2040	BBB	4,000	4,106,400
Valdez Marine Term–BP	5.00%	1/1/2021	A	5,800	6,725,796
Valdez Marine Term–BP	5.00%	1/1/2021	A	10,000	11,596,200
Valparaiso Facs–Pratt Paper AMT	6.75%	1/1/2034	NR	5,000	5,303,350
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR	1,500	1,595,370
West Pace Coop Dist	9.125%	5/1/2039	NR	4,950	4,553,653
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A	5,000	5,875,450
WI PFA–TRIPS AMT	5.25%	7/1/2028	BBB-	3,750	3,907,575
Total					231,685,597

Education 4.51%
AZ Brd Regents COP–Univ of AZ	5.00%	6/1/2021	AA-	6,745	7,786,765
CA Fin Auth–Biola Univ	5.00%	10/1/2028	Baa1	420	441,382
CA Fin Auth–Biola Univ	5.00%	10/1/2030	Baa1	430	446,800
CA Fin Auth–Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,127,107
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,749,950
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	1,982,817
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	2,054,106
Fulton Co Dev–GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,630,798
Harris Co Cultural Ed–Baylor Clg / Med	5.00%	11/15/2019	A-	1,910	2,114,294
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2016	Baa3	2,500	2,586,275
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	1,016,490
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,167,180
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,383,991
IL Fin Auth–Univ of Chicago	5.50%	7/1/2021	Aa1	5,000	5,823,800
MA Hlth & Ed–Harvard Univ	5.25%	11/15/2019	AAA	2,850	3,365,422
Marietta Dev Auth–Life Univ	6.25%	6/15/2020	Ba3	2,300	2,341,262
MI Hi Ed–Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,305,420
MI Hi Ed–Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,179,718
NC Cap Facs–High Point Univ	5.00%	5/1/2032	BBB+	2,500	2,576,500
NH Hlth & Ed–Univ Sys of NH	5.50%	7/1/2020	Aa3	1,890	2,196,256
NJ Ed Facs–Higher Ed Cap Impt (AGM)	5.00%	9/1/2019	AA	4,270	4,344,853
NJ Ed Facs–Univ Med & Dent	6.50%	12/1/2019	NR	5,595	7,007,681
NY Dorm–Pace Univ	5.00%	5/1/2021	BB+	1,750	1,884,820
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+	1,000	1,066,050
NY Dorm–Pace Univ	5.00%	5/1/2026	BB+	1,000	1,046,760

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
OH Hi Ed–Ashland Univ	6.25%	9/1/2024	Caa2	$3,670	$3,254,813
PR Indl Tourist–Inter American Univ	5.00%	10/1/2019	A-	1,000	1,013,410
PR Indl Tourist–Inter American Univ	5.00%	10/1/2020	A-	1,000	1,001,270
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,396,072
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,743,400
Univ California	5.00%	5/15/2026	AA	10,000	11,706,400
Univ of Minnesota–Stadium	5.00%	8/1/2018	Aa1	1,000	1,101,800
Univ of North Carolina–Chapel Hill	0.854%#	12/1/2041	AAA	15,000	15,133,950
Univ of Toledo	5.00%	6/1/2019	A+	2,800	3,227,700
Western MI Univ (AG)	5.25%	11/15/2020	AA	3,980	4,478,376
Total					135,683,688

General Obligation 13.93%
Bellwood GO	5.875%	12/1/2027	NR	3,000	2,839,410
Bellwood GO	6.15%	12/1/2032	NR	2,770	2,592,027
CA State GO	5.00%	8/1/2018	A1	3,000	3,334,620
CA State GO	5.00%	2/1/2021	A1	21,045	24,732,084
CA State GO	5.00%	9/1/2021	A1	13,685	16,128,046
CA State GO	5.00%	9/1/2021	A1	15,500	18,267,060
CA State GO	5.00%	2/1/2022	A1	20,000	23,565,200
CA State GO	5.25%	10/1/2020	A1	10,000	11,791,400
CA State GO	5.25%	3/1/2022	A1	6,320	7,409,631
CA State GO	5.25%	9/1/2024	A1	10,000	11,820,000
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,560,070
Chicago GO	5.25%	1/1/2028	A+	6,000	6,332,040
Cook Co GO	5.00%	11/15/2019	AA	1,405	1,606,955
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,711,950
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,712,800
Cook Co GO	5.00%	11/15/2022	AA	2,000	2,278,860
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,201,450
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	4,019,785
Detroit–State Aid GO	4.50%	11/1/2023	AA	13,105	13,245,879
Detroit–State Aid GO	5.00%	11/1/2018	AA	3,320	3,593,103
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,253,257
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	AA-	3,285	3,788,952
Guam GO	5.75%	11/15/2014	BB-	450	461,039
Guam GO	6.75%	11/15/2029	BB-	6,475	6,861,039
Gwinnett Co Dev–Gwinnett Co Pub Sch COP (NPFGC)(FGIC)	5.25%	1/1/2020	AA+	5,000	5,856,800

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Harris Co Toll Rd GO	5.00%	8/15/2024	AA-	$5,000	$5,599,650
HI State GO (AMBAC)	5.00%	7/1/2015	AA	40	42,380
IL State GO	5.00%	2/1/2020	A-	1,425	1,616,207
IL State GO	5.00%	7/1/2022	A-	6,500	7,306,585
IL State GO	5.00%	8/1/2023	A-	5,350	5,965,678
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%	1/1/2023	AA	2,700	2,940,138
Katy ISD PSF GTD	0.754%#	8/15/2036	AAA	17,500	17,564,925
King Co Sch Dist #414–Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,868,150
LA State GO	5.00%	9/1/2022	Aa2	5,120	6,022,963
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,237,445
Los Angeles USD (NPFGC)(FGIC)	4.50%	7/1/2025	Aa2	6,290	6,822,763
Met Govt Nashville GO	5.00%	1/1/2018	AA	8,325	9,535,788
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,690,400
NYC GO	5.00%	10/1/2021	AA	6,000	7,032,780
NYC GO	5.00%	8/1/2022	AA	10,000	11,598,800
NYC GO	5.00%	8/1/2025	AA	12,000	13,792,200
NYC GO	5.00%	8/1/2026	AA	5,235	5,882,674
OH Infrastructure	5.50%	6/15/2020	AA	4,500	5,104,080
Onondaga Co GO	5.00%	3/1/2020	AA+	1,150	1,323,386
Otsego Pub Sch Dist (AGM)	4.00%	5/1/2021	AA	2,245	2,329,928
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,538,830
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3	5,900	6,518,202
PR Comwlth GO	5.375%	7/1/2030	BB+	10,000	7,740,800
PR Comwlth GO	8.00%	7/1/2035	BB+	7,780	7,266,987
PR Comwlth GO (XLCA)	5.50%	7/1/2017	BB+	6,490	6,120,979
PR Pub Bldg Auth GTD	5.75%	7/1/2022	BB+	9,305	7,760,184
San Francisco City & Co USD	4.00%	6/15/2021	Aa2	9,740	10,840,328
San Jose USD (NPFGC)	4.50%	8/1/2023	AA	2,825	2,974,866
WA State GO	5.00%	8/1/2022	AA+	14,245	16,719,641
WA State GO	5.00%	1/1/2024	AA+	5,000	5,716,600
WI State GO (NPFGC)(FGIC)	5.00%	5/1/2019	AA	10,000	10,461,900
Williamson Co GO	5.00%	2/15/2021	AAA	5,640	6,668,792
Woonsocket GO	7.125%	6/15/2016	B3	2,935	3,008,727
Worcester GO (AGM)	5.25%	10/1/2019	AA	1,000	1,075,400
Worcester GO (AGM)	5.25%	10/1/2020	AA	1,195	1,274,886
Total					418,927,499

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care 15.86%
Abag Fin Auth–Episcopal Senior	2.15%	7/1/2019	BBB+	(a)	$3,000	$2,952,990
Alachua Co Hlth–Bonita Springs	7.125%	11/15/2016	NR		8,000	8,017,840
Alachua Co Hlth–East Ridge Ret Vlg	5.00%	11/15/2024	BB	(a)	4,000	3,988,360
Alachua Co Hlth–East Ridge Ret Vlg	5.625%	11/15/2029	BB	(a)	1,000	996,330
Alachua Co IDA–No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	1,997,840
Alachua Co IDA–No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	5,806,320
Albany IDA–St Peters Hsp	5.00%	11/15/2015	A+		200	212,828
Atlantic Bch Hlth–Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	2,094,841
AZ Hlth Facs–Phoenix Childrens Hsp	1.91%#	2/1/2048	BBB+		14,500	14,500,145
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,321,180
Blount Co Hlth & Ed–Asbury	5.125%	4/1/2023	NR		4,525	4,569,300
CA Fin Auth–Cmnty Hsps COP	5.00%	2/1/2016	Baa1		2,000	2,138,460
CA Hlth–Catholic Hlthcare W	5.125%	7/1/2022	A		1,130	1,177,279
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,728,758
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,113,860
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,162,660
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,210,522
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	3,920,001
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,161,640
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,333,787
CA Hlth–City of Hope	4.00%	11/15/2020	A+		1,450	1,574,468
CA Hlth–City of Hope	5.00%	11/15/2023	A+		1,470	1,674,962
CA Hlth–Episcopal Home	5.50%	2/1/2024	A		2,000	2,428,600
CA Hlth–St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,859,200
CA Hlth–Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,915,165
CA Stwde–So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,766,720
Camden Co Impt Auth–Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,570,750
CO Hlth Facs–American Baptist	7.00%	8/1/2019	NR		1,500	1,618,320
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		600	598,344
CO Hlth Facs–Sisters Leavenworth	5.00%	1/1/2019	AA-		6,000	6,775,860
CO Hlth Facs–Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,296,633
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,151,736
Delaware Co Hsp–Crozer-Keystone	5.00%	12/15/2019	BBB-		1,000	1,020,670
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,347,112
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,278,090
Fairfax Co EDA–Vinson Hall	4.50%	12/1/2032	NR		2,500	2,323,500
Flint Hsp Bldg Auth–Hurley Med Ctr	6.00%	7/1/2020	Ba1		1,015	1,015,619

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Gaithersburg Econ Dev–Asbury	5.50%	1/1/2018	BBB	(a)	$3,535	$3,910,346
Gaithersburg Econ Dev–Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,243,000
Glynn Brunswick Mem Hsp–SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,200,461
Hanover Co EDA–Covenant Woods	4.50%	7/1/2030	NR		2,790	2,408,830
Harris Co Cultural Ed–Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,421,675
Harris Co Cultural Ed–Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,258,127
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(a)	545	485,230
HI Dept Budget–Kahala Nui	5.00%	11/15/2027	BBB-	(a)	1,500	1,591,515
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		2,000	1,886,620
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,113,237
IL Fin Auth–Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,335,398
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,779,025
IL Fin Auth–Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,117,410
IL Fin Auth–Rush Univ Med	6.00%	11/1/2019	A		1,000	1,137,950
IN Bd Bk–Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,986,684
Iron River Hsp–Iron Co Comnty Hsps	6.00%	5/15/2020	NR		590	605,275
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA		4,350	4,784,347
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA		4,400	4,859,800
Kansas City IDA–Bishop Spencer	6.25%	1/1/2024	NR		840	846,275
Kansas City IDA–Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,508,500
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,203,300
Kent Hsp Fin Auth–Metropolitan Hsp	5.50%	7/1/2020	BB+		3,275	3,407,245
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		2,385	2,355,855
LA PFA–Christus Hlth	5.25%	7/1/2020	A+		3,200	3,578,144
Lufkin Hlth–Mem Hlth	6.00%	2/15/2024	BBB-		7,535	8,328,285
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB+		5,705	6,274,929
MD Hlth & Ed–Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,112,507
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,516,899
MD Hlth & Hi Ed–Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,175,818
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		7,755	8,377,184
ME Hlth & Hi Ed–Pooled Fing	4.50%	7/1/2018	A1		2,605	2,942,348
ME Hlth & Hi Ed–Pooled Fing (NPFGC)(FGIC)	5.375%	7/1/2018	A1		2,700	2,729,052
Mesquite Hlth–Christian Care Ctrs	5.50%	2/15/2025	BBB-		3,250	3,295,760
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2019	BBB+		2,660	2,965,022
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2022	BBB+		2,960	3,241,881
MI Fin Auth–Crittenton Hospital	5.00%	6/1/2027	BBB+		7,250	7,459,960
MI Hsp–McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,829,356

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
MI Hsp–McLaren Hlthcare	5.00%	6/1/2020	Aa3		$5,540	$6,343,134
Miami Beach Hlth–Mount Sinai Med Ctr	6.75%	11/15/2021	Baa2		2,370	2,447,973
MN Agric & Econ Dev–Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA		4,500	5,023,935
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,605	1,809,317
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,790	2,007,127
Montgomery Co IDA–New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		1,000	1,117,500
MS Hsp–Baptist Health	5.00%	8/15/2017	A-		2,500	2,761,875
MS Hsp–Baptist Health	5.00%	8/15/2018	A-		3,000	3,275,160
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	5,510,830
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa1		3,000	3,178,470
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		4,000	4,119,560
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,383,358
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,665,240
NJ Hlth–Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	11,438,000
NJ Hlth–St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,100,461
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,119,499
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,920,255
NJ Hlth–Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,240,850
NJ Hlth–Virtua Hlth (AG)	5.50%	7/1/2020	AA		5,455	6,123,237
NM Hsp–Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	917,960
Northampton Co GPA–St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,184,760
NY Dorm–North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,544,520
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,255,800
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,059,260
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,865,911
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,714,750
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,578,440
Orange Co Hlth–Orlando Hlth	5.25%	10/1/2020	A		5,000	5,579,350
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Ba1		5,000	5,102,800
Philadelphia Hsps–Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	7,641,975
Roanoke EDA–Carilion Clinic	5.00%	7/1/2025	A+		10,000	10,782,000
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,016,000
Sartell Hlth Care–Country Manor	5.25%	9/1/2030	NR		1,000	978,440
SC Jobs EDA–Tuomey Hsp (AMBAC)	5.00%	11/1/2018	NR		1,620	1,508,787

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
SE Port Auth–Memorial Hlth	5.75%	12/1/2032	NR		$1,900	$1,832,474
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		3,880	3,608,051
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2019	AA-		5,130	5,463,245
So Broward Hsp Dist–Memorial Hlthcare (NPFGC)(FGIC)	5.00%	5/1/2022	AA-		2,710	2,859,836
St Paul Hsg & Redev–Healtheast	5.00%	11/15/2017	BBB-		2,900	3,029,137
Sylacauga Hlth–Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,005	1,023,683
Sylacauga Hlth–Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,525	3,532,649
Tarrant Co Cultural–Christus Hlth (AG)	5.75%	7/1/2018	AA		2,685	2,950,412
Thomasville Hsp Auth–John Archbold	4.75%	11/1/2025	A+		6,150	6,277,305
Travis Co Hlth–Longhorn Vlg	5.50%	1/1/2017	NR		450	450,131
Tyler Hlth–Mother Frances Hsp	5.50%	7/1/2027	Baa1		3,975	4,284,334
Univ Med Ctr Corp	6.00%	7/1/2024	BBB+		1,000	1,110,680
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		2,000	2,008,560
Westchester Co Hlth Care	5.00%	11/1/2019	A3		4,000	4,580,280
Westchester Co Hlth Care	5.125%	11/1/2020	A3		5,500	6,305,915
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2028	BBB	(a)	1,350	1,400,234
WI Hlth & Ed–Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,144,320
WI Hlth & Ed–Aurora Hlth	5.00%	7/15/2026	A3		5,575	5,884,245
WI Hlth & Ed–Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-		1,110	1,253,434
WI Hlth & Ed–Wheaton Franciscan Hlth	5.25%	8/15/2018	A-		2,000	2,140,820
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2027	Baa2		3,450	3,597,557
Wood Co Hsp Facs–Wood Co Hsp	5.00%	12/1/2032	Baa2		2,275	2,303,574
WV Hsp–Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,600	1,628,288
Total						476,879,638

Housing 0.43%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2032	NR		500	582,050
Athens Hsg Auth–UGA E Campus Hsg	4.00%	12/1/2019	Aa2		2,045	2,242,158
CA Stwde–American Baptist	2.10%	10/1/2019	BBB		2,200	2,170,674
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa2		2,000	2,234,760
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,419,270
NJ EDA–Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,828,090
PA Hi Ed–Edinboro Univ	5.00%	7/1/2018	Baa3		215	221,188
WA Hsg–Emerald Heights	4.00%	7/1/2019	A-	(a)	1,130	1,178,839
WA Hsg–Emerald Heights	5.00%	7/1/2022	A-	(a)	1,000	1,099,050
Total						12,976,079

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations 8.91%
Broward Co Sch Brd COP	5.00%	7/1/2021	A1	$5,000	$5,744,800
CA Pub Wks–Dept Gen Svcs	5.00%	4/1/2020	A2	4,085	4,706,696
CA Pub Wks–Dept Hsps	5.00%	6/1/2023	A2	3,000	3,487,830
CA Pub Wks–Various Cap Proj	5.00%	3/1/2018	A2	7,490	8,552,606
CA Pub Wks–Various Cap Proj	5.00%	11/1/2019	A2	1,000	1,165,040
CA Pub Wks–Various Cap Proj	5.00%	11/1/2020	A2	1,500	1,748,880
CA Pub Wks–Various Cap Proj	5.00%	4/1/2021	A2	3,250	3,777,475
CA Pub Wks–Various Cap Proj	5.00%	11/1/2021	A2	1,000	1,164,840
CA Pub Wks–Various Cap Proj	5.00%	4/1/2022	A2	4,200	4,874,058
CA Pub Wks–Various Cap Proj	5.25%	10/1/2019	A2	11,370	13,387,379
Cleveland COP–Cleveland Stadium	5.00%	11/15/2019	A2	2,450	2,736,356
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA	3,800	4,187,866
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+	4,000	4,409,960
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+	6,405	6,999,064
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2019	AA-	2,500	2,902,325
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2020	AA-	3,650	4,244,183
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2024	AA-	5,930	6,685,126
FL Dept of Children’s & Family Svcs COP (NPFGC)(FGIC)	5.00%	10/1/2022	AA+	2,870	3,124,626
Houston Co Coop Dist–Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
Kansas City IDA–Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,335,026
KY Ppty & Bldgs Commn–Proj #93 (AG)	5.25%	2/1/2020	AA	2,000	2,319,640
LA PFA–Hurricane Recovery (AG)	5.00%	6/1/2020	AA	5,000	5,285,300
Los Angeles Co COPS–Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,451,738
MD EDC–Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,320,496
Mecklenburg Co COP	5.00%	2/1/2020	AA+	3,565	4,058,289
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,915,971
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,087,650
MI Strategic Fd–Cadillac Place	5.25%	10/15/2023	A+	3,865	4,312,180
MI Strategic Fd–Cadillac Place	5.25%	10/15/2024	A+	6,915	7,661,889
Miami Dade Co Sch Brd COP (NPFGC)	5.00%	5/1/2022	AA-	11,550	12,510,729
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,711,560
NJ EDA–Sch Facs	5.00%	3/1/2023	A+	7,445	8,563,835
NJ EDA–Sch Facs	5.25%	12/15/2020	A+	8,125	9,310,275
NJ EDA–Sch Facs	5.25%	9/1/2023	A+	10,000	11,435,000
NJ EDA–Sch Facs	5.25%	9/1/2025	A+	5,550	6,261,288
NJ EDA–Transit Proj	5.00%	5/1/2018	A+	1,425	1,623,374

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Lease Obligations (continued)
NJ EDA–Transit Proj	5.00%	5/1/2019	A+	$3,000	$3,457,530
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2020	AA-	1,000	1,188,720
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,360,554
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	1,320	1,480,285
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	1,920	2,153,141
NY UDC–Svc Contract	5.00%	1/1/2022	AA-	3,705	4,178,610
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2020	A1	8,030	9,149,543
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%	2/1/2021	A1	8,750	9,961,787
Philadelphia Redev Auth	5.00%	4/15/2019	A+	2,215	2,494,334
Philadelphia Redev Auth	5.00%	4/15/2020	A+	3,525	3,973,556
Philadelphia Redev Auth	5.00%	4/15/2021	A+	2,000	2,251,920
Philadelphia Redev Auth	5.00%	4/15/2022	A+	5,195	5,848,843
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BB+	5,000	4,397,700
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-	2,000	2,310,820
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-	4,100	4,752,802
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-	3,750	4,345,950
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2019	AA	1,000	1,168,840
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2020	AA	825	962,569
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2022	AA	1,000	1,165,830
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2023	AA	1,000	1,165,220
Twin Rivers USD COP (AGM)	3.20%	6/1/2027	AA	1,750	1,747,043
Twin Rivers USD COP (AGM)	3.20%	6/1/2035	AA	920	910,331
Twin Rivers USD COP (AGM)	3.20%	6/1/2041	AA	2,250	2,223,878
Total					267,960,676

Other Revenue 5.07%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	Baa1	11,300	11,299,548
Austin Convention†	6.00%	1/1/2017	Ba2	1,935	2,063,039
Baker Correctional Dev	7.50%	2/1/2030	NR	1,200	836,616
Baytown Twp–St Croix Prep Admy	6.00%	8/1/2018	BB	1,830	1,916,651
Brooklyn Arena LDC–Barclays Ctr	5.75%	7/15/2019	BBB-	2,715	3,015,469
CA Infra & Econ Dev–Broad Museum	5.00%	6/1/2021	Aa1	5,425	6,493,671
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026	A-	10,250	11,253,475
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032	BBB-	6,410	6,138,921
Cleveland Arpt	5.00%	1/1/2028	A-	2,500	2,610,725
Cleveland Arpt	5.00%	1/1/2029	A-	2,500	2,590,725

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

				Credit
				Rating:		Principal
	Interest	Maturity		S&P or		Amount	Fair
Investments	Rate	Date		Moody’s		(000)	Value
Other Revenue (continued)
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB		$3,265	$3,314,171
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB		915	919,291
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		5,110	5,572,711
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	2,875,380
FL Brd Ed–Lottery Rev	5.00%	7/1/2020		AAA		7,645	8,994,648
FL Dept Env Protn–Florida Forever	5.00%	7/1/2018		AA-		14,650	16,809,117
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	3,000	3,108,930
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		BB		3,000	2,878,440
Houston Hi Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		905	907,027
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,320,718
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,433,080
La Paz Co IDA–Imperial Regl Jail	7.375%	10/1/2032		NR		5,000	5,097,250
La Vernia Hi Ed–Life Schools of Dallas	7.00%	8/15/2026		BBB-		4,455	5,028,180
Maverick Co PFC	6.25%	2/1/2024		NR		1,825	948,799
MD EDC–Chesapeake Bay Hyatt	5.00%	12/1/2016		NR		700	350,000
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2019		A+		1,900	2,068,036
MI Fin Auth–Detroit Sch Dist	5.00%	6/1/2020		A+		1,400	1,526,756
MI St Strategic Fd(f)	—%	—	(g)	NR		400	40
Minneapolis–Ntl Marrow Donor	4.875%	8/1/2025		BBB		5,000	5,186,100
Mohave Co IDA–Mohave Prison	7.50%	5/1/2019		BBB+		3,225	3,691,109
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		5,000	5,774,000
NYC Cultural–Lincoln Ctr	5.75%	12/1/2018		A+		2,500	2,910,325
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,694,650
PA IDA–Economic Dev	5.00%	7/1/2019		A1		3,500	4,023,950
PA IDA–Economic Dev	5.00%	7/1/2020		A1		2,000	2,299,820
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)(FGIC)	4.75%	12/1/2015		AA-		5,000	4,999,400
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-		2,400	2,519,520
Total							152,470,288

Special Tax 1.63%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2		5,500	5,468,540
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020		A2		2,320	2,706,396
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+		2,000	2,172,120
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+		1,000	1,077,290
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+		1,500	1,583,340
Glendale Redev Agy	5.50%	12/1/2024		A		5,000	5,203,950
Houston Co Coop Dist–Country Crossing(e)	10.00%	5/1/2039		NR		5,000	800,000

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Special Tax (continued)
Orlando Redev TIF	5.25%	9/1/2021	A		$6,415	$7,144,386
Plaza Met Dist #1	4.50%	12/1/2030	NR		4,300	4,003,300
Sparks Loc Impt Dists–Dist #3	6.50%	9/1/2020	NR		360	372,344
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B2		5,755	5,870,445
Village CDD #10	4.50%	5/1/2023	NR		2,145	2,118,188
Village CDD #9	5.00%	5/1/2022	NR		1,615	1,666,922
Village CDD #9	5.25%	5/1/2031	NR		1,890	1,964,277
Village CDD #9	5.75%	5/1/2021	NR		3,460	3,796,381
Village CDD #9	6.75%	5/1/2031	NR		2,680	3,186,627
Total						49,134,506

Tax Revenue 6.17%
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,569,400
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,007,470
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	994,120
Guam Ltd Oblig–Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,057,050
Guam Ltd Oblig–Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,093,800
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,771,900
IL State–Unemployment Insurance Fund Bldg	5.00%	12/15/2019	AA		2,500	2,632,550
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,869,500
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,000	1,144,720
MA Sch Bldg Auth–Sales Tax	5.00%	8/15/2030	AA+		5,665	6,368,253
Martin Hsp Dist	7.00%	4/1/2031	BBB	(a)	3,250	3,527,940
Met Govt Nashville–Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,683,075
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2020	AAA		2,500	2,871,625
Met Pier & Expo Auth–McCormick Place	5.00%	12/15/2022	AAA		5,000	5,772,950
MTA NY–Dedicated Tax	5.00%	11/15/2021	AA		3,145	3,679,996
MTA NY–Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,462,546
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,280,170
NJ EDA–Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,020,139
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+		500	524,645
NY Dorm–PIT	5.00%	12/15/2019	AAA		15,000	17,651,100
NY Dorm–PIT	5.00%	3/15/2024	AAA		15,585	17,853,085
NY UDC–PIT	5.00%	3/15/2018	AAA		10,000	11,486,700
NYC TFA–Bldg Aid	5.00%	7/15/2024	AA-		10,000	11,376,500
NYC TFA–Future Tax	5.00%	5/1/2024	AAA		14,745	16,753,711
NYC TFA–Future Tax	5.00%	5/1/2025	AAA		9,000	10,169,010

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue (continued)
Oneida Tribe Salex Tax Rev†	5.50%	2/1/2021	AA-		$2,285	$2,482,264
PA Econ Dev–Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,493,840
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,185,555
PR Corp Sales Tax	5.00%	8/1/2022	AA-		1,500	1,494,840
PR Corp Sales Tax	5.50%	8/1/2023	A+		5,000	4,523,800
PR Corp Sales Tax	5.50%	8/1/2028	A+		7,265	6,063,078
San Mateo Co Trans Dist (NPFGC)(FGIC)	4.50%	6/1/2022	AA		1,830	1,890,134
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,284,055
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2020	AA		1,025	1,209,387
Virgin Islands PFA–Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,757,375
Virgin Islands PFA–Gross Tax Rcpts (NPFGC)	5.00%	10/1/2018	AA-		1,000	1,063,340
Virgin Islands PFA–Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,327,450
Total						185,397,073

Tobacco 4.86%
Buckeye Tobacco	5.125%	6/1/2024	B-		31,490	26,793,896
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	1,105,966
Buckeye Tobacco	5.875%	6/1/2030	B-		9,500	7,857,830
Golden St Tobacco	4.50%	6/1/2027	B		12,765	11,059,596
Golden St Tobacco	5.00%	6/1/2033	B-		10,000	7,800,700
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	2,530	2,368,890
Inland Empire Tobacco	5.00%	6/1/2021	B	(a)	3,350	3,219,149
MI Tob Settlement	5.125%	6/1/2022	B-		5,125	4,511,384
MI Tob Settlement	5.25%	6/1/2022	B-		6,885	6,113,329
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		3,695	3,507,885
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A-		8,500	9,374,395
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,107,560
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A-		1,000	1,101,000
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A-		1,000	1,085,610
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,898,997
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	7,147,625
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A		5,000	5,703,900
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB		12,030	11,591,506
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		10,000	8,745,600
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		10,500	7,957,845
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		5,000	4,223,350
Tobacco Settlement Fin Corp NY	5.00%	6/1/2018	AA-		5,000	5,760,050
Total						146,036,063

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation 14.69%
Alameda Corridor Trsp Auth	5.00%		10/1/2020	A-	$1,730	$2,020,519
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-	1,500	1,754,835
Atlanta Airport	5.50%		1/1/2021	Aa3	3,000	3,536,910
Atlanta Airport–PFC(c)	5.00%		1/1/2029	A+	2,500	2,787,550
AZ Transp Brd Hwy	5.00%		7/1/2021	AA+	10,000	11,872,600
Bay Area Toll Auth	0.76%	#	4/1/2047	AA	6,000	6,037,080
Central TX Mobility Auth	5.00%		1/1/2033	Baa3	3,000	2,942,550
Central TX Mobility Auth	5.75%		1/1/2019	Baa2	750	853,343
Central TX Mobility Auth	5.75%		1/1/2020	Baa2	1,000	1,144,640
Central TX Mobility Auth	5.75%		1/1/2031	Baa2	2,000	2,142,680
Chicago O’Hare Arpt	5.00%		1/1/2022	A2	2,250	2,568,533
Chicago O’Hare Arpt (AGM)	5.00%		1/1/2020	AA	3,500	3,857,945
Chicago O’Hare Arpt AMT	5.00%		1/1/2020	A2	6,320	7,156,705
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A2	11,740	13,278,292
Clark Co Arpt (AGM)	5.00%		7/1/2022	AA	3,905	4,437,447
Dallas Area Rapid Transit(b)	5.00%		12/1/2022	AA+	635	722,297
Dallas Area Rapid Transit(b)	5.00%		12/1/2023	AA+	390	443,615
Dallas Area Rapid Transit(b)	5.00%		12/1/2024	AA+	515	585,800
Dallas Area Rapid Transit(b)	5.00%		12/1/2028	AA+	460	523,238
Delaware River Port Auth	5.00%		1/1/2027	BBB	1,835	1,941,393
Delaware River Port Auth	5.00%		1/1/2028	A	7,500	8,421,675
Denver City & Co Arpt (NPFGC)	5.00%		11/15/2022	AA-	13,625	15,130,017
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2018	AA-	10,900	9,730,321
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2053	BBB-	12,000	13,121,040
HI Arpts Sys AMT	5.00%		7/1/2017	A	5,000	5,585,800
HI Arpts Sys AMT	5.00%		7/1/2022	A	5,130	5,701,585
Houston Arpt AMT	5.00%		7/1/2021	A	5,000	5,615,400
KY Pub Trsp Auth–Downtown Crossing	5.00%		7/1/2017	Baa3	4,000	4,443,000
KY Tpk Auth	5.00%		7/1/2026	AA+	5,215	5,922,623
Los Angeles Harbor	5.00%		8/1/2024	AA	1,500	1,715,055
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	2,590	2,756,304
MD EDC–Maryland Port	5.125%		6/1/2020	Baa3	1,000	1,064,210
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2021	A	1,500	1,683,960
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2022	A	1,550	1,740,154
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2027	A	5,145	5,605,426
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A	3,500	3,778,845
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A-	2,000	2,269,820

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	$3,500	$3,939,705
Minneapolis / St Paul Met Airports	5.00%	1/1/2020	AA-	2,190	2,522,968
Minneapolis / St Paul Met Airports (AMBAC)	5.00%	1/1/2024	AA-	10,250	11,101,262
Montgomery Co	4.00%	3/1/2019	Aa1	2,435	2,725,836
MTA NY	5.00%	11/15/2021	A+	1,500	1,738,275
MTA NY	5.00%	11/1/2023	A+	5,640	6,437,045
MTA NY	5.00%	11/15/2025	A+	2,000	2,213,000
MTA NY–Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,602,631
NJ EDA–Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,105,400
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,818,400
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,456,155
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,454,140
NJ Trans Trust Fund	5.75%	6/15/2020	A+	7,645	9,073,162
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,522,027
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,860,600
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,556,600
NY Twy Auth	5.00%	1/1/2020	A	1,500	1,736,835
Orlando & Orange CO Expwy Auth	5.00%	7/1/2030	A	10,000	10,968,400
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	4,041,835
PA Tpk Commn (AG)	5.00%	6/1/2018	AA	2,500	2,872,350
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,472,476
Phoenix Airport	5.00%	7/1/2023	A+	7,000	7,838,040
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,487,095
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,714,080
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,300,587
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,675,400
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	BBB	6,000	6,471,180
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,147,260
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,601,490
Port Seattle PFC	5.00%	12/1/2020	A+	6,500	7,456,800
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,768,597
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,008,768
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,036,512
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,073,024
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,002,900
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	8,045,106
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,234,600

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
South Jersey Trans Auth	5.00%	11/1/2021	A-	$5,305	$5,927,754
Southeastern PA Transp Auth–GARVEE	5.00%	6/1/2023	A+	2,500	2,797,725
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,851,131
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,488,449
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,000	5,853,550
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,315,200
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	AA-	2,595	3,105,956
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	10,688,895
VA Transp Brd–Cap Proj	5.00%	5/15/2021	AA+	10,000	11,856,700
WA St GARVEE–520 Corridor	5.00%	9/1/2021	AA	10,000	11,681,500
WI Trans	5.00%	7/1/2019	AA+	2,000	2,309,960
Total					441,850,568

Utilities 14.08%
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2020	A1	2,000	2,294,720
Amr Muni Pwr–Fremont Energy	5.00%	2/15/2021	A1	1,300	1,486,225
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA	1,480	1,560,364
CA Dept Wtr Res Pwr	5.00%	5/1/2018	Aa2	4,050	4,692,168
CA Dept Wtr Res Pwr	5.00%	5/1/2019	Aa2	16,695	19,666,710
Central Plains–Goldman Sachs	5.00%	9/1/2027	A-	7,500	7,964,850
Energy Northwest–Columbia Station (AMBAC)	5.00%	7/1/2024	Aa1	11,665	12,722,432
Farmington Poll Ctl–AZ Pub Svc	4.70%	5/1/2024	A-	5,265	5,544,624
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,536,802
FL Muni Pwr Agy–St Lucie	5.00%	10/1/2021	A2	3,650	4,121,726
GA Env Loan Acquisition Corp	4.00%	3/15/2021	Aaa	2,025	2,027,025
Hampton Rds Santn Dist	5.00%	4/1/2022	AAA	5,000	5,564,950
HI Dept Budget–Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	15,060,000
Houston Util Sys(c)	5.00%	5/15/2022	AA	3,000	3,547,800
IA Fin Auth–Revolving Fund	5.25%	8/1/2020	AAA	2,500	2,868,725
IL DFA–Peoples Gas AMT (AMBAC)	4.875%	11/1/2038	Aa3	7,500	7,597,875
Indianapolis Local Pub Impt Bd Bk (NPFGC)(FGIC)	5.00%	7/1/2019	AA-	340	378,043
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,397,080
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,836,803
KS DFA–Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,755,480
KS Env Impt–Kansas City Pwr & Lt	2.95%	12/1/2023	A2	2,400	2,356,296

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
Lakeland Energy (AGM)	5.00%		10/1/2018	AA	$3,975	$4,545,850
Long Beach Nat Gas–ML	1.588%	#	11/15/2026	A-	4,000	3,288,840
Long Island Power Auth	5.00%		5/1/2019	A-	1,000	1,122,050
Long Island Power Auth	5.00%		5/1/2020	A-	2,930	3,293,115
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2022	AA-	4,250	5,027,113
Los Angeles Solid Waste	5.00%		2/1/2020	AA	2,000	2,293,620
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2019	AA	4,705	5,425,288
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,130	3,628,922
Lower Colo Riv Auth	5.00%		5/15/2020	A1	3,930	4,556,442
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2021	A	5,225	5,976,407
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A	5,005	5,683,228
MA DFA–Dominion Energy	5.75%		12/1/2042	BBB+	1,000	1,214,670
Main St Nat Gas–ML	5.00%		3/15/2021	A-	2,500	2,775,100
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,927,134
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,190	7,149,202
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,833,298
Miami Dade Co Wtr & Swr (AGM)	5.25%		10/1/2018	AA	3,000	3,492,870
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,077,990
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,287,412
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,634,496
NC Eastern Muni Pwr	5.00%		1/1/2019	A-	2,245	2,576,833
NC Eastern Muni Pwr	5.00%		1/1/2020	A-	1,000	1,133,180
NC Muni Pwr Agy #1 Catawba Elec	5.00%		1/1/2019	A	6,500	7,496,060
North Sumter Co Util Dep Dist	5.00%		10/1/2032	BBB-	8,000	8,116,080
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,080,096
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-	4,250	4,745,720
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	8,000	8,876,800
PA Econ Dev–Philadelphia Biosolids	5.25%		1/1/2016	Baa3	2,225	2,311,664
PA Econ Dev–Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,088,669
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A2	5,000	5,235,850
Piedmont Muni Pwr Agy	5.00%		1/1/2019	A-	1,250	1,429,250
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,372,393
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,783,359
Piedmont Muni Pwr Agy	5.25%		1/1/2019	A-	2,000	2,258,020
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	Baa1	10,640	11,750,284
PR Aqueduct & Swr Auth	5.00%		7/1/2015	BB+	7,100	6,610,100
PR Aqueduct & Swr Auth	5.25%		7/1/2029	BB+	10,000	7,182,400

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities (continued)
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	$10,555	$8,381,514
PR Elec Pwr Auth	5.00%	7/1/2024	BBB	4,900	3,312,302
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	8,205	5,166,360
PR Elec Pwr Auth	5.25%	7/1/2019	BBB	2,000	1,633,340
PR Elec Pwr Auth	5.25%	7/1/2026	BBB	4,900	3,278,982
PR Elec Pwr Auth	7.00%	7/1/2033	BBB	7,500	5,309,475
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,745,158
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,708,619
Salt River Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,529,319
Salt River Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,138,030
Salt Verde Fin Corp–Citi	5.00%	12/1/2032	A-	5,000	5,313,100
Salt Verde Fin Corp–Citi	5.50%	12/1/2029	A-	5,000	5,660,000
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,866,800
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,911,050
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,393,395
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA	5,000	5,289,350
TEAC–Goldman Sachs	5.00%	2/1/2018	A-	1,055	1,169,805
TEAC–Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,354,540
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2024	A3	13,000	14,025,830
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2021	A-	4,685	5,264,207
TX Muni Gas Acq & Supply–ML	5.25%	12/15/2023	A-	2,925	3,281,382
TX Muni Gas Acq & Supply–ML	5.625%	12/15/2017	A-	5,850	6,435,409
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-	5,000	5,973,250
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,947,342
UT Muni Pwr–Payson Pwr	5.00%	4/1/2021	A-	5,300	6,021,595
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,511,888
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,568,204
Total					423,450,749
Total Municipal Bonds (cost $2,885,990,385)					2,942,452,424

				Shares (000)
SHORT-TERM INVESTMENTS 0.60%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $1,775)				2	1,775

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2014

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes 0.60%

Corporate-Backed 0.56%
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	12/1/2039	A2	$5,900	$5,900,000
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	12/1/2039	A2	1,500	1,500,000
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	11/1/2040	A2	9,500	9,500,000
Total						16,900,000

Utilities 0.04%
Las Vegas Valley Water District	0.17%	4/1/2014	6/1/2036	AA+	1,000	1,000,000
Total Variable Rate Demand Notes (cost $17,900,000)						17,900,000
Total Short-Term Investments (cost $17,901,775)						17,901,775
Total Investments in Securities 98.45% (cost $2,903,892,160)						2,960,354,199
Cash and Other Assets in Excess of Liabilities 1.55%						46,606,159
Net Assets 100.00%						$3,006,960,358

Note: See Footnotes to Schedules of Investments on page 103 of this report.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$2,789,982,136	$—		$2,789,982,136
Other Revenue	—	152,470,248	40	(4)	152,470,288
Money Market Mutual Fund	1,775	—	—		1,775
Variable Rate Demand Notes	—	17,900,000	—		17,900,000
Total	$1,775	$2,960,352,384	$40		$2,960,354,199

Liabilities
Trust Certificates	$—	$(3,840,000)	$—		$(3,840,000)
Total	$—	$(3,840,000)	$—		$(3,840,000)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended March 31, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$40
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of March 31, 2014	$40

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 97.98%

Corporate-Backed 5.90%
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$376,256
Beaver Co IDA–FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,488,393
CA Poll Control–Poseidon Res†	5.00%	11/21/2045	Baa3		1,000	990,520
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		500	573,705
Courtland IDB–Intl Paper	6.25%	11/1/2033	Baa3		750	852,443
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-		500	499,480
LA Env Facs–Westlake Chem Rmkt	6.50%	8/1/2029	BBB		670	748,497
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR		140	147,491
Valdez Marine Term–BP	5.00%	1/1/2021	A		200	231,924
Warren Co–Intl Paper	5.80%	5/1/2034	BBB		100	104,945
Warren Co–Intl Paper	6.50%	9/1/2032	BBB		255	279,455
Whiting Env Facs–BP Rmkt	5.25%	1/1/2021	A		1,000	1,175,090
Total						7,468,199

Education 8.71%
Allegheny Co Hi Ed–Duquesne Univ	5.50%	3/1/2029	A2		140	154,431
Bourbonnais Vlg Ind–Olivet Nazarene Univ	5.50%	11/1/2042	BBB		300	306,708
CA Ed Facs–Santa Clara Univ	5.50%	4/1/2033	Aa3		265	293,554
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		250	277,030
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		100	101,177
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	819,671
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	949,650
IL Fin Auth–DePaul Univ	6.00%	10/1/2032	A		605	680,546
IL Fin Auth–DePaul Univ	6.125%	10/1/2040	A		105	118,087
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		100	101,649
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		500	506,525
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		500	468,945
LA PFA–Loyola Univ	5.25%	10/1/2029	A		680	758,322
McAllister Academic Vlg–AZ State Univ	5.25%	7/1/2030	AA-		125	133,145
Morgan State Univ	5.00%	7/1/2027	A+		670	751,083
Morgan State Univ	5.00%	7/1/2030	A+		350	385,455
Morgan State Univ	5.00%	7/1/2032	A+		450	490,883
NH Hlth & Ed–Sthrn NH Univ	5.00%	1/1/2019	BBB		450	497,471
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2		160	173,525
NJ Ed Facs–Univ Med & Dent	6.50%	12/1/2020	NR		555	695,132
NY Dorm–Cornell Univ	5.00%	7/1/2034	Aa1		250	272,565

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Olmos Park Hi Ed–Univ Incarnate Word	5.00%	12/1/2021	A3	$1,000	$1,127,920
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-	795	841,030
PA HI Ed–St Josephs Univ	5.00%	11/1/2033	A-	120	126,437
Total					11,030,941

General Obligation 9.84%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	637,610
CA State GO	5.375%	11/1/2035	A1	400	447,952
CA State GO	5.50%	3/1/2040	A1	975	1,080,475
CA State GO	6.50%	4/1/2033	A1	300	366,258
Chicago GO	5.00%	1/1/2035	A+	1,000	992,270
Chicago GO	5.25%	1/1/2027	A+	260	268,804
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	443,024
HI State GO	5.00%	12/1/2028	AA	1,000	1,137,410
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	250,630
IL State GO	5.00%	1/1/2034	A-	840	862,730
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,080,260
Philadelphia GO	5.25%	7/15/2031	A+	600	658,662
PR Comwlth GO	4.75%	7/1/2018	BB+	320	277,734
PR Comwlth GO	5.00%	7/1/2031	BB+	135	98,861
PR Comwlth GO	5.25%	7/1/2030	BB+	230	172,847
PR Comwlth GO	5.375%	7/1/2030	BB+	955	739,246
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BB+	125	106,825
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BB+	315	261,655
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	Aa3	1,000	1,101,620
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	812,595
Yosemite Cmnty Clg	Zero Coupon	8/1/2042	Aa2	1,520	653,418
Total					12,450,886

Health Care 18.46%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB	300	295,308
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA-	300	327,987
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA-	270	292,699
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-	500	523,890
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	Aa2	680	775,078
AZ Hlth Facs–Banner Hlth	5.50%	1/1/2038	AA-	1,285	1,362,331
Butler Co Hsp Facs–Kettering Hlth	5.00%	4/1/2025	A	850	922,454
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-	700	763,714

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		$275	$312,686
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		500	506,190
CA Stwde–So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	121,999
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		680	667,257
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	294,230
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	A+		750	808,507
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	A+		155	174,877
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	667,187
CT Hlth & Ed–Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	278,472
Cumberland Co Mun Auth–Diakon Lutheran	5.00%	1/1/2036	BBB+	(a)	100	100,018
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	144,235
Cumberland Mun Auth–Asbury	5.25%	1/1/2021	NR		140	147,644
Cumberland Mun Auth–Asbury	5.40%	1/1/2022	NR		150	155,603
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA		530	565,187
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		160	149,518
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		480	491,952
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A2		305	322,263
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2037	NR		100	85,292
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	A+		650	685,022
IL Fin Auth–Northwestern Mem Hsp	5.75%	8/15/2030	AA+		225	250,495
IL Fin Auth–Rush Univ Med	6.375%	11/1/2027	A		315	360,092
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	A		220	250,501
IL Fin Auth–Rush Univ Med	6.375%	11/1/2029	A		80	91,091
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	A		250	294,420
IL Fin Auth–Rush Univ Med (NPFGC)(FGIC)	5.25%	11/1/2035	AA-		305	316,401
IL Fin Auth–Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		530	584,701
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		300	341,979
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	Aa2		795	906,157
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	Baa1		750	786,532
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	271,048
MD Hlth & Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	491,204
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba1		620	669,743
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba1		400	429,500
Montgomery Co Hlth–Catholic Hlth E	6.25%	11/15/2034	Aa2		105	116,906
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,106,750
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		250	195,470
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	B+		375	310,669

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
NM Hsp–Haverland	5.00%	7/1/2042	BBB-	(a)	$250	$220,780
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		250	278,032
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,141,520
Univ Med Ctr Corp	5.00%	7/1/2020	BBB+		500	553,835
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		140	155,026
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	168,116
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	305,140
WI Hlth–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		900	823,698
Total						23,361,406

Housing 0.27%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		300	345,714

Lease Obligations 9.83%
CA Pub Wks–Dept Gen Svcs	5.00%	4/1/2030	A2		130	134,921
CA Pub Wks–Dept of Correction(c)	5.00%	9/1/2039	A-		750	791,730
CA Pub Wks–Riverside Campus	6.00%	4/1/2027	A2		250	293,408
CA Pub Wks–Various Cap Proj	5.00%	10/1/2028	A2		535	581,251
CA Pub Wks–Various Cap Proj	5.75%	3/1/2030	A2		310	355,492
CA Pub Wks–Various Cap Proj	6.625%	11/1/2034	A2		210	211,224
CO State BEST COP	5.00%	3/15/2036	Aa2		790	853,634
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	492,945
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA-		1,140	1,300,523
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa1		250	268,770
Los Angeles USD	5.00%	10/1/2025	A+		1,000	1,126,620
McLennan Co PFC	6.625%	6/1/2035	AA-		555	586,835
MI Fin Auth–Detroit Sch Dist	5.50%	6/1/2021	A+		650	722,553
NJ EDA–Sch Facs	5.875%	12/15/2034	A+		125	138,499
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A+		500	543,245
North Hudson Sewerage Auth	5.00%	6/1/2024	A-		1,000	1,122,310
Philadelphia Muni Auth	6.375%	4/1/2029	A+		625	697,919
Pima Co IDA–HQ Metro	6.00%	7/1/2041	Aa2		600	644,184
San Diego PFA–Master Lease	5.125%	9/1/2030	AA-		1,000	1,070,030
VA Transportation	4.75%	5/15/2035	AA+		470	503,041
Total						12,439,134

Other Revenue 6.64%
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%	8/15/2040	BB+		155	167,079
Austin Convention†	5.75%	1/1/2034	Ba2		590	597,092

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Other Revenue (continued)
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	$200	$203,990
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	Ba2	250	250,345
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2025	BB+	595	600,599
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2026	BB+	100	100,602
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-	605	650,054
Cleveland Arpt	5.00%	1/1/2029	A-	425	440,423
Cleveland Arpt	5.00%	1/1/2030	A-	555	571,473
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	BBB	275	263,725
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	479,230
DC Rev–KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	317,862
DC Rev–KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	211,456
Houston Hi Ed–Cosmos Fndtn	5.875%	5/15/2021	BBB	230	260,576
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB	900	919,620
La Paz Co IDA–Imperial Regl Jail	7.80%	10/1/2039	NR	500	519,680
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	281,943
MD EDC–Chesapeake Bay Hyatt	5.00%	12/1/2031	NR	100	50,000
North TX Edu Fin Corp–Uplift Education	4.875%	12/1/2032	BBB-	400	400,908
NYC Cultural–Whitney Museum	5.25%	7/1/2026	A	500	556,900
Philadelphia IDA–Please Touch Museum	5.25%	9/1/2036	CC	150	52,500
TX PFA–Cosmos Fndtn	5.375%	2/15/2037	BBB	500	502,425
Total					8,398,482

Special Tax 1.74%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	255,828
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	325	321,178
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	300	292,359
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	315	291,822
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2037	NR	175	157,183
Lancaster Redev	6.00%	8/1/2024	BBB	250	264,058
San Jose Redev Agy (AMBAC)	5.00%	8/1/2018	BBB	100	108,398
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2024	A2	460	515,080
Total					2,205,906

Tax Revenue 5.18%
AZ Sports & Tourism Auth–Stadium	5.00%	7/1/2028	A1	1,000	1,083,460
Hudson Yards	5.75%	2/15/2047	A	925	1,017,232
MTA NY–Dedicated Tax	5.50%	11/15/2039	AA	200	220,312
NY UDC–PIT	5.00%	3/15/2033	AAA	750	822,495

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Tax Revenue (continued)
PR Corp Sales Tax	5.25%	8/1/2041	A+	$1,165	$862,100
PR Corp Sales Tax	6.00%	8/1/2042	A+	1,000	805,060
San Jose Spl Tax–Conv Ctr	5.50%	5/1/2026	A2	250	275,825
San Jose Spl Tax–Conv Ctr	6.50%	5/1/2036	A2	530	604,295
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	573,699
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	287,140
Total					6,551,618

Tobacco 4.76%
Buckeye Tobacco	5.125%	6/1/2024	B-	1,000	850,870
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A2	705	713,841
MI Tob Settlement	5.125%	6/1/2022	B-	725	638,196
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2020	A	150	174,529
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,080	1,219,730
Tobacco Settlement Auth WA	5.00%	6/1/2020	A	500	574,335
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	830	575,829
TSASC	5.00%	6/1/2026	B+	830	751,673
TSASC	5.00%	6/1/2034	B	660	529,373
Total					6,028,376

Transportation 12.83%
Atlanta Airport	5.25%	1/1/2030	Aa3	585	638,650
Atlanta Airport–PFC(c)	5.00%	1/1/2028	A+	1,000	1,121,140
Charlotte Airport	5.00%	7/1/2033	Aa3	575	612,306
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	1,140	1,176,058
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	90	97,850
Chicago O’Hare Arpt (NPFGC)(FGIC)	5.00%	1/1/2030	AA-	100	102,270
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,454
Delaware River Port Auth	5.00%	1/1/2029	A	470	524,059
Delaware River Port Auth	5.00%	1/1/2034	A	800	866,000
DFW Arpt	5.00%	11/1/2038	A+	1,000	1,055,620
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA-	500	547,600
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	750	787,710
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	748,155
Met DC Airport	5.00%	10/1/2035	AA-	230	247,121
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	515	563,106
MTA NY–Dedicated Tax	5.25%	11/15/2029	AA	525	595,786
NJ Trans Trust Fund	5.75%	12/15/2031	A+	350	394,993

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
NJ Trans Trust Fund	6.00%	6/15/2035	A+	$180	$211,540
North TX Twy Auth	5.75%	1/1/2033	A3	270	292,610
North TX Twy Auth	6.00%	1/1/2043	A2	775	859,018
PA Tpk Commn	5.50%	6/1/2033	A-	315	335,289
PR Hwy & Trans Auth	4.00%	7/1/2017	BB+	205	168,629
PR Hwy & Trans Auth	5.50%	7/1/2021	BB+	1,660	956,309
Regional Trans Dist–Denver Trans	5.375%	1/15/2025	Baa3	85	90,896
Regional Trans Dist–Denver Trans	5.375%	7/15/2025	Baa3	770	823,407
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	120	131,603
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	522,990
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	541,817
San Diego Arpt	5.00%	7/1/2040	A	1,000	1,031,830
Total					16,244,816

Utilities 13.82%
Adelanto Util Sys	6.00%	7/1/2024	NR	200	217,360
Adelanto Util Sys	6.625%	7/1/2031	NR	100	109,722
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	1,500	1,550,910
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	197,682
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,121,710
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	750	757,155
Detroit Sewer (NPFGC)(FGIC)	5.00%	7/1/2035	AA-	120	113,243
Detroit Water (AGM)	4.625%	7/1/2032	AA	180	167,083
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	AA-	285	263,055
Detroit Water Rmkt (AGM)	6.25%	7/1/2036	AA	55	56,826
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	436,556
FL Muni Pwr Agy	5.00%	10/1/2026	A2	700	785,876
Gainesville Utility	5.25%	10/1/2034	AA	150	162,773
IN Muni Pwr	5.25%	1/1/2032	A+	450	494,910
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	1,080	1,225,811
Long Island Power Auth	5.00%	9/1/2026	A-	510	561,403
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	535	561,846
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	200	212,070
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	570,450
NYC Muni Water(c)	5.00%	6/15/2035	AA+	525	574,576
OH Air Quality–Ohio Vly Elec	5.625%	10/1/2019	BBB-	475	527,060
Pima Co IDA–Tucson Elec	4.95%	10/1/2020	Baa1	320	353,392
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	590	468,507

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

				Credit
				Rating:	Principal
		Interest	Maturity	S&P or	Amount	Fair
Investments		Rate	Date	Moody’s	(000)	Value
Utilities (continued)
PR Elec Pwr Auth		5.00%	7/1/2028	BBB	$270	$173,075
PR Elec Pwr Auth		5.25%	7/1/2027	BBB	950	632,994
PR Elec Pwr Auth		5.25%	7/1/2028	BBB	880	575,854
PR Elec Pwr Auth		6.75%	7/1/2036	BBB	1,000	696,590
Rowland Water Dist COP		6.50%	12/1/2035	AA-	100	114,552
Salt Verde Fin Corp–Citi		5.00%	12/1/2032	A-	530	563,189
Salt Verde Fin Corp–Citi		5.25%	12/1/2026	A-	740	835,083
TX Muni Gas Acq & Supply–Macquarie		5.00%	12/15/2032	A3	1,500	1,512,525
TX Muni Gas Acq & Supply–ML		5.25%	12/15/2022	A-	800	895,896
Total						17,489,734
Total Municipal Bonds (cost $123,433,738)						124,015,212
		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(d)	Date
SHORT-TERM INVESTMENTS 0.79%

Variable Rate Demand Note

Lease Obligations
Pima Co IDA–Clark Co Detention†
(cost $1,000,000)	0.42%	4/3/2014	9/1/2033	AA-	1,000	1,000,000
Total Investments in Municipal Bonds 98.77% (cost $124,433,738)						125,015,212
Cash and Other Assets in Excess of Liabilities(h) 1.23%						1,562,024
Net Assets 100.00%						$126,577,236

Open Futures Contracts at March 31, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Appreciation
U.S. Long Bond	June 2014	10	Short	$(1,332,188)	$702

Note: See Footnotes to Schedules of Investments on page 103 of this report.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(concluded)

AMT FREE MUNICIPAL BOND FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$124,015,212	$—	$124,015,212
Variable Rate Demand Note	—	1,000,000	—	1,000,000
Total	$—	$125,015,212	$—	$125,015,212

Other Financial Instruments
Futures Contracts
Assets	$702	$—	$—	$702
Liabilities	—	—	—	—
Total	$702	$—	$—	$702

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.64%

Corporate-Backed 5.33%
Broward Co Fuel Sys AMT (AGM)	5.00%	4/1/2033	AA	$740	$759,958
CA Poll Control–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	8,750	8,310,312
Citizens Property Insurance Corp	5.00%	6/1/2020	A+	5,210	6,003,900
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035	B+	3,575	3,791,466
Columbus Co Ind Facs–Intl Paper	5.70%	5/1/2034	BBB	2,000	2,090,620
Gloucester Co Impt Auth–Waste Mgmt AMT	2.50%	12/1/2029	A-	1,125	1,171,260
IA Fin Auth–Iowa Fertilizer Co	5.00%	12/1/2019	BB-	8,500	8,491,160
IL Fin Auth–Leafs Hockey Club(e)	6.00%	3/1/2037	NR	1,550	527,000
IL Fin Auth–United Sports/ Barrington†(e)	6.25%	10/1/2037	NR	2,000	360,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-	1,580	1,693,634
LA Env Facs–Westlake Chem	6.75%	11/1/2032	BBB	7,650	8,462,736
Love Field Arpt–Southwest Airlines AMT	5.00%	11/1/2028	BBB-	1,625	1,699,896
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,495,688
MD EDC–Chesapeake Bay Hyatt	5.00%	12/1/2016	NR	855	427,500
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	8,745	9,212,945
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-	2,500	2,545,450
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,500	1,491,045
OH Wtr Dev Auth–FirstEnergy	4.00%	12/1/2033	BBB-	5,000	5,157,650
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	2,000	2,413,160
PA Econ Dev–US Airways	7.50%	5/1/2020	B-	1,500	1,663,725
PA Econ Dev–US Airways	8.00%	5/1/2029	B-	1,475	1,672,989
Richland Co Env Impt–Intl Paper AMT(c)	3.875%	4/1/2023	BBB	6,625	6,647,459
Selma IDB–Intl Paper	6.25%	11/1/2033	BBB	2,500	2,707,175
Valdez Marine Term–BP	5.00%	1/1/2021	A	5,000	5,798,100
West Pace Coop Dist	9.125%	5/1/2039	NR	4,955	4,558,253
Total					89,153,081

Education 5.59%
Athens Clarke Ed–Ugaref Cent Precinct	5.00%	6/15/2031	Aa2	2,500	2,639,150
Athens Clarke Ed–Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2	2,000	2,189,160
Bourbonnais Vlg Ind–Olivet Nazarene Univ	5.50%	11/1/2042	BBB	1,700	1,738,012
Bulloch Co Dev–GA So Univ Hsg (AG)	5.25%	7/1/2028	A1	2,465	2,651,773
CA Fin Auth–Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,088,160
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+	1,875	2,077,725
CA Stwde–Windrush Sch(e)	5.50%	7/1/2037	NR	1,000	10
CT Hlth & Ed–Quinnipiac Univ (NPFGC)(FGIC)	5.00%	7/1/2026	AA-	3,000	3,224,460

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Education (continued)
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	Baa1		$3,000	$3,221,940
Detroit Mich City Sch Dist	5.00%	5/1/2029	Aa2		4,000	4,131,320
Detroit Mich City Sch Dist	5.00%	5/1/2033	Aa2		4,385	4,481,295
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,000	1,011,770
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	4,575	4,344,649
Hale Ctr–Wayland Baptist Univ	5.00%	3/1/2035	A-		6,300	6,462,477
Harrisburg Auth–Univ of Science(e)	6.00%	9/1/2036	NR		4,000	1,792,360
Hempstead Town LDC–Adelphi Univ	5.00%	9/1/2038	A		1,000	1,054,460
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2019	Baa3		1,000	1,020,330
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,931,331
IL Fin Auth–IL Inst of Tech	6.25%	2/1/2019	Baa3		2,635	2,824,562
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,084,710
IL Fin Auth–Univ of Chicago	5.75%	7/1/2033	Aa1		4,300	4,920,834
Louisville/Jeff Co Met Clg–Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,592,950
MA DFA–Wheelock Clg	5.25%	10/1/2037	BBB		4,250	4,319,020
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,169,500
MI Hi Ed–Creative Studies	5.875%	12/1/2028	Baa3		2,365	2,452,410
NY Dorm–NYU	5.00%	7/1/2030	AA-		2,155	2,410,109
NY Dorm–NYU	5.00%	7/1/2031	AA-		4,215	4,682,317
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,255,400
Olmos Park Hi Ed–Univ Incarnate Word	5.00%	12/1/2021	A3		1,780	2,007,698
Olmos Park Hi Ed–Univ Incarnate Word	5.00%	12/1/2022	A3		1,950	2,208,862
Olmos Park Hi Ed–Univ Incarnate Word	5.00%	12/1/2023	A3		1,285	1,441,140
PA Hi Ed–Drexel Univ	5.00%	5/1/2031	A		4,645	4,937,542
Univ of Arkansas	5.00%	11/1/2026	Aa2		1,655	1,912,336
Univ of Arkansas	5.00%	11/1/2027	Aa2		1,000	1,148,340
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	1,972,548
Total						93,400,660

General Obligation 13.66%
Bellwood GO	6.15%	12/1/2032	NR		2,765	2,587,349
CA State GO	5.00%	2/1/2033	A1		15,035	16,224,870
CA State GO	5.25%	9/1/2024	A1		5,000	5,910,000
CA State GO	5.50%	3/1/2040	A1		9,250	10,250,665
CA State GO	5.60%	3/1/2036	A1		7,330	8,257,758
CA State GO	6.50%	4/1/2033	A1		13,400	16,359,524
Central USD (AG)	5.625%	8/1/2033	AA		2,360	2,580,117
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3		1,795	2,131,904

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Chicago GO	5.00%	1/1/2035	A+	$5,500	$5,457,485
Colton Jt USD (AGM)	5.00%	8/1/2026	AA	1,000	1,130,350
Cook Co GO	5.00%	11/15/2024	AA	10,000	11,115,000
CT State GO(b)	5.00%	11/1/2027	AA	10,000	11,335,950
CT State GO(b)	5.00%	11/1/2028	AA	10,000	11,335,950
Guam GO	7.00%	11/15/2039	BB-	2,240	2,373,683
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,427,300
IL State GO	5.00%	3/1/2030	A-	11,500	11,995,420
IL State GO	5.00%	3/1/2031	A-	4,750	4,938,480
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,557,054
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,533,840
NYC GO	5.00%	10/1/2026	AA	26,860	30,154,110
NYC GO	6.25%	10/15/2028	AA	5,000	5,902,250
Philadelphia GO	5.25%	7/15/2031	A+	1,400	1,536,878
Philadelphia GO	5.25%	7/15/2032	A+	3,000	3,275,550
Philadelphia GO	5.25%	7/15/2033	A+	1,000	1,085,970
Philadelphia GO (AGM)	5.25%	12/15/2027	AA	2,500	2,695,825
Port Houston Auth AMT	6.25%	10/1/2029	AAA	1,000	1,122,290
PR Comwlth GO	6.00%	7/1/2039	BB+	5,000	3,895,200
San Diego USD	Zero Coupon	7/1/2044	AA-	15,265	3,347,920
San Diego USD	5.00%	7/1/2027	AA-	3,295	3,803,287
San Diego USD	5.00%	7/1/2035	AA-	8,000	8,728,960
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2021	Aa3	2,250	2,510,977
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2022	Aa3	2,250	2,508,480
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2023	Aa3	3,250	3,580,265
Stockton USD (AGM)	5.00%	7/1/2023	AA	1,300	1,477,411
Stockton USD (AGM)	5.00%	7/1/2024	AA	1,335	1,496,562
Stockton USD (AGM)	5.00%	7/1/2026	AA	1,110	1,221,610
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	4,000	4,074,880
Yosemite Cmnty Clg	Zero Coupon	8/1/2042	Aa2	15,000	6,448,200
Total					228,369,324

Health Care 11.91%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB	2,600	2,559,336
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-	4,500	4,715,010
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-	7,000	7,449,050
Brevard Co Hlth–Health First	7.00%	4/1/2033	A-	1,000	1,158,610
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1	1,500	1,775,715

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		$3,600	$4,181,544
CA Hlth–City of Hope	5.00%	11/15/2026	A+		2,350	2,602,813
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA		2,000	2,324,360
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,909,590
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,392,022
Cass Co–Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,235,400
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,311,290
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,691,300
Cumberland Co Mun Auth–Diakon Lutheran	5.00%	1/1/2036	BBB+	(a)	500	500,090
Cumberland Co Mun Auth–Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,077,050
Delaware Co Hsp Auth–Cardinal Hlth	5.00%	8/1/2024	A3		2,000	2,091,040
Delaware Co Hsp Auth–Cardinal Hlth	5.25%	8/1/2036	A3		4,500	4,578,480
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,561,310
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,139,020
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,509,560
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,451,690
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2033	NR		1,805	1,589,501
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,779,025
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	A		3,000	3,533,040
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA		4,900	5,339,089
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,131,710
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,316,371
LA PFA–Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	8,809,929
Lucas Co Hsp–ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,217,741
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,252,570
MD Hlth & Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,351,858
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba1		11,150	12,789,050
Medford Hsp–Rogue Valley Manor	5.00%	10/1/2042	BBB+		6,000	6,088,320
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,332,763
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,361,737
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,873,625
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	BBB+		1,675	1,764,864
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	5,630,570
NM Hsp–Haverland	5.00%	7/1/2042	BBB-	(a)	2,250	1,987,020
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,207,578
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,595,960
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,986,578

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Health Care (continued)
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Ba1	$3,500	$3,545,255
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A	4,845	5,007,501
Regents UCal Med Ctr	5.25%	5/15/2038	AA-	3,000	3,276,810
SE Port Auth–Memorial Hlth	5.75%	12/1/2032	NR	1,900	1,832,474
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	NR	2,250	2,163,622
Sullivan Co Hlth & Ed–Wellmont Hlth	5.25%	9/1/2036	BBB+	2,000	2,012,480
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA	1,500	1,686,465
Thomasville Hsp Auth–John Archbold	5.125%	11/1/2030	A+	2,500	2,646,350
Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	895	980,929
Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	3,025	3,319,363
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A	5,000	5,536,650
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR	2,000	2,046,240
Total					199,207,318

Housing 1.11%
CA Stwde–CHF-Irvine LLC	6.00%	5/15/2023	Baa2	5,000	5,586,900
Dekalb Newton Gwinnett Co–GGC Fndtn	6.00%	7/1/2034	A+	1,500	1,624,335
East Point Hsg–Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,512,175
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2	2,000	2,162,540
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB	1,435	1,509,103
Los Angeles Hsg	6.25%	6/1/2034	BB+	4,220	4,352,508
MO Hsg–Homeownership Ln AMT (GNMA)(FNMA)	5.90%	9/1/2035	Aaa	35	35,581
PA Hi Ed–Edinboro Univ	5.75%	7/1/2028	Baa3	745	758,090
Total					18,541,232

Lease Obligations 10.14%
CA Pub Wks–Dept of Correction(c)	5.00%	9/1/2039	A-	5,000	5,278,200
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A2	5,600	6,093,192
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A2	8,500	9,011,020
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A2	2,500	2,704,100
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A2	5,000	5,806,150
CO State BEST COP	5.00%	3/15/2036	Aa2	6,750	7,293,712
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA-	10,275	11,721,823
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA-	7,000	7,850,430
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,628,875
Houston Co Coop Dist–Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB	5,000	5,069,850

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Lease Obligations (continued)
Indianapolis Local Pub Impt Bd Bk(b)	5.50%		2/1/2033	AA	$12,000	$13,226,280
McLennan Co PFC	6.625%		6/1/2035	AA-	7,135	7,544,264
MI Fin Auth–Detroit Sch Dist	5.50%		6/1/2021	A+	10,000	11,116,200
Miami Dade Co Spl Oblig (NPFGC)(FGIC)	3.572%	#	4/1/2014	AA-	3,300	3,300,000
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-	7,500	7,729,050
NJ Trans Trust Fund	5.00%		12/15/2023	A+	4,425	5,124,504
NY UDC–PIT(b)	5.00%		12/15/2025	AAA	1,980	2,213,622
NY UDC–PIT(b)	5.00%		12/15/2026	AAA	2,870	3,208,634
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA-	10,000	11,077,600
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA-	6,000	6,605,760
PA IDA–Economic Dev	5.50%		7/1/2023	A1	2,630	2,914,408
Philadelphia Muni Auth	6.375%		4/1/2029	A+	2,000	2,233,340
PR Pub Bldg Auth GTD	5.25%		7/1/2033	BB+	3,865	2,826,513
PR Pub Bldg Auth GTD	6.50%		7/1/2030	BB+	9,000	7,471,890
PR Pub Fin Corp	5.50%		8/1/2031	BB	8,000	5,114,400
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	A	3,150	3,714,417
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-	5,000	5,315,300
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2027	AA	4,500	5,058,720
Total						169,499,774

Other Revenue 8.49%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	Baa1	7,985	7,984,681
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+	5,750	6,198,097
Austin Convention†	5.75%		1/1/2034	Ba2	5,000	5,060,100
Austin Convention CR (BHAC)(XLCA)	5.00%		1/1/2034	AA+	2,400	2,447,880
Baker Correctional Dev	7.50%		2/1/2030	NR	3,500	2,440,130
Baytown Twp–St Croix Prep Admy	6.75%		8/1/2028	BB	1,455	1,516,488
Brooklyn Arena LDC–Barclays Ctr	6.375%		7/15/2043	BBB-	6,000	6,468,660
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-	8,100	8,524,926
Chester Co IDA–Collegium Chtr Sch	5.00%		10/15/2022	BBB-	1,000	1,008,280
Chester Co IDA–Collegium Chtr Sch	5.375%		10/15/2042	BBB-	5,000	4,665,700
Cleveland Arpt	5.00%		1/1/2030	A-	2,000	2,059,360
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2032	BBB	915	919,291
Clifton Higher Ed–IDEA Pub Schs	5.00%		8/15/2042	BBB	3,235	3,102,365
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB	1,000	1,050,330
Clifton Higher Ed–Uplift Education	5.70%		12/1/2025	BBB-	2,000	2,181,100
Clifton Higher Ed–Uplift Education	6.00%		12/1/2030	BBB-	1,000	1,102,360
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2042	BBB	2,000	1,820,280

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Other Revenue (continued)
DC Rev–KIPP Chtr Sch	6.00%	7/1/2043	BBB+		$1,000	$1,059,540
DC Rev–KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,057,280
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,480	1,130,557
FL DFC–Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	5,694,095
Hammond Loc Pub Impt–Charter Sch	6.75%	8/15/2035	BBB-		1,000	1,018,410
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,211,180
IN Fin Auth–Drexel Foundation	6.625%	10/1/2029	BB-		750	758,745
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,261,300
Kansas City IDA–Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	425,500
La Paz Co IDA–Imperial Regl Jail	7.80%	10/1/2039	NR		2,000	2,078,720
MA Dev Fin–Broad Inst	5.25%	4/1/2037	AA-		7,250	7,775,335
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	1,339,691
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	12,052,260
MI Pub Ed–Bradford Admy	8.75%	9/1/2039	NR		2,250	1,282,500
MI Pub Ed–Landmark Admy	6.625%	6/1/2030	BBB-		2,000	2,060,280
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee Redev–Admy of Learning(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev–Admy of Learning(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,506,200
NJ EDA–Team Academy	6.00%	10/1/2043	BBB		3,500	3,571,015
North TX Edu Fin Corp–Uplift Education	4.875%	12/1/2032	BBB-		3,000	3,006,810
NYC IDA–United Jewish Appeal	5.00%	7/1/2034	Aa1		4,685	5,052,351
Otero Co Jail	5.75%	4/1/2018	NR		680	655,153
Otero Co Jail	6.00%	4/1/2028	NR		1,400	1,166,452
Philadelphia IDA–Please Touch Museum(e)	5.25%	9/1/2026	CC		1,600	560,000
Philadelphia IDA–Please Touch Museum(e)	5.25%	9/1/2036	CC		7,700	2,695,000
Pima Co IDA–American Charter Sch	5.50%	7/1/2026	BB	(a)	4,500	4,162,905
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		1,275	1,244,731
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	6,680,660
TX PFA–Cosmos Fndtn	5.375%	2/15/2037	BBB		1,230	1,235,966
TX PFA–Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,188,911
Total						141,974,575

Special Tax 2.44%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,250	1,235,300
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,500	1,461,795
Altoona Urban Renewal	6.00%	6/1/2034	BBB+		1,000	1,045,470

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
Aurora TIF–East River	6.75%	12/30/2027	NR	$870	$883,589
Baltimore Spl Oblig–East Baltimore Resrch	7.00%	9/1/2038	NR	1,500	1,588,770
Fontana PFA–North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+	2,000	2,004,860
Gramercy Farms CDD~(e)	Zero Coupon	5/1/2039	NR	5,240	786,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR	1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1	3,000	3,214,500
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	5,000	800,000
Mesquite Redev TIF	6.625%	6/1/2017	BBB+	1,605	1,611,693
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	2,073	1,460,636
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,680,655
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,187,780
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-	11,195	7,497,404
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-	2,500	2,839,450
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	1,400	1,450,204
San Francisco Redev–Mission Bay South	7.00%	8/1/2033	BBB+	1,000	1,115,010
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+	1,400	1,547,378
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B2	1,690	1,723,902
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	2,500	2,521,425
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,000	520,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR	1,300	676,000
Total					40,851,834

Tax Revenue 10.27%
AZ Sports & Tourism Auth–Stadium	5.00%	7/1/2028	A1	18,000	19,502,280
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	3,690	3,813,689
MA Sch Bldg Auth–Sales Tax(b)	5.00%	10/15/2032	AA+	20,000	22,059,100
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2043	AAA	8,405	1,675,453
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	4,000	4,038,440
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+	2,000	2,207,640
NY Dorm–PIT	5.00%	3/15/2025	AAA	4,590	5,226,771
NY Dorm–PIT	5.00%	3/15/2026	AAA	2,580	2,918,780
NY UDC–PIT	5.00%	3/15/2028	AAA	5,000	5,588,400
NY UDC–PIT	5.00%	3/15/2033	AAA	2,250	2,467,485
NYC TFA–Future Tax(b)	5.00%	2/1/2027	AAA	12,000	13,436,940
NYC TFA–Future Tax(b)	5.00%	2/1/2028	AAA	4,000	4,478,980
PR Corp Sales Tax	5.00%	8/1/2043	A+	2,275	1,634,974

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Tax Revenue (continued)
PR Corp Sales Tax	5.25%	8/1/2041	A+		$30,000	$22,200,000
PR Corp Sales Tax	5.375%	8/1/2039	A+		13,510	10,212,209
PR Corp Sales Tax	5.50%	8/1/2037	A+		9,000	6,940,530
PR Corp Sales Tax	5.50%	8/1/2040	A+		5,580	4,253,857
PR Corp Sales Tax	5.50%	8/1/2042	A+		8,285	6,310,104
PR Corp Sales Tax	6.00%	8/1/2042	A+		3,160	2,543,990
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA		14,000	15,514,940
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A2		4,190	4,750,538
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		1,500	1,687,350
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2		4,500	4,693,365
Yorba Linda Redev Agy	6.00%	9/1/2026	A-		1,145	1,288,228
Yorba Linda Redev Agy	6.50%	9/1/2032	A-		2,000	2,297,120
Total						171,741,163

Tobacco 3.69%
Buckeye Tobacco	5.125%	6/1/2024	B-		13,500	11,486,745
Buckeye Tobacco	5.875%	6/1/2030	B-		5,000	4,135,700
Golden St Tobacco	5.30%	6/1/2037	B-		10,000	7,661,300
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	4,530	4,241,530
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-		5,600	6,324,528
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-		2,005	2,157,420
Tobacco Settlement Auth WA	5.00%	6/1/2020	A		4,490	5,157,528
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,094,580
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		3,750	3,279,600
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		15,755	11,940,557
TSASC	5.00%	6/1/2026	B+		3,640	3,296,493
Total						61,775,981

Transportation 17.95%
Atlanta Airport–PFC(c)	5.00%	1/1/2028	A+		1,000	1,121,140
Atlanta Airport–PFC(c)	5.00%	1/1/2031	A+		5,000	5,505,950
Broward CO Arpt Sys AMT	5.125%	10/1/2038	A+		5,665	5,882,876
Central TX Reg Mobility Auth	6.00%	1/1/2041	Baa2		10,000	10,624,400
Chicago O’Hare Arpt	5.00%	1/1/2040	A2		3,500	3,580,360
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+		9,645	10,971,524
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+		6,135	6,978,777
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+		7,160	8,144,750
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	7,794,000

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
DFW Arpt AMT	5.00%	11/1/2038	A+	$5,000	$5,066,900
DFW Arpt AMT	5.00%	11/1/2038	A+	8,775	8,896,183
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	AA-	4,200	1,535,688
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	8,000	8,485,200
HI Arpt	5.00%	7/1/2034	A	3,000	3,138,810
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	B	2,500	2,674,375
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000	1,111,310
Lee Co Arpt AMT	5.375%	10/1/2032	A2	3,500	3,708,005
Met DC Airport AMT	5.00%	10/1/2026	AA-	2,500	2,730,975
Met DC Airport AMT	5.00%	10/1/2028	AA-	2,000	2,171,520
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A	4,435	4,788,336
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	1,000	1,073,480
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2032	A	5,000	5,241,400
Mid–Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	8,554,050
MTA NY	5.00%	11/15/2030	A+	5,000	5,441,000
MTA NY	6.50%	11/15/2028	A+	7,500	8,850,375
NJ Trans Trust Fund	5.25%	6/15/2026	A+	1,500	1,677,855
NJ Trans Trust Fund	6.00%	6/15/2035	A+	4,500	5,288,490
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,448,966
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	11,165,000
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	6,182,737
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,606,400
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,357,785
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,617,175
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,614,690
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,391,370
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,608,099
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	12,049,800
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,357,494
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	12,500	13,330,500
Port Oakland AMT	5.00%	5/1/2028	A+	2,275	2,440,051
Port Oakland AMT (NPFGC)(FGIC)	5.00%	11/1/2026	AA-	2,285	2,430,098
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	1,991,520
PR Hwy & Trans Auth (FGIC)	5.25%	7/1/2039	BB+	6,305	3,630,734
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	1,905,822
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,607,316

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Transportation (continued)
San Diego Arpt	5.00%	7/1/2040	A	$5,735	$5,917,545
San Francisco Arpt AMT	5.00%	5/1/2025	A+	10,000	10,978,900
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,538,790
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,708,900
South Jersey Trans Auth	5.00%	11/1/2028	A-	1,750	1,868,090
St Louis Arpt–Lambert Intl Airport	6.25%	7/1/2029	A-	3,020	3,361,018
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	A+	2,770	3,100,987
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,850	4,719,535
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	6,209,739
Total					300,176,790

Utilities 12.06%
Amr Muni Pwr–Prairie St Energy	5.25%	2/15/2027	A1	3,000	3,223,020
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	Aa3	3,000	3,524,640
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	Aa3	4,000	4,681,440
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	5,000	5,169,700
Central Plains–Goldman Sachs	5.25%	9/1/2037	A-	8,585	9,006,867
Chula Vista IDR–San Diego G & E Rmkt	5.875%	1/1/2034	Aa2	2,125	2,331,848
Compton Water	6.00%	8/1/2039	NR	5,500	5,566,825
DE EDA–NRG Energy	5.375%	10/1/2045	Baa3	8,250	8,328,705
Detroit Sewer (AGM)	5.00%	7/1/2032	AA	6,000	5,797,440
Detroit Sewer (NPFGC)(FGIC)	5.50%	7/1/2029	AA-	2,000	2,037,100
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	3,600	3,929,004
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,517,800
Hartford Co Met Dist–Clean Wtr	5.00%	4/1/2036	AA	6,000	6,505,320
IN Fin Auth–Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,278,440
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,225,820
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,254,590
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	7,000	7,253,190
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	5,233,595
Long Island Power Auth	5.00%	9/1/2026	A-	6,000	6,604,740
Los Angeles DEWAP–Pwr Sys (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,411,196
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,827,233
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,918,040
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	2,400	2,520,432
Met Atlanta Rapid Trans Auth (AGM)	5.00%	7/1/2034	AA+	10,000	10,829,300
Met St Louis Sewer Dist	5.75%	5/1/2038	AAA	1,760	1,928,942
NJ EDA–UMM Energy AMT	5.00%	6/15/2037	Baa3	1,000	960,140

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Utilities (continued)
North Sumter Co Util Dep Dist	5.375%		10/1/2030	BBB+		$5,000	$5,301,750
NYC Muni Water(c)	5.00%		6/15/2035	AA+		4,800	5,253,264
OH Air Quality–FirstEnergy	5.70%		8/1/2020	BBB-		3,250	3,629,080
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-		4,500	4,993,200
Palm Beach Co Solid Waste	5.50%		10/1/2028	AA+		3,000	3,364,080
Pinal Co Elec Dist #4	6.00%		12/1/2028	A-		740	795,803
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+		7,280	5,292,487
PR Elec Pwr Auth	0.865%	#	7/1/2031	BBB		4,000	2,109,360
PR Elec Pwr Auth	6.75%		7/1/2036	BBB		10,585	7,373,405
Sabine River Auth–TXU	5.80%		7/1/2022	C		1,000	25,000
Sacramento MUD	5.00%		8/15/2027	AA-		1,650	1,887,237
Salt Verde Fin Corp–Citi	5.00%		12/1/2032	A-		6,890	7,321,452
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	A-		3,000	3,176,220
Salt Verde Fin Corp–Citi	5.25%		12/1/2027	A-		3,435	3,810,617
TEAC–Goldman Sachs	5.625%		9/1/2026	BBB	(a)	3,000	3,288,180
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3		3,000	3,100,260
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3		9,420	9,666,616
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2032	A3		4,440	4,477,074
Total							201,730,452
Total Municipal Bonds (cost $1,681,179,976)							1,716,422,184

						Shares (000)
SHORT-TERM INVESTMENTS 0.85%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $908)						1	908

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2014

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(d)	Date	Moody’s	(000)	Value
Variable Rate Demand Notes 0.85%

Corporate-Backed 0.18%
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	11/1/2040	A2	$3,000	$3,000,000

Lease Obligations 0.15%
Pima Co IDA–Clark Co Detention†	0.42%	4/3/2014	9/1/2033	AA-	2,500	2,500,000

Utilities 0.52%
Las Vegas Valley Water District	0.17%	4/1/2014	6/1/2036	AA+	8,750	8,750,000
Total Variable Rate Demand Notes (cost $14,250,000)						14,250,000
Total Short-Term Investments (cost $14,250,908)						14,250,908
Total Investments in Securities 103.49% (cost $1,695,430,884)						1,730,673,092
Liabilities in Excess of Cash and Other Assets(h) (3.49%)						(58,425,573)
Net Assets 100.00%						$1,672,247,519

Open Futures Contracts at March 31, 2014:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
U.S. Long Bond	June 2014	396	Short	$(52,754,625)	$(257,462)

Note: See Footnotes to Schedules of Investments on page 103 of this report.

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,716,422,184	$—	$1,716,422,184
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Notes	—	14,250,000	—	14,250,000
Total	$908	$1,730,672,184	$—	$1,730,673,092

Liabilities
Trust Certificates	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(257,462)	—	—	(257,462)
Total	$(257,462)	$—	$—	$(257,462)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.09%

Corporate-Backed 12.26%
AK IDA–Anchorage Sportsplex	6.12%	8/1/2031		NR	$3,285	$1,248,300
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2025		NR	1,375	1,379,606
Aleutians E Burough–Pribilof Islands (ACA)	5.50%	6/1/2036		NR	3,210	3,113,796
Allegheny Co IDA–US Steel	6.875%	5/1/2030		BB-	6,050	6,474,529
Beauregard Parish–Office Max	6.80%	2/1/2027		B2	5,000	5,012,400
Brazos River Auth–TXU Rmkt AMT	7.70%	4/1/2033		CC	2,000	50,000
Brazos River Auth–TXU Rmkt AMT†	8.25%	5/1/2033		C	2,000	50,000
CA Co Tobacco Sec–Sonoma Co	5.125%	6/1/2038		B-	5,040	3,945,614
CA Poll Control–Poseidon Res AMT†	5.00%	11/21/2045		Baa3	4,000	3,799,000
Clayton Co SFR–Delta Airlines AMT	9.00%	6/1/2035		B+	7,640	8,102,602
Cleveland Arpt–Continental Airlines AMT	5.375%	9/15/2027		B	15,240	15,017,496
Cleveland Arpt–Continental Airlines AMT	5.70%	12/1/2019		B	3,000	3,000,570
Courtland IDB–Intl Paper AMT	5.20%	6/1/2025		BBB	5,545	5,588,695
DFW Arpt–American Airlines / Escrow(f)	—	—	(g)	NR	13,500	3,132,864
Greater Orlando Aviation–Jet Blue AMT	5.00%	11/15/2036		NR	1,670	1,516,427
Houston Arpt–Continental Airlines AMT	5.70%	7/15/2029		B	3,760	3,760,075
IA Fin Auth–Iowa Fertilizer Co	5.25%	12/1/2025		BB-	9,350	9,079,598
IA Fin Auth–Iowa Fertilizer Co	5.50%	12/1/2022		BB-	13,000	13,000,000
IL Fin Auth–Leafs Hockey Club(e)	5.875%	3/1/2027		NR	1,500	510,000
IL Fin Auth–Leafs Hockey Club(e)	6.00%	3/1/2037		NR	1,450	493,000
IL Fin Auth–United Sports/ Barrington†(e)	6.125%	10/1/2027		NR	1,475	265,500
IL Fin Auth–United Sports/ Barrington†(e)	6.25%	10/1/2037		NR	6,525	1,174,500
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2016		NR	1,830	1,831,482
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%	1/1/2022		NR	10,015	10,016,402
Martin Co IDA–Indiantown Cogen AMT	4.20%	12/15/2025		Ba1	3,000	2,785,860
MD EDC–Chesapeake Bay Hyatt	5.00%	12/1/2016		NR	3,430	1,715,000
Niagara Area Dev Corp–Covanta AMT	5.25%	11/1/2042		Ba2	14,760	14,442,955
NJ EDA–Continental Airlines AMT	4.875%	9/15/2019		B	1,765	1,767,665
NJ EDA–Continental Airlines AMT	5.125%	9/15/2023		B	5,125	5,122,950
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029		B	13,935	13,934,164
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028		B	5,965	5,965,477
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033		B	1,885	1,883,511
NJ EDA–Continental Airlines AMT	5.625%	11/15/2030		B	2,500	2,528,750
NJ EDA–Glimcher Pptys AMT	6.00%	11/1/2028		NR	5,000	4,999,650
NYC IDA–British Airways AMT	5.25%	12/1/2032		BB	9,080	8,705,087
NYC IDA–Jetblue AMT	5.00%	5/15/2020		B	1,285	1,284,949

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC IDA–Jetblue AMT	5.125%	5/15/2030	B		$1,000	$956,080
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2046	Ba1		2,000	1,850,500
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-		845	860,362
PA Econ Dev–US Airways	8.00%	5/1/2029	B-		2,460	2,790,206
Phoenix IDA–US Airways AMT	6.25%	6/1/2019	B3		1,955	1,956,681
Phoenix IDA–US Airways AMT	6.30%	4/1/2023	B3		3,685	3,701,656
Port Bay City Auth–Celanese AMT	6.50%	5/1/2026	BB-		6,120	6,128,323
Port Corpus Christi Auth–Celanese	6.45%	11/1/2030	BB-		1,750	1,753,658
Rockdale Co Dev–Visy Paper AMT	6.125%	1/1/2034	NR		6,000	6,076,080
Rumford Solid Waste–Office Max AMT	6.875%	10/1/2026	B2		1,500	1,504,170
Valparaiso Facs–Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,595,370
Valparaiso Facs–Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,130,520
West Pace Coop Dist	9.125%	5/1/2039	NR		13,915	12,800,826
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB-		5,500	5,026,835
Total						215,829,741

Education 3.88%
Buffalo & Erie IDC–Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,197,443
Buffalo & Erie IDC–Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,723,844
CA Stwde–Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,740,244
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,305,769
Gainesville Redev–Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,442,520
Harrisburg Auth–Univ of Science(e)	6.00%	9/1/2036	NR		12,725	5,701,945
IA Hi Ed–Central Clg	5.00%	10/1/2031	Ba2		645	624,541
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,381,441
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,030,160
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,503,750
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,532,303
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,711,775
Marietta Dev Auth–Life Univ	7.00%	6/15/2030	Ba3		5,000	5,169,500
NJ Ed Facs–Univ Med & Dent	7.125%	12/1/2023	NR		4,000	5,133,960
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,604,180
NY Dorm–Yeshiva Univ	5.125%	7/1/2034	NR		4,500	4,391,640
NYC IDA–Vaughn Clg	5.00%	12/1/2031	BB		1,510	1,394,757
NYC IDA–Vaughn Clg	5.25%	12/1/2036	BB		3,640	3,287,211
OH Hi Ed–Ashland Univ	6.25%	9/1/2024	Caa2		6,240	5,534,069
Univ of California(b)	5.75%	5/15/2031	AA		7,000	7,995,645
Total						68,406,769

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 8.99%
Arkansas City Bldg–So Cent Reg Med	6.75%	9/1/2038	Ba1		$6,360	$6,586,098
Bellwood GO	5.875%	12/1/2027	NR		3,000	2,839,410
Bellwood GO	6.15%	12/1/2032	NR		2,770	2,592,027
CA State GO	5.00%	9/1/2025	A1		7,000	7,977,900
CA State GO	5.00%	11/1/2043	A1		5,335	5,703,275
Cleveland Hghts & Univ Hghts City Sch Dist	5.00%	12/1/2051	AA		3,000	3,079,680
Guam GO	6.75%	11/15/2029	BB-		8,690	9,208,098
Guam GO	7.00%	11/15/2039	BB-		2,175	2,304,804
IL State GO	5.00%	8/1/2025	A-		2,685	2,911,023
IL State GO	5.00%	3/1/2031	A-		2,250	2,339,280
IL State GO	5.00%	3/1/2032	A-		3,000	3,110,940
IL State GO	5.00%	1/1/2034	A-		2,275	2,336,562
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,540,225
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,588,495
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,459,250
Oakland USD	6.125%	8/1/2029	NR		1,500	1,685,910
Philadelphia GO	5.00%	7/15/2038	A+		5,070	5,276,653
PR Comwlth GO	5.00%	7/1/2041	BB+		7,075	4,946,415
PR Comwlth GO	5.25%	7/1/2037	BB+		5,000	3,554,100
PR Comwlth GO	5.50%	7/1/2039	BB+		21,600	16,284,456
PR Comwlth GO	5.625%	7/1/2033	BB+		4,000	3,087,320
PR Comwlth GO	5.75%	7/1/2041	BB+		5,000	3,821,350
PR Comwlth GO	6.00%	7/1/2038	BB+		3,000	2,345,700
PR Comwlth GO	6.00%	7/1/2039	BB+		5,000	3,895,200
PR Comwlth GO	6.00%	7/1/2039	BB+		9,765	7,607,326
PR Comwlth GO	8.00%	7/1/2035	BB+		14,965	13,978,208
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BB+		20,860	14,399,658
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BB+		4,225	3,157,807
San Diego USD	Zero Coupon	7/1/2044	AA-		8,000	1,754,560
Woonsocket GO	7.125%	6/15/2016	B3		1,955	2,004,110
Total						158,375,840

Health Care 24.82%
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,313,246
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB	(a)	2,750	2,746,040
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB	(a)	1,000	995,030
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	9,421,700
Alachua Co IDA–No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,125,420

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
AZ Hlth Facs–Beatitudes	5.20%	10/1/2037	NR		$9,710	$8,272,434
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,660,303
CA Stwde–So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,129,140
CA Stwde–So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,791,725
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	990,360
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,521,838
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	970,540
Chesterfield Co EDA–Brandermill Woods	5.00%	1/1/2032	NR		2,000	1,893,940
Chesterfield Co EDA–Brandermill Woods	5.125%	1/1/2043	NR		1,000	904,740
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	5,951,120
CO Hlth Facs–American Baptist	7.75%	8/1/2039	NR		5,045	5,098,780
CO Hlth Facs–Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	980,400
Collier CO IDA–Arlington of Naples†	7.75%	5/15/2035	NR		2,000	2,026,280
Collier CO IDA–Arlington of Naples†	8.125%	5/15/2044	NR		3,000	3,060,630
Cumberland Mun Auth–Asbury	5.25%	1/1/2041	NR		2,000	1,816,040
Cumberland Mun Auth–Asbury	5.40%	1/1/2022	NR		585	606,850
Cumberland Mun Auth–Asbury	6.00%	1/1/2040	NR		2,000	2,086,460
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,315,394
Cuyahoga Co Hlth–Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,504,025
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2032	NR		1,000	1,004,500
Fairfax Co EDA–Vinson Hall	5.00%	12/1/2042	NR		2,800	2,656,948
Flint Hsp Bldg Auth–Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,030,588
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,368,566
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,738,476
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	837,072
Gaithersburg Eco Dev–Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,754,777
Hanover Co EDA–Covenant Woods	5.00%	7/1/2042	NR		2,000	1,707,600
Hanover Co EDA–Covenant Woods	5.00%	7/1/2047	NR		1,985	1,668,055
Harris Co–Childrens Med	5.00%	10/1/2024	AA		6,000	6,732,840
Harris Co–Childrens Med	5.25%	10/1/2029	AA		4,000	4,446,360
Harris Co Cultural Ed–Brazos	5.00%	1/1/2033	BB+	(a)	545	485,230
Harris Co Cultural Ed–Brazos	5.00%	1/1/2038	BB+	(a)	510	429,945
Harris Co Cultural Ed–Brazos	5.00%	1/1/2043	BB+	(a)	520	424,798
Harris Co Cultural Ed–Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,256,536
Harris Co Cultural Ed–Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,128,910
HFDC Cent TX–Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,875,327
HFDC Cent TX–Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,533,660

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Holmes Co Hsp–Doctors Mem Hsp	5.75%	11/1/2026	NR		$5,385	$5,313,703
Holmes Co Hsp–Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,764,444
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2027	NR		1,200	1,131,972
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2033	NR		2,990	2,633,024
Howard Co Retmt Cmnty–Vantage House	5.25%	4/1/2037	NR		6,270	5,347,808
IL Fin Auth–Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth–Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth–Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth–Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth–Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth–Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	55,305
IL Fin Auth–Clare Oaks~	Zero Coupon	11/15/2052	NR		569	128,487
IL Fin Auth–Clare Oaks	Zero Coupon	11/15/2052	NR		569	81,063
IL Fin Auth–Clare Oaks	4.00%	11/15/2052	NR		4,550	1,496,611
IL Fin Auth–Clare Oaks	7.00%	11/15/2017	NR		520	515,585
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		790	729,849
IL Fin Auth–Clare Oaks	7.00%	11/15/2027	NR		985	946,555
IL Fin Auth–Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	4,000	3,933,560
IL Fin Auth–Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	3,975	3,585,291
IL Fin Auth–Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,629,395
IL Fin Auth–Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	1,924,057
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		5,000	5,558,050
IL Fin Auth–Rush Univ Med	7.25%	11/1/2030	A		3,000	3,533,040
IL Fin Auth–Smith Vlg	5.25%	11/15/2016	NR		2,310	2,335,156
IL Fin Auth–Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,356,720
Iron River Hsp–Iron Co Comnty Hsps	6.50%	5/15/2033	NR		5,000	4,773,600
Kent Hsp Fin Auth–Metropolitan Hsp	5.75%	7/1/2025	BB+		3,325	3,467,310
Kent Hsp Fin Auth–Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,772,365
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,131,710
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,186,431
Kirkwood IDA–Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,576,665
KY EDA–Masonic Homes	5.375%	11/15/2032	NR		3,000	2,963,340
LA PFA–Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	5,954,406
LA PFA–Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	8,998,275
Lubbock Hlth–Carillon	6.30%	7/1/2019	NR		4,010	4,141,087
MA Hlth & Ed–Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	3,845,440

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	$3,450	$3,740,456
Montgomery Co IDA–Whitemarsh	6.25%	2/1/2035	NR		10,225	10,329,806
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	6,495,283
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,168,313
NC Med–Lutheran Svcs	5.00%	3/1/2037	NR		1,000	921,820
NC Med–Lutheran Svcs	5.00%	3/1/2042	NR		1,000	901,440
NJ EDA–Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,102,050
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR		4,705	3,678,745
NJ Hlth–Somerset Med Ctr	5.50%	7/1/2033	Ba2		6,130	6,131,226
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,174,681
NM Hsp–Haverland	5.00%	7/1/2042	BBB-	(a)	1,500	1,324,680
OH Hsp–Cleveland Clinic(b)	5.50%	1/1/2034	Aa2		13,500	14,576,152
Onondaga CDC–St Josephs Hsp	4.50%	7/1/2032	BB		7,000	6,162,940
Orange Co Hlth–Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,102,585
Orange Co Hlth–Orlando Lutheran	5.50%	7/1/2038	NR		6,550	6,295,270
Orange Co Hlth–Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,930,132
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		5,000	5,281,900
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Ba1		500	506,465
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	5,861,625
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BB+		2,000	1,804,460
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,503,030
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,010,890
RI Hlth & Ed–St Joseph Hlth	5.50%	10/1/2029	CCC		15,270	13,602,516
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,087,063
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,549,420
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,016,530
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,621,392
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB		10,000	12,016,000
Sarasota Hlth–Manatee	5.75%	7/1/2037	NR		2,895	2,678,483
Sarasota Hlth–Manatee	5.75%	7/1/2045	NR		6,435	5,792,401
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR		4,000	2,517,240
SC Jobs EDA–Hampton Regl Med	5.25%	11/1/2028	NR		12,000	11,210,400
SE Port Auth–Memorial Hlth	5.75%	12/1/2032	NR		3,800	3,664,948
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	NR		6,750	6,490,867
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.00%	12/1/2032	NR		2,100	1,952,811
Shelby Co Hlth Ed Hsg–Vlg Germantwn	5.25%	12/1/2042	NR		1,800	1,650,600
St Paul Port Auth–Healtheast Midway	5.75%	5/1/2025	BB+		1,520	1,552,741

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
St Paul Port Auth–Healtheast Midway	5.875%	5/1/2030	BB+		$1,000	$1,013,110
Sylacauga Hlth–Coosa Vy Med Ctr	5.375%	8/1/2015	NR		1,010	1,028,776
Sylacauga Hlth–Coosa Vy Med Ctr	6.00%	8/1/2025	NR		3,000	3,006,510
Sylacauga Hlth–Coosa Vy Med Ctr	6.00%	8/1/2035	NR		3,000	2,901,690
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,243,752
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,606,699
Vigo Co Hsp–Union Hsp†	5.70%	9/1/2037	NR		9,250	8,791,477
Vigo Co Hsp–Union Hsp†	5.75%	9/1/2042	NR		2,000	1,882,860
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,326,739
WA Hlth Care–Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3		2,745	2,718,813
WA Hsg–Mirabella	6.50%	10/1/2032	NR		2,000	1,960,000
WA Hsg–Mirabella	6.75%	10/1/2047	NR		3,000	2,903,520
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		2,000	2,008,560
Western IL EDA–Carthage Mem Hsp	7.00%	6/1/2033	NR		2,890	2,931,992
WI Hlth & Ed–Wheaton Franciscan Hlth	5.125%	8/15/2030	A-		3,000	3,061,740
WI Hlth–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		4,000	3,660,880
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,434,483
WI PFA–Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR		2,961	930,820
WI PFA–Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR		2,961	30
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,243,152
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,040,550
Total						437,178,041

Housing 0.95%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	806,666
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,143,690
CA Stwde–American Baptist	5.00%	10/1/2043	BBB		2,450	2,320,003
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		3,350	3,522,994
Met Govt Nashville H & E–Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,419,270
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	3,740,400
Saline EDC–Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,402,650
Total						16,713,673

Lease Obligations 1.81%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A2		1,500	1,732,560
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A2		5,000	5,283,150
Houston Co Coop Dist–Country Crossing(e)	12.50%	6/7/2013	NR		4,199	587,860

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund	5.00%	6/15/2032	A+		$5,000	$5,357,150
NJ Trans Trust Fund	5.00%	6/15/2038	A+		5,000	5,253,500
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,233,340
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BB+		5,000	3,656,550
PR Pub Fin Corp	5.50%	8/1/2031	BB		12,250	7,831,425
Total						31,935,535

Other Revenue 10.97%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	Baa1		5,000	4,999,800
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	5,856,312
Baltimore Conv Ctr–Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	10,859,966
Baltimore Conv Ctr–Hilton Hotel (XLCA)	5.25%	9/1/2039	BB+		2,975	2,807,686
Baytown Twp–St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,595,797
CA Fin Auth–High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,206,313
CA Stwde–Huntington Pk	5.15%	7/1/2030	NR		2,340	2,027,821
CA Stwde–Huntington Pk	5.25%	7/1/2042	NR		950	784,539
Charyl Stockwell Admy COP	5.75%	10/1/2025	NR		4,130	4,075,401
Charyl Stockwell Admy COP	5.90%	10/1/2035	NR		3,000	2,819,460
Chester Co IDA–Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	1,008,280
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,665,700
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032	BBB		915	919,291
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	BBB		2,990	2,867,410
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,050,330
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,735	1,325,349
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	4,830,300
FL DFC–Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,283,760
FL DFC–Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,190,687
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	6,000	6,217,860
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043	BB		3,250	3,120,098
IA Fin Auth–Childserve	5.375%	6/1/2026	NR		1,795	1,795,287
IA Fin Auth–Childserve	5.50%	6/1/2031	NR		1,000	999,850
IA Fin Auth–Childserve	5.55%	6/1/2036	NR		4,960	4,848,301
IN Fin Auth–Drexel Foundation	6.625%	10/1/2029	BB-		750	758,745
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,261,300
Kansas City IDA–Derrick Thomas Sch†	5.875%	1/1/2037	NR		6,570	1,511,100
La Paz Co IDA–Imperial Regl Jail	7.80%	10/1/2039	NR		5,500	5,716,480
La Vernia Hi Ed–Amigos/Friends Life	6.25%	2/15/2026	NR		1,000	989,200
La Vernia Hi Ed–Amigos/Friends Life	6.375%	2/15/2037	NR		1,220	1,134,832

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
La Vernia Hi Ed–Cosmos Fndtn	7.125%	2/15/2038		BBB		$6,515	$7,354,849
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,356,907
Lombard PFC–Conf Ctr & Hotel	7.125%	1/1/2036		NR		8,500	5,447,225
Maverick Co PFC	6.25%	2/1/2024		NR		4,430	2,303,113
Maverick Co PFC	6.375%	2/1/2029		NR		1,640	851,586
MD EDC–Chesapeake Bay Hyatt	5.00%	12/1/2031		NR		15,200	7,600,000
MD EDC–Chesapeake Bay Hyatt	5.25%	12/1/2031		NR		3,000	1,500,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,500	3,135,000
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,282,500
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		707	680,445
MI Pub Ed–Landmark Admy	6.625%	6/1/2030		BBB-		1,905	1,962,417
MI St Strategic Fd(f)	—	—	(g)	NR		5,000	500
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee Redev–Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Co IDA–Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,836,700
North TX Edu Fin Corp–Uplift Education	4.875%	12/1/2032		BBB-		2,085	2,089,733
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2023		Ba1		635	647,338
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		Ba1		2,960	2,809,336
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2039		Ba1		4,640	4,339,838
Ohio St Pollution Ctl Rev	5.625%	3/1/2015		NR		2,965	297
Otero Co Jail	5.75%	4/1/2018		NR		1,605	1,546,353
Otero Co Jail	6.00%	4/1/2023		NR		1,350	1,220,049
Otero Co Jail	6.00%	4/1/2028		NR		1,925	1,603,872
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		5,000	4,633,850
Palm Bay Ed–Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	511,000
Palm Bay Ed–Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,750,000
Palm Beach Co–G Star Sch of Arts	6.75%	5/15/2035		B+		2,455	2,297,978
Pima Co IDA–American Charter Sch	5.50%	7/1/2026		BB	(a)	5,000	4,625,450
Pima Co IDA–American Charter Sch	5.625%	7/1/2038		BB	(a)	8,770	7,479,494
Pima Co IDA–Horizon Learning Ctr	5.25%	6/1/2035		BBB		5,000	4,678,400
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		BB-		1,475	1,286,377
Provo Charter Sch–Freedom Admy	5.50%	6/15/2037		NR		3,750	3,188,475
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034		BBB		2,575	2,513,870
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039		BBB		3,540	3,378,505
TX PFA–Cosmos Fndtn	5.375%	2/15/2037		BBB		3,410	3,426,538
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB		1,300	1,330,238
Total							193,252,388

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax 6.84%
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	$1,000	$988,240
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	1,200	1,169,436
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025	NR	1,000	1,051,130
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,363,917
Arborwood CDD(e)	5.10%	5/1/2014	NR	35	21,000
Arborwood CDD	5.10%	5/1/2014	NR	90	90,309
Arborwood CDD(e)	5.35%	5/1/2036	NR	1,320	792,000
Arborwood CDD	5.35%	5/1/2036	NR	5,105	4,742,851
Arborwood CDD(e)	5.50%	5/1/2036	NR	1,235	741,000
Aurora TIF–East River	6.50%	12/30/2023	NR	2,395	2,436,601
Aurora TIF–East River	6.75%	12/30/2027	NR	1,430	1,452,337
Baltimore Spl Oblig–East Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,707,130
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,330	4,310,905
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,736,700
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	863,739
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	669,544
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,329,038
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,243,562
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	599,988
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,300	4,793,479
Grandview IDA–Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	260,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,128,268
Houston Co Coop Dist–Country Crossing	10.00%	5/1/2039	NR	11,325	1,812,000
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	11,432,280
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,091,540
Lancaster Redev Agy	6.875%	8/1/2039	BBB	430	464,555
Lancaster Redev Agy	6.875%	8/1/2039	NR	570	729,326
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	2,100,027
Mesquite Redev TIF	7.125%	6/1/2021	BBB+	1,000	1,003,140
Mesquite Redev TIF	7.375%	6/1/2024	BBB+	1,655	1,660,031
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,428	3,824,569
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	6,110	6,034,480
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	341,000
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	524,320
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,383,100
Poway USD PFA	5.00%	9/15/2024	BBB	500	548,500
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,080,933

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Poway USD PFA	5.00%	9/15/2032	BBB	$995	$1,009,955
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	871,154
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,266,817
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,233,625
Riverside Co Redev Agy–Tax Alloc	6.50%	10/1/2040	BBB+	2,000	2,187,780
Riverside Co Tax Alloc–Jurupa (NPFGC)(FGIC)	4.75%	10/1/2035	AA-	9,000	8,512,920
San Francisco Redev–Mission Bay South	5.00%	8/1/2029	NR	1,300	1,331,031
San Francisco Redev–Mission Bay South	5.00%	8/1/2031	NR	1,140	1,150,750
San Francisco Redev–Mission Bay South	5.00%	8/1/2043	BBB+	700	725,102
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	565	585,978
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	102,674
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	AA-	960	935,357
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	AA-	1,010	1,040,169
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	1,010,702
San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB	2,300	1,977,816
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	1,975,980
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,510,965
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	1,000	1,026,680
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	5,500	5,547,135
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	772,200
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,455	1,436,812
Village CDD #10	6.00%	5/1/2044	NR	1,000	1,009,690
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					120,440,717

Tax Revenue 2.11%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	2,565	2,932,257
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,118,563
NY UDC–PIT(b)	5.00%	12/15/2025	AAA	3,730	4,173,232
NY UDC–PIT(b)	5.00%	12/15/2026	AAA	5,420	6,064,054
NYC TFA–Future Tax	5.00%	11/1/2038	AAA	3,250	3,536,065
PR Corp Sales Tax	5.00%	8/1/2043	A+	2,705	1,944,002
PR Corp Sales Tax	5.25%	8/1/2041	A+	13,500	9,990,000
PR Corp Sales Tax	5.375%	8/1/2039	A+	6,715	5,075,869
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2026	AA-	260	264,121
Total					37,098,163

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco 10.97%
Buckeye Tobacco	5.125%	6/1/2024	B-		$30,980	$26,359,953
Buckeye Tobacco	5.75%	6/1/2034	B-		12,295	9,998,417
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	9,098,540
Buckeye Tobacco	5.875%	6/1/2047	B-		10,195	8,239,497
Buckeye Tobacco	6.25%	6/1/2037	B-		10,370	8,784,635
Childrens Trust Fund Tob Settlement	5.50%	5/15/2039	BB+		390	351,328
Golden St Tobacco	4.50%	6/1/2027	B		15,775	13,667,460
Golden St Tobacco	5.00%	6/1/2033	B-		20,605	16,073,342
Golden St Tobacco	5.125%	6/1/2047	B-		5,500	4,071,650
Golden St Tobacco	5.30%	6/1/2037	B-		7,000	5,362,910
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	4,570	4,278,982
Inland Empire Tobacco	5.00%	6/1/2021	B	(a)	2,250	2,162,115
MI Tob Settlement	5.125%	6/1/2022	B-		1,075	946,290
MI Tob Settlement	5.25%	6/1/2022	B-		4,210	3,738,143
MI Tob Settlement	6.00%	6/1/2034	B-		8,000	6,589,600
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	3,890,350
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	4,180,094
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	7,739,371
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,284,392
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,085	4,879,927
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		8,260	7,035,620
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+		240	191,378
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+		2,580	2,256,365
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2		3,990	3,023,981
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	B		12,590	10,634,395
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B2		25,125	18,978,169
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		5,800	4,023,866
TSASC	5.00%	6/1/2034	B		625	501,300
TSASC	5.125%	6/1/2042	B-		5,000	3,823,350
Total						193,165,420

Transportation 5.92%
Broward CO Arpt Sys AMT	5.125%	10/1/2038	A+		2,835	2,944,034
Central TX Mobility Auth	5.00%	1/1/2042	Baa3		1,300	1,225,549
Central TX Mobility Auth	5.00%	1/1/2043	Baa2		2,420	2,412,498
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A2		2,985	3,083,445
Delaware River Port Auth	5.00%	1/1/2034	A		3,000	3,247,500
Denver City & CO Arpt AMT	5.50%	11/15/2025	A		3,410	3,890,878
DFW Arpt AMT	5.00%	11/1/2042	A+		2,535	2,560,375
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB		5,000	1,320,150

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	AA-	$25,000	$9,703,750
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	1,000	1,050,280
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-	2,500	2,651,625
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	BB+	2,000	2,157,400
Met DC Airport AMT	5.00%	10/1/2029	AA-	4,085	4,418,500
Met DC Airport AMT	5.00%	10/1/2043	AA-	2,500	2,595,725
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A	2,275	2,442,167
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2030	A	2,690	2,875,852
Mid–Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	8,554,050
MTA NY	5.00%	11/15/2025	A+	5,000	5,616,850
MTA NY	5.00%	11/15/2038	A+	5,000	5,297,300
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,700	3,173,094
Port Auth NY & NJ AMT	5.00%	12/1/2025	AA-	5,000	5,658,250
PR Hwy & Trans Auth	5.00%	7/1/2028	BB+	1,015	584,681
PR Hwy & Trans Auth	5.00%	7/1/2030	BB+	1,500	864,045
PR Hwy & Trans Auth (FGIC)	5.25%	7/1/2039	BB+	3,000	1,727,550
San Diego Arpt	5.00%	7/1/2040	A	4,000	4,127,320
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-	255	236,801
San Joaquin Hills Trsp Corridor (NPFGC)	Zero Coupon	1/15/2022	AA-	570	386,922
San Joaquin Hills Trsp Corridor (NPFGC)	5.25%	1/15/2030	AA-	1,425	1,423,361
San Joaquin Hills Trsp Corridor (NPFGC)	5.375%	1/15/2029	AA-	845	845,076
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,442,621
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,712,690
Total					104,230,339

Utilities 10.57%
Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	12,069,420
Arborwood CDD	5.50%	5/1/2036	NR	615	583,371
Brazos River Auth–TXU AMT	5.00%	3/1/2041	CC	6,000	150,000
Brazos River Auth–TXU AMT	6.30%	7/1/2032	CC	2,000	50,000
Central Plains–Goldman Sachs	5.00%	9/1/2032	A-	7,000	7,237,580
Compton Water	6.00%	8/1/2039	NR	3,710	3,755,076
Detroit Water	5.00%	7/1/2036	B1	3,990	3,784,435
Detroit Water	5.25%	7/1/2041	B1	5,000	4,716,500
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,500	2,602,700
IN Muni Pwr	5.25%	1/1/2034	A+	2,345	2,561,936
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	5,000	2,721,400
Jefferson Co Sewer	6.00%	10/1/2042	BBB-	5,000	5,062,850
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	7,000	7,253,190

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	$5,000		$2,936,100
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000		5,030,400
LA PFA–Cleco Pwr	4.25%	12/1/2038	BBB+	5,000		4,544,100
Lathrop Fin Auth	5.90%	6/1/2027	NR	2,375		2,379,156
Lathrop Fin Auth	6.00%	6/1/2035	NR	3,255		3,258,515
Long Island Power Auth	5.00%	9/1/2026	A-	3,500		3,852,765
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1	3,500		3,918,040
Moraine Ohio Solid Waste Disp AMT(e)	6.75%	7/1/2014	NR	525		53
MSR Energy Auth–Citi	6.50%	11/1/2039	A-	5,850		7,386,853
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	340		320,583
NYC Muni Water(b)	5.00%	6/15/2029	AA+	11,000		12,195,920
NYC Muni Water(b)	5.125%	6/15/2030	AA+	1,000		1,108,720
Padre Dam Municipal Water Authority	5.25%	10/1/2034	AA	5,600		5,945,072
Pima Co IDA–Global Water AMT	5.60%	12/1/2022	NR	2,000		2,064,500
Pima Co IDA–Global Water AMT	5.75%	12/1/2032	NR	5,000		5,004,450
PR Aqueduct & Swr Auth	5.00%	7/1/2033	BB+	3,600		2,415,888
PR Aqueduct & Swr Auth	5.125%	7/1/2037	BB+	1,650		1,120,235
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB+	17,365		11,623,263
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	10,865		7,898,746
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB+	2,075		1,523,839
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	1,500		944,490
PR Elec Pwr Auth	5.25%	7/1/2040	BBB	3,100		1,860,031
PR Elec Pwr Auth	6.75%	7/1/2036	BBB	2,585		1,800,685
Sabine River Auth–TXU AMT	6.45%	6/1/2021	CC	2,000		50,000
San Antonio Elec & Gas(b)	5.25%	2/1/2029	Aa1	19,375		21,762,369
San Antonio Elec & Gas(b)	5.25%	2/1/2031	Aa1	6,270		7,042,583
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2029	A3	5,000		5,130,900
TX Muni Gas Acq & Supply–ML	6.25%	12/15/2026	A-	7,500		8,959,875
Western Genr Agy–Wauna Cogen AMT	5.00%	1/1/2016	NR	1,500		1,501,875
Total						186,128,464
Total Municipal Bonds (cost $1,855,366,034)						1,762,755,090

				Shares (000)
SHORT-TERM INVESTMENTS 0.55%

Money Market Mutual Fund 0.00%
Dreyfus Municipal Cash Management Plus (cost $797)				—	(i)	797

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.55%

Corporate-Backed 0.11%
Port Arthur Nav Dist–Motiva	0.24%	4/1/2014	11/1/2040	A2	$2,000	$2,000,000

General Obligation 0.30%
NYC GO	0.33%	4/1/2014	4/1/2035	AA	5,250	5,250,000

Lease Obligations 0.14%
Pima Co IDA–Clark Co Detention†	0.42%	4/3/2014	9/1/2033	AA-	2,500	2,500,000
Total Variable Rate Demand Notes (cost $9,750,000)						9,750,000
Total Short-Term Investments (cost $9,750,797)						9,750,797
Total Investments in Securities 100.64% (cost $1,865,116,831)						1,772,505,887
Liabilities in Excess of Cash and Other Assets(h) (0.64%)						(11,302,307)
Net Assets 100.00%						$1,761,203,580

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2014	55	Short	$(6,792,500)	$56,194

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	June 2014	200	Short	$(26,643,750)	$(102,961)

Note: See Footnotes to Schedules of Investments on page 103 of this report.

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,167,544,497	$—		$1,167,544,497
Corporate-Backed	—	212,696,877	3,132,864	(4)	215,829,741
Other Revenue	—	193,251,591	797	(4)	193,252,388
Utilities	—	186,128,411	53	(4)	186,128,464
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	9,750,000	—		9,750,000
Total	$797	$1,769,371,376	$3,133,714		$1,772,505,887

Liabilities
Trust Certificates	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)

Other Financial Instruments
Futures Contracts
Assets	$56,194	$—	$—		$56,194
Liabilities	(102,961)	—	—		(102,961)
Total	$(46,767)	$—	$—		$(46,767)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended March 31, 2014.
(4)	Municipal Bond categorized as Level 3 investment includes DFW Arpt–American Airlines/Escrow, MI St Strategic Fd, Moraine Ohio Solid Waste Disp AMT and Ohio St Pollution Ctl Rev.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$850
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	3,132,864
Sales	—
Net transfers in or out of Level 3	—
Balance as of March 31, 2014	$3,133,714

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.08%

Corporate-Backed 0.63%
CA Co Tobacco Sec–Sonoma Co	5.125%	6/1/2038	B-	$500	$391,430
CA Poll Control–Poseidon Res AMT†	5.00%	11/21/2045	Baa3	1,000	949,750
Total					1,341,180

Education 7.83%
CA Ed Facs–Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	937,830
CA Ed Facs–Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,213,144
CA Fin Auth–Biola Univ	5.00%	10/1/2029	Baa1	330	344,190
CA Fin Auth–Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,180,654
CA Fin Auth–Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,373,400
CA Fin Auth–Univ of San Diego	5.00%	10/1/2029	A1	2,225	2,422,335
CA Infra & Econ Dev–Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,071,720
CA Pub Wks–UC Irvine	5.00%	6/1/2027	Aaa	1,250	1,511,162
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,352,200
CA Stwde–Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,729,980
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,426,705
Total					16,563,333

General Obligation 21.87%
CA State GO	5.00%	9/1/2021	A1	1,000	1,178,520
CA State GO	5.00%	9/1/2029	A1	485	533,112
CA State GO	5.00%	2/1/2032	A1	2,000	2,166,720
CA State GO	5.00%	2/1/2033	A1	1,000	1,079,140
CA State GO	5.00%	11/1/2043	A1	1,000	1,069,030
CA State GO	5.25%	10/1/2029	A1	1,500	1,669,785
CA State GO	5.25%	10/1/2032	A1	4,000	4,430,160
CA State GO	5.25%	4/1/2035	A1	3,000	3,301,830
CA State GO	5.50%	3/1/2040	A1	2,000	2,216,360
CA State GO	6.50%	4/1/2033	A1	3,500	4,273,010
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,187,690
Colton Jt USD (AGM)	5.00%	8/1/2027	AA	1,000	1,120,990
Grossmont UHSD	5.00%	8/1/2043	AA-	1,250	1,324,462
Guam GO	7.00%	11/15/2039	BB-	390	413,275
Kern HSD	5.00%	8/1/2021	Aa2	1,000	1,165,680
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,485,125
Los Angeles USD (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,184,100

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Montebello USD (AGM)	5.00%	8/1/2028	AA		$1,335	$1,436,941
Mount Diablo USD	5.00%	8/1/2025	Aa3		1,000	1,141,620
Oakland USD	6.125%	8/1/2029	NR		1,000	1,123,940
Piedmont USD	5.00%	8/1/2033	AA		1,070	1,141,979
Piedmont USD	5.00%	8/1/2034	AA		1,200	1,277,136
PR Comwlth GO	5.50%	7/1/2031	BB+		3,000	2,302,170
San Diego USD	Zero Coupon	7/1/2044	AA-		2,000	438,640
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,308,520
Stockton USD (AGM)	5.00%	7/1/2025	AA		1,060	1,177,777
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,266,860
Yosemite Cmnty Clg	Zero Coupon	8/1/2042	Aa2		2,000	859,760
Total						46,274,332

Health Care 12.06%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,077,108
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	984,360
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA-		100	115,745
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA-		1,000	1,047,780
CA Hlth–Catholic Hlthcare W	5.50%	7/1/2025	A		1,250	1,407,050
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,025,990
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,119,040
CA Hlth–Providence Hlth	6.25%	10/1/2024	AA		1,025	1,191,235
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,191,020
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,274,080
CA Stwde–Episcopal Cmntys	5.00%	5/15/2020	A-	(a)	605	681,865
CA Stwde–Episcopal Cmntys	5.00%	5/15/2021	A-	(a)	505	566,524
CA Stwde–Episcopal Cmntys	5.00%	5/15/2024	A-	(a)	300	322,758
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		500	526,385
CA Stwde–So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,129,140
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		500	490,630
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Ba1		520	549,318
PR Indl Tourist–Hsp Auxilio Mutuo	6.00%	7/1/2033	A-		1,000	978,690
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,372,200
Turlock Hlth–Emanuel Med Ctr COP	5.50%	10/15/2037	BB+		1,000	1,070,380
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	A		2,000	2,262,020
Whittier Hlth Fac–Presbyterian
Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,122,530
Total						25,505,848

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.21%
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2038	Baa2		$1,000	$1,000,940
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,551,855
Total						2,552,795

Lease Obligations 7.85%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A2		1,000	1,088,070
CA Pub Wks–State Prisons	5.75%	10/1/2031	A2		2,000	2,310,080
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A2		1,000	1,047,620
CA Pub Wks–Various Cap Proj	5.375%	11/1/2022	A2		1,000	1,161,230
CA Pub Wks–Various Cap Proj	6.375%	11/1/2034	A2		2,000	2,355,500
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BB+		1,000	830,210
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-		1,220	1,296,933
San Jose Fing Auth–Civic Ctr	5.00%	6/1/2027	AA		1,000	1,124,160
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,350,730
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA		2,295	2,032,177
Total						16,596,710

Other Revenue 3.68%
CA Fin Auth–Amern Heritage Fndtn	5.25%	6/1/2036	BB-		1,000	809,120
CA Fin Auth–High Tech†	6.00%	7/1/2028	BB	(a)	850	850,535
CA Fin Auth–OCEAA	6.75%	10/1/2028	NR		1,445	1,398,399
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,104,920
CA Stwde–Huntington Pk	5.15%	7/1/2030	NR		500	433,295
CA Stwde–Huntington Pk	5.25%	7/1/2042	NR		775	640,018
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,553,910
Total						7,790,197

Special Tax 7.11%
Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	384,962
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,462,379
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	657,741
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,091,540
Norco Redev Agy–Proj #1	6.00%	3/1/2036	A		1,120	1,195,522
Poway USD PFA	5.00%	9/15/2024	BBB		280	307,160
Riverside Co Redev Agy–Tax Alloc	6.00%	10/1/2037	BBB		2,000	2,014,940
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A-		1,000	1,135,780
San Francisco Redev–Mission Bay North	6.75%	8/1/2033	A-		500	584,010
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-		1,000	1,157,000

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
San Francisco Redev–Mission Bay South	6.625%		8/1/2039	BBB+		$1,500	$1,619,910
San Mateo CFD–Bay Meadows	5.50%		9/1/2044	NR		500	503,655
Santa Cruz Redev Agy–Live Oak	6.625%		9/1/2029	A		500	562,495
Santa Cruz Redev Agy–Live Oak	7.00%		9/1/2036	A		500	568,925
Union City Redev Agy–Tax Alloc	6.875%		12/1/2033	A		1,500	1,798,470
Total							15,044,489

Tax Revenue 3.47%
Guam Ltd Oblig–Section 30 Landfill	5.75%		12/1/2034	BBB+		1,030	1,064,526
PR Corp Sales Tax	5.25%		8/1/2041	A+		1,000	740,000
San Diego Co Regl Trsp Commn	5.00%		4/1/2025	AAA		1,895	2,212,450
San Joaquin Co Trsp Auth	5.75%		3/1/2028	AA		450	521,838
San Jose Spl Tax–Conv Ctr	6.125%		5/1/2031	A2		1,000	1,133,780
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2029	AA		1,500	1,672,920
Total							7,345,514

Tobacco 6.73%
CA Co Tobacco Sec–LA Co	5.45%		6/1/2028	B2		1,000	961,760
Golden St Tobacco	4.50%		6/1/2027	B		875	758,100
Golden St Tobacco	5.00%		6/1/2033	B-		1,070	834,675
Golden St Tobacco	5.00%		6/1/2045	A2		1,500	1,500,405
Golden St Tobacco	5.125%		6/1/2047	B-		2,520	1,865,556
Golden St Tobacco	5.75%		6/1/2047	B-		1,000	809,340
Golden St Tobacco (FGIC)	5.00%		6/1/2035	A2		4,305	4,358,985
Inland Empire Tobacco	4.625%		6/1/2021	B	(a)	745	697,558
Inland Empire Tobacco	5.00%		6/1/2021	B	(a)	825	792,775
Sthrn CA Tobacco	5.00%		6/1/2037	BB+		2,175	1,663,353
Total							14,242,507

Transportation 9.27%
Alameda Corridor Trsp Auth	5.00%		10/1/2021	A-		800	935,912
Bay Area Toll Auth	0.76%	#	4/1/2047	AA		1,000	1,006,180
Bay Area Toll Auth	5.00%		10/1/2033	A+		2,905	3,105,677
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-		1,500	1,575,420
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-		2,500	2,651,625
Los Angeles Dept Arpts–LAX	5.00%		5/15/2035	AA		2,000	2,139,940
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2021	AA		1,325	1,523,856
Port Oakland AMT	5.125%		5/1/2031	A+		1,250	1,316,213

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2014

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
San Diego Arpt AMT	5.00%		7/1/2022	A+	$855	$985,789
San Francisco Arpt	4.00%		5/1/2023	A+	1,010	1,117,636
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,540,167
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,712,670
Total						19,611,085

Utilities 17.37%
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,097,220
Burbank Water & Pwr Elec	5.00%		6/1/2023	AA-	1,000	1,134,570
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2026	AAA	2,000	2,231,580
Chino Basin Desalter Auth (AG)	5.00%		6/1/2027	AA	2,000	2,172,440
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,097,340
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA-	1,250	1,419,950
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	829,943
Guam Waterworks Auth	5.50%		7/1/2043	A-	500	520,540
Lathrop Fin Auth	6.00%		6/1/2035	NR	1,135	1,136,226
Long Beach Nat Gas–ML	1.588%	#	11/15/2026	A-	1,000	822,210
Long Beach Nat Gas–ML	5.25%		11/15/2020	A-	1,505	1,672,446
Los Angeles DEWAP–Pwr Sys	5.00%		7/1/2026	AA-	2,000	2,313,880
MSR Energy Auth–Citi	7.00%		11/1/2034	A-	1,000	1,317,030
Northern CA Pwr–Geothermal #3	5.50%		7/1/2022	A1	1,985	2,335,690
Northern CA Pwr–Hydroelec #1 (AG)	5.00%		7/1/2024	AA	885	1,011,891
PR Aqueduct & Swr Auth	5.75%		7/1/2037	BB+	2,100	1,526,679
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,083,070
Rowland Water Dist COP	6.50%		12/1/2035	AA-	1,500	1,718,280
Sacramento Co Santn Dist (NPFGC)	5.25%		12/1/2023	AA	1,500	1,827,585
Sacramento MUD	5.00%		8/15/2026	AA-	1,500	1,731,420
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	A	2,000	2,222,580
Santa Rosa Wastewtr	5.00%		9/1/2025	AA-	1,000	1,150,080
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA-	1,000	1,092,990
Southern CA Pub Pwr Auth–Nat Gas	5.00%		11/1/2033	A-	2,000	2,121,100
Southern CA Pub Pwr Auth–So Transmn	5.00%		7/1/2020	AA-	1,000	1,152,740
Total						36,739,480
Total Municipal Bonds (cost $199,045,814)						209,607,470

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2014

Investments	Shares (000)		Fair Value
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus General CA Municipal (cost $26)	—	(i)	$26
Total Investments in Securities 99.08% (cost $199,045,840)			209,607,496
Cash and Other Assets in Excess of Liabilities(h) 0.92%			1,948,020
Net Assets 100.00%			$211,555,516

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	June 2014	18	Short	$(2,397,938)	$(6,890)

Note: See Footnotes to Schedules of Investments on page 103 of this report.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$209,607,470	$—	$209,607,470
Money Market Mutual Fund	26	—	—	26
Total	$26	$209,607,470	$—	$209,607,496

Liabilities
Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(6,890)	—	—	(6,890)
Total	$(6,890)	$—	$—	$(6,890)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.63%

Corporate-Backed 3.97%
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	B	$2,000	$1,999,880
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	B	320	320,026
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	B	350	349,723
NJ EDA–Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,084,924
Total					3,754,553

Education 13.30%
NJ Ed Fac–Clg of NJ	5.00%	7/1/2038	A	500	531,140
NJ Ed Facs–Kean Univ	5.25%	9/1/2029	A2	500	542,265
NJ Ed Facs–Montclair State Univ(c)	5.00%	7/1/2034	A1	1,000	1,099,210
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	1,000	1,217,610
NJ Ed Facs–Rowan Univ	5.00%	7/1/2022	A+	425	487,407
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,067,020
NJ Ed Facs–Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,814,339
NJ EDA–Rutgers State Univ	5.00%	6/15/2038	AA-	500	545,785
NJ Higher Ed Assistance Auth	5.00%	12/1/2021	AA	1,000	1,102,820
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,268,613
NJ Inst of Tech	5.00%	7/1/2032	A+	500	539,160
Rutgers State Univ	5.00%	5/1/2031	AA-	1,250	1,354,650
Total					12,570,019

General Obligation 8.75%
Atlantic City Brd Ed (AGM)	5.00%	4/1/2022	AA	1,000	1,135,470
Guam GO	7.00%	11/15/2039	BB-	140	148,355
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,049,595
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	953,677
New Brunswick GO	5.00%	10/1/2023	AA-	1,000	1,111,610
PR Comwlth GO	5.375%	7/1/2030	BB+	1,000	774,080
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,115
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,018,720
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA+	1,020	1,072,346
Total					8,268,968

Health Care 15.29%
NJ EDA–Seashore Gardens	5.375%	11/1/2036	NR	1,000	781,880
NJ Hlth–AHS Hsp Corp	6.00%	7/1/2037	A+	650	740,656
NJ Hlth–Barnabas Hlth	5.00%	7/1/2023	BBB+	1,605	1,790,650

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth–Barnabas Hlth	5.625%	7/1/2032	BBB+	$925	$989,241
NJ Hlth–Barnabas Hlth	5.625%	7/1/2037	BBB+	875	921,944
NJ Hlth–Catholic Hlth E	4.75%	11/15/2029	Aa2	625	647,944
NJ Hlth–Chilton Mem Hsp	5.75%	7/1/2039	Baa2	1,510	1,835,873
NJ Hlth–Kennedy Hlth Sys	5.00%	7/1/2042	A3	500	510,460
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A	500	551,530
NJ Hlth–St Josephs Hlth	6.625%	7/1/2038	BBB-	1,000	1,023,740
NJ Hlth–St Lukes Warren Hsp	5.00%	8/15/2031	A3	1,000	1,065,360
NJ Hlth–Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,166,920
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2025	AA+	415	416,573
PR Indl Tourist–Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,003,800
Total					14,446,571

Housing 1.11%
NJ EDA–Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,048,530

Lease Obligations 21.81%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa1	1,250	1,343,850
Newark Hsg–Police Fac (AG)	6.75%	12/1/2038	A3	750	876,247
NJ EDA–Goethals Brdg	5.375%	1/1/2043	BBB-	1,000	1,029,340
NJ EDA–Sch Facs	5.00%	3/1/2022	A+	1,000	1,149,770
NJ EDA–Sch Facs	5.00%	9/1/2033	A+	1,020	1,085,005
NJ EDA–Sch Facs	5.00%	3/1/2035	A+	1,000	1,060,520
NJ EDA–Sch Facs	5.25%	9/1/2026	A+	755	846,778
NJ EDA–Sch Facs	5.50%	12/15/2029	A+	1,275	1,406,682
NJ EDA–Seeing Eye	5.00%	6/1/2032	A	1,000	1,042,800
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2028	A+	1,700	1,847,033
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	A+	1,425	1,619,826
NJ State COP–Equip Lease COP	5.25%	6/15/2029	A+	1,000	1,092,930
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A+	2,000	835,900
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A+	2,000	524,860
NJ Trans Trust Fund	5.00%	6/15/2022	A+	1,000	1,156,190
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A+	1,000	1,176,150
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,094,490
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR	1,000	599,220
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BB+	1,000	830,210
Total					20,617,801

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Other Revenue 1.24%
Guam Privilege Tax	5.25%	1/1/2036	A	$1,000	$1,035,940
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR	1,300	130,000
Total					1,165,940

Special Tax 0.82%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	778,255

Tax Revenue 7.23%
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	2,055	2,571,812
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+	375	387,570
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	500	504,805
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,093,390
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	145	156,622
PR Corp Sales Tax	5.00%	8/1/2035	A+	1,000	748,750
PR Corp Sales Tax	5.25%	8/1/2027	A+	1,020	849,721
Virgin Islands PFA–Matching Fund	5.25%	10/1/2029	Baa2	500	521,485
Total					6,834,155

Tobacco 5.95%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,628,573
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BB	1,000	963,550
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	B+	735	642,802
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	B2	3,155	2,391,143
Total					5,626,068

Transportation 13.60%
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,066,270
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,040	1,147,193
Delaware River Port Auth	5.00%	1/1/2034	A	505	546,662
Hudson Co Impt–Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA	1,000	1,069,060
NJ Tpk Auth	5.00%	1/1/2028	A+	1,000	1,116,090
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	1,000	1,170,480
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,000	2,350,440
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,037,850
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,000	1,152,340
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,005	1,098,304
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,103,170
Total					12,857,859

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Utilities 5.56%
Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	$1,000	$1,104,330
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	942,890
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,495	1,770,813
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	378,278
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,060,420
Total					5,256,731
Total Municipal Bonds (cost $91,986,021)					93,225,450

	Shares
	(000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NJ Municipal Cash Management (cost $5)	—(i)	5
Total Investments in Securities 98.63% (cost $91,986,026)		93,225,455
Cash and Other Assets in Excess of Liabilities(h) 1.37%		1,293,875
Net Assets 100.00%		$94,519,330

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	June 2014	9	Short	$(1,198,969)	$(5,851)

Note: See Footnotes to Schedules of Investments on page 103 of this report.

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$93,225,450	$—	$93,225,450
Money Market Mutual Fund	5	—	—	5
Total	$5	$93,225,450	$—	$93,225,455

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(5,851)	—	—	(5,851)
Total	$(5,851)	$—	$—	$(5,851)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2014

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.65%

Corporate-Backed 8.03%
Broome Co IDA–University Plaza (ACA)	5.10%	8/1/2036	NR	$500	$480,635
Broome Co IDA–University Plaza (ACA)	5.20%	8/1/2030	NR	750	742,620
Broome Co IDA–University Plaza (ACA)	5.20%	8/1/2036	NR	1,000	977,960
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A-	1,750	1,924,492
Niagara Area Dev Corp–Covanta	4.00%	11/1/2024	Ba2	500	486,100
Niagara Area Dev Corp–Covanta AMT	5.25%	11/1/2042	Ba2	500	489,260
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	2,000	2,143,460
NY Liberty Dev Corp–B of A Tower	5.625%	7/15/2047	AA	1,600	1,726,096
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,435	1,511,787
NYC IDA–British Airways AMT	5.25%	12/1/2032	BB	2,265	2,171,478
NYC IDA–InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,320,628
NYC IDA–Jetblue AMT	5.125%	5/15/2030	B	2,350	2,246,788
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB-	1,750	1,781,815
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	1,160	1,153,075
Syracuse IDA–Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	5,027,600
Total					24,183,794

Education 12.86%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,550,542
Cattaraugus Co IDA–St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	511,260
Cattaraugus Co IDA–St Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	1,083,170
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	1,000	1,011,770
Monroe Co IDC–Univ of Rochester	5.00%	7/1/2036	AA-	3,500	3,759,000
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2035	BBB+	500	509,965
Niagara Area Dev Corp–Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,207,884
NY Dorm–Brooklyn Law School	5.00%	7/1/2024	BBB+	1,000	1,090,110
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1	1,250	1,340,513
NY Dorm–Fordham University	5.25%	7/1/2031	A	2,275	2,492,626
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,043,190
NY Dorm–NYU	5.25%	7/1/2034	AA-	5,500	6,132,885
NY Dorm–Pace Univ	5.00%	5/1/2023	BB+	500	533,025
NY Dorm–Rockefeller Univ	5.00%	7/1/2038	AA+	1,405	1,539,964
NY Dorm–SUNY	5.00%	7/1/2035	Aa2	1,750	1,879,500
NY Dorm–Teachers Clg	5.375%	3/1/2029	A1	1,025	1,096,668
NYC IDA–Polytechnic Univ (ACA)	5.25%	11/1/2037	AA-	4,295	4,656,854
NYC IDA–Vaughn Clg	5.00%	12/1/2031	BB	1,510	1,394,757

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2014

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Education (continued)
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		$1,000	$1,085,710
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2036	AA-		575	613,761
Onondaga Co Cultural–Syracuse Univ	5.00%	12/1/2038	AA-		1,230	1,328,720
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,575	1,767,733
Yonkers IDA–Sarah Lawrence Clg	6.00%	6/1/2029	BBB		1,000	1,085,570
Total						38,715,177

General Obligation 6.30%
Guam GO	7.00%	11/15/2039	BB-		280	296,710
NYC GO	5.00%	8/1/2021	AA		1,070	1,233,742
NYC GO	5.00%	8/1/2022	AA		1,200	1,404,564
NYC GO	5.00%	8/1/2022	AA		2,000	2,340,940
NYC GO	5.00%	8/1/2025	AA		2,500	2,848,150
NYC GO	5.00%	8/1/2026	AA		1,500	1,695,945
NYC GO	5.00%	8/1/2027	AA		1,410	1,582,147
NYC GO	5.00%	10/1/2034	AA		1,500	1,621,710
NYC GO	5.00%	3/1/2036	AA		1,500	1,625,520
NYC GO	5.00%	3/1/2037	AA		1,500	1,616,130
PR Comwlth GO	5.375%	7/1/2030	BB+		3,500	2,709,280
Total						18,974,838

Health Care 9.64%
Albany IDA–St Peters Hsp	5.25%	11/15/2027	A		1,500	1,569,690
Albany IDA–St Peters Hsp	5.50%	11/15/2027	A		1,000	1,054,820
Chautauqua Co–Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,044,470
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,588,633
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	963,070
Madison Co IDA–Oneida Hlth	5.25%	2/1/2027	BBB-		750	751,305
Madison Co IDA–Oneida Hlth	5.50%	2/1/2032	BBB-		750	734,100
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		2,000	2,059,780
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	515,985
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	764,835
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A2		2,000	2,147,140
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,215	1,358,212
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,083,410
NY Dorm–NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,668,195
NY Dorm–Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	2,006,620
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,141,230

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		$1,000	$1,081,650
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,203,415
Onondaga CDC–St Josephs Hsp	5.00%	7/1/2042	BB		1,000	873,180
Suffolk Co EDC–Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,175	1,214,562
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,055	1,018,581
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	927,770
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	952,655
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,278,350
Total						29,001,658

Housing 0.77%
NY Mtg Agy–Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,314,645

Lease Obligations 10.44%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2023	AA-		1,055	1,198,712
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA-		2,575	2,839,993
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA-		1,000	1,095,710
Monroe Co IDA–Rochester Schools	5.00%	5/1/2021	AA-		2,500	2,924,300
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		3,265	2,761,243
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa3		1,560	1,782,753
NY Dorm–NY Downtown Hospital	5.00%	2/15/2022	AA-		1,000	1,134,530
NY Dorm–Oneida	5.25%	8/15/2028	Aa3		3,375	3,725,696
NY Dorm–State Univ–Third Resolution	5.00%	5/15/2026	AA-		2,840	3,202,782
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,073,890
NY UDC–PIT	5.00%	3/15/2035	AAA		1,500	1,633,080
NYC TFA–Bldg Aid	5.00%	7/15/2022	AA-		2,150	2,484,110
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA-		1,500	1,707,900
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA-		1,425	1,599,263
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR		1,000	599,220
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BB+		2,000	1,660,420
Total						31,423,602

Other Revenue 7.71%
Brooklyn Arena LDC–Barclays Ctr	6.25%	7/15/2040	BBB-		3,000	3,223,410
Build NYC Res Corp–YMCA	5.00%	8/1/2042	A-		1,265	1,302,242
NY Dorm–NYSARC Inc	5.125%	7/1/2030	Aa3		2,000	2,147,120
NY Dorm–SUNY	5.00%	7/1/2037	Aa2		1,000	1,073,210
NYC Cultural–Museum Modern Art	5.00%	4/1/2031	AA		4,500	4,969,395

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
NYC Cultural–Whitney Museum	5.00%	7/1/2031	A		$2,000	$2,132,920
NYC Cultural–Wildlife Conservation Society	5.00%	8/1/2033	AA-		2,250	2,447,370
NYS Muni Bd Bk–Lease	5.00%	12/1/2022	AA-		1,520	1,779,373
Utility Debt Sec Auth–LIPA	5.00%	12/15/2041	AAA		2,750	3,013,147
Yonkers EDC–Charter Sch Ed Excellence	6.25%	10/15/2040	BB		1,100	1,121,791
Total						23,209,978

Special Tax 0.68%
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1		2,075	2,049,353

Tax Revenue 13.40%
Guam Ltd Oblig–Section 30 Landfill	5.75%	12/1/2034	BBB+		755	780,307
Hudson Yards	5.75%	2/15/2047	A		2,650	2,914,231
MTA NY–Dedicated Tax	5.00%	11/15/2022	AA		1,010	1,188,346
MTA NY–Dedicated Tax	5.00%	11/15/2034	AA		2,000	2,139,060
NY Dorm–PIT	5.00%	12/15/2025	AAA		2,740	3,147,712
NY Dorm–Sales Tax	5.00%	3/15/2038	AAA		1,000	1,087,140
NY Twy Auth–PIT	5.00%	3/15/2023	AAA		2,025	2,337,721
NY UDC–PIT(b)	5.00%	12/15/2025	AAA		3,290	3,683,205
NY UDC–PIT(b)	5.00%	12/15/2026	AAA		4,790	5,362,477
NY UDC–PIT	5.00%	12/15/2028	AAA		3,500	3,983,840
NY UDC–PIT	5.00%	3/15/2033	AAA		1,000	1,096,660
NYC TFA–Future Tax	4.00%	11/1/2022	AAA		1,000	1,099,730
NYC TFA–Future Tax	5.00%	11/1/2021	AAA		2,000	2,361,340
NYC TFA–Future Tax	5.00%	11/1/2023	AAA		1,000	1,170,030
NYC TFA–Future Tax	5.00%	2/1/2027	AAA		1,500	1,682,925
NYC TFA–Future Tax	5.00%	11/1/2032	AAA		1,800	2,011,374
NYC TFA–Future Tax	5.00%	5/1/2034	AAA		2,500	2,712,950
PR Corp Sales Tax	5.75%	8/1/2037	A+		2,000	1,571,200
Total						40,330,248

Tobacco 3.50%
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,354,571
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,166,217
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,660,943
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	1,947,257
TSASC	5.00%	6/1/2026	B+		2,250	2,037,668
TSASC	5.125%	6/1/2042	B-		3,100	2,370,477
Total						10,537,133

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 15.00%
MTA NY	5.00%	11/15/2023	A+	$2,455	$2,803,291
MTA NY	5.00%	11/15/2023	A+	1,000	1,149,000
MTA NY	5.00%	11/15/2023	A+	1,395	1,577,592
MTA NY	5.00%	11/15/2028	A+	1,000	1,102,110
MTA NY	5.00%	11/15/2031	A+	2,500	2,652,725
MTA NY	5.00%	11/15/2038	A+	2,500	2,648,650
MTA NY	5.25%	11/15/2029	A+	1,000	1,128,740
NY Bridge Auth	4.00%	1/1/2027	AA-	3,250	3,413,312
NY Twy Auth	5.00%	5/1/2019	A-	1,500	1,733,490
NY Twy Auth	5.00%	1/1/2028	A	2,000	2,193,340
NY Twy Auth	5.00%	1/1/2036	A	1,750	1,872,465
NY Twy Auth–Hwy & Brdg	5.00%	4/1/2028	AA	2,000	2,201,480
NYC IDA–Terminal One Group AMT	5.50%	1/1/2021	A3	1,250	1,325,262
NYC IDA–Terminal One Group AMT	5.50%	1/1/2024	A3	2,000	2,119,360
Port Auth NY & NJ	4.00%	12/1/2022	AA-	2,060	2,248,614
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,500	1,639,260
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,112,010
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,400,437
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,626,321
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,304,963
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,689,250
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	2,922,940
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	1,000	1,188,030
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,080,480
Total					45,133,122

Utilities 11.32%
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,109,210
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	1,972,383
Long Island Power Auth	5.50%	4/1/2024	A-	2,215	2,444,120
NY Energy–Brooklyn Union Gas RIBs AMT	6.952%	7/1/2026	A2	8,000	8,026,400
NY Env Facs–Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500	3,679,935
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,237,140
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,362,550
NYC Muni Water	5.00%	6/15/2029	AA+	2,000	2,219,180
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	3,828,185
NYC Muni Water(c)	5.00%	6/15/2035	AA+	1,675	1,833,170
NYC Muni Water	5.00%	6/15/2035	AA+	1,750	1,901,743

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	$2,600		$1,890,174
PR Elec Pwr Auth	5.75%	7/1/2036	BBB	2,500		1,556,775
Total						34,060,965
Total Municipal Bonds (cost $295,721,791)						299,934,513

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)				—	(i)	331
Total Investments in Securities 99.65% (cost $295,722,122)						299,934,844
Cash and Other Assets in Excess of Liabilities(h) 0.35%						1,052,431
Net Assets 100.00%						$300,987,275

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. Long Bond	June 2014	76	Short	$(10,124,625)	$(50,771)

Note: See Footnotes to Schedules of Investments on page 103 of this report.

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$299,934,513	$—	$299,934,513
Money Market Mutual Fund	331	—	—	331
Total	$331	$299,934,513	$—	$299,934,844

Liabilities
Trust Certificates	$—	$(4,030,000)	$—	$(4,030,000)
Total	$—	$(4,030,000)	$—	$(4,030,000)

Other Financial Instruments
Futures Contracts
Assets	$—	$—	—	$—
Liabilities	(50,771)	—	—	(50,771)
Total	$(50,771)	$—	$—	$(50,771)

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

102	See Notes to Financial Statements.

Footnotes to Schedules of Investments
March 31, 2014

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 2014.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2014.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(g)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	103

Statements of Assets and Liabilities (unaudited)

March 31, 2014

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$2,333,193,201	$2,903,892,160	$124,433,738
Investments in securities, at fair value	$2,352,965,006	$2,960,354,199	$125,015,212
Cash	8,347,814	3,945,428	1,590,693
Deposits with brokers for futures collateral	—	—	23,000
Receivables:
Interest	20,916,140	38,700,078	1,862,411
Investment securities sold	1,059,369	37,901,656	264,552
Capital shares sold	8,755,154	13,023,187	1,191,684
From advisor (See Note 3)	106,644	—	31,605
Variation margin	—	—	3,125
Prepaid expenses and other assets	180,776	133,676	35,846
Total assets	2,392,330,903	3,054,058,224	130,018,128
LIABILITIES:
Payables:
Investment securities purchased	7,067,430	24,815,724	2,733,914
Trust certificates (See Note 2(h))	—	3,840,000	—
Capital shares reacquired	17,513,229	8,201,882	174,600
Management fee	802,154	1,004,646	52,874
12b-1 distribution fees	515,292	1,047,724	24,173
Interest expense and fees (See Note 2(h))	—	4,535	—
Directors’ fees	175,189	248,836	8,303
Fund administration	81,034	102,632	4,230
To affiliate (See Note 3)	—	—	—
Distributions payable	2,269,265	7,295,071	387,995
Accrued expenses	241,088	536,816	54,803
Total liabilities	28,664,681	47,097,866	3,440,892
NET ASSETS	$2,363,666,222	$3,006,960,358	$126,577,236
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,349,901,662	$2,949,107,653	$129,280,648
Undistributed (distributions in excess of) net investment income	403,131	5,135,127	240,204
Accumulated net realized loss on investments and futures contracts	(6,410,376)	(3,744,461)	(3,525,792)
Net unrealized appreciation (depreciation) on investments and futures contracts	19,771,805	56,462,039	582,176
Net Assets	$2,363,666,222	$3,006,960,358	$126,577,236

104	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,695,430,884	$1,865,116,831	$199,045,840	$91,986,026	$295,722,122
$1,730,673,092	$1,772,505,887	$209,607,496	$93,225,455	$299,934,844
5,472,261	3,486,220	1,075,310	1,400,122	3,173,546
910,800	541,125	50,600	20,700	174,800

25,898,378	30,109,874	3,215,629	1,372,158	4,145,485
5,465,174	870,612	—	—	—
7,177,636	14,211,018	1,188,201	259,906	885,766
—	—	—	—	—
123,878	159,183	7,395	2,826	23,781
70,898	110,052	32,468	25,661	31,694
1,775,792,117	1,821,993,971	215,177,099	96,306,828	308,369,916

28,919,346	5,881,238	—	1,096,663	1,821,846
62,165,000	41,160,000	1,500,000	—	4,030,000
4,641,601	4,824,839	1,162,381	253,989	268,253
611,070	720,198	80,574	36,270	114,996
563,213	522,443	69,686	26,249	107,192
115,178	55,600	4,091	—	7,014
449,729	192,950	111,144	35,921	105,945
56,860	60,243	7,162	3,224	10,222
—	4,757	—	—	—
5,723,012	6,997,937	616,930	285,954	847,205
299,589	370,186	69,615	49,228	69,968
103,544,598	60,790,391	3,621,583	1,787,498	7,382,641
$1,672,247,519	$1,761,203,580	$211,555,516	$94,519,330	$300,987,275

$1,673,375,796	$2,185,655,559	$212,656,629	$101,554,106	$309,123,349

4,713,053	10,671,986	(111,502)	(138,266)	(597,615)

(40,826,076)	(342,466,254)	(11,544,377)	(8,130,088)	(11,700,410)

34,984,746	(92,657,711)	10,554,766	1,233,578	4,161,951
$1,672,247,519	$1,761,203,580	$211,555,516	$94,519,330	$300,987,275

See Notes to Financial Statements.	105

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2014

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$1,306,829,612	$1,585,847,251	$93,656,361
Class B Shares	—	$4,210,643	—
Class C Shares	$259,068,623	$562,811,268	$18,123,353
Class F Shares	$719,864,048	$799,964,609	$14,685,543
Class I Shares	$77,903,939	$54,111,598	$111,979
Class P Shares	—	$14,989	—
Outstanding shares by class*:
Class A Shares	83,000,064	149,902,530	6,107,648
Class B Shares	—	398,327	—
Class C Shares	16,453,333	53,264,731	1,182,217
Class F Shares	45,717,436	75,627,550	957,718
Class I Shares	4,947,771	5,114,134	7,298
Class P Shares	—	1,417	—
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.74	$10.58	$15.33
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$16.10	$10.82	$15.68
Class B Shares-Net asset value	—	$10.57	—
Class C Shares-Net asset value	$15.75	$10.57	$15.33
Class F Shares-Net asset value	$15.75	$10.58	$15.33
Class I Shares-Net asset value	$15.75	$10.58	$15.34
Class P Shares-Net asset value	—	$10.58	—
*	Lord Abbett Municipal Income Fund, Inc. has 4,400,001,000 authorized shares of capital stock (par value $.001), of which 4,080,001,000 are designated as follows: 900,001,000 to Short Duration, 930,000,000 to Intermediate, 140,000,000 to AMT Free, 465,000,000 to National, 925,000,000 to High Yield and 240,000,000 to each of California, New Jersey and New York.

106	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$1,405,166,261	$1,112,113,613	$157,075,108	$89,676,289	$240,628,035
$4,955,515	—	—	—	—
$166,378,555	$386,715,913	$33,568,236	—	$45,470,818
$95,226,351	$257,253,998	$20,899,243	$4,830,643	$14,277,010
$520,837	$5,107,620	$12,929	$12,398	$611,412
—	$12,436	—	—	—

129,262,501	99,275,245	15,098,544	18,722,273	22,207,472
453,605	—	—	—	—
15,288,114	34,509,785	3,225,462	—	4,202,248
8,766,504	22,946,268	2,008,931	1,008,044	1,316,497
47,918	456,424	1,243	2,586	56,400
—	1,109	—	—	—

$10.87	$11.20	$10.40	$4.79	$10.84

$11.12	$11.46	$10.64	$4.90	$11.09
$10.92	—	—	—	—
$10.88	$11.21	$10.41	—	$10.82
$10.86	$11.21	$10.40	$4.79	$10.84
$10.87	$11.19	$10.40	$4.79	$10.84
—	$11.21	—	—	—

See Notes to Financial Statements.	107

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2014

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$23,103,883	$58,841,795	$2,982,035
Total investment income	23,103,883	58,841,795	2,982,035
Expenses:
Management fee	4,860,896	6,115,020	322,966
12b-1 distribution plan-Class A	1,383,617	1,661,467	94,635
12b-1 distribution plan-Class B	—	21,735	—
12b-1 distribution plan-Class C	1,144,552	2,501,979	81,223
12b-1 distribution plan-Class F	367,557	411,808	8,058
12b-1 distribution plan-Class P	—	33	—
Interest expense and fees (See Note 2(h))	28,486	29,027	—
Shareholder servicing	437,848	873,112	39,599
Professional	28,863	31,259	21,280
Reports to shareholders	42,141	83,150	4,586
Fund administration	491,902	625,675	25,837
Custody	16,718	23,893	3,079
Directors’ fees	57,284	76,145	3,230
Registration	176,155	148,557	35,566
Subsidy (See Note 3)	—	—	—
Other	25,261	36,429	3,738
Gross expenses	9,061,280	12,639,289	643,797
Expense reductions (See Note 8)	(1,099)	(1,396)	(58)
Management fee waived (See Note 3)	(770,703)	(274,020)	(201,449)
Net expenses	8,289,478	12,363,873	442,290
Net investment income	14,814,405	46,477,922	2,539,745
Net realized and unrealized gain (loss):
Net realized loss on investments and futures contracts	(4,939,866)	(1,034,064)	(2,931,914)
Net change in unrealized appreciation/depreciation on investments and futures contracts	12,831,777	44,509,817	5,094,541
Net realized and unrealized gain	7,891,911	43,475,753	2,162,627
Net Increase in Net Assets Resulting From Operations	$22,706,316	$89,953,675	$4,702,372

108	See Notes to Financial Statements.

National	High Yield	California	New Jersey	New York

$42,535,956	$53,397,812	$4,964,257	$2,312,914	$6,684,429
42,535,956	53,397,812	4,964,257	2,312,914	6,684,429

3,593,279	4,087,603	477,070	226,856	688,454
1,400,815	1,046,113	159,011	96,234	245,851
25,826	—	—	—	—
707,849	1,602,593	137,897	—	186,771
48,142	113,609	10,129	2,290	7,433
—	27	—	—	—
185,980	131,752	5,345	—	12,358
470,748	460,616	48,544	37,013	75,243
68,697	943,551	87,733	18,936	20,913
45,709	50,232	6,133	3,329	7,173
334,396	341,181	42,406	20,165	61,196
13,779	13,256	2,883	2,383	3,904
38,847	38,630	4,980	2,605	7,215
69,352	97,340	22,661	18,229	24,185
—	35,137	—	—	—
19,939	19,406	4,351	3,167	5,185
7,023,358	8,981,046	1,009,143	431,207	1,345,881
(749)	(741)	(95)	(44)	(137)
—	—	—	—	—
7,022,609	8,980,305	1,009,048	431,163	1,345,744
35,513,347	44,417,507	3,955,209	1,881,751	5,338,685

(15,089,197)	(2,730,555)	(44,372)	(1,420,308)	(911,082)

55,950,742	44,262,715	6,207,573	3,926,587	7,432,699
40,861,545	41,532,160	6,163,201	2,506,279	6,521,617

$76,374,892	$85,949,667	$10,118,410	$4,388,030	$11,860,302

See Notes to Financial Statements.	109

Statements of Changes in Net Assets

	Short Duration
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013
Operations:
Net investment income	$14,814,405	$33,435,078
Net realized gain (loss) on investments and futures contracts	(4,939,866)	2,054,318
Net change in unrealized appreciation/depreciation on investments and futures contracts	12,831,777	(45,441,251)
Net increase (decrease) in net assets resulting from operations	22,706,316	(9,951,855)
Distributions to shareholders from:
Net investment income
Class A	(8,542,482)	(20,483,348)
Class B	—	—
Class C	(803,357)	(1,979,967)
Class F	(4,891,957)	(10,376,523)
Class I	(494,553)	(444,534)
Class P	—	—
Net realized gain
Class A	(1,091,250)	(704,626)
Class B	—	—
Class C	(210,621)	(136,979)
Class F	(562,838)	(332,734)
Class I	(50,130)	(12,716)
Class P	—	—
Total distributions to shareholders	(16,647,188)	(34,471,427)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	426,163,895	1,470,576,771
Reinvestment of distributions	9,572,372	20,775,673
Cost of shares reacquired	(664,935,183)	(1,397,079,850)
Net increase (decrease) in net assets resulting from capital share transactions	(229,198,916)	94,272,594
Net increase (decrease) in net assets	(223,139,788)	49,849,312
NET ASSETS:
Beginning of period	$2,586,806,010	$2,536,956,698
End of period	$2,363,666,222	$2,586,806,010
Undistributed net investment income	$403,131	$321,075

110	See Notes to Financial Statements.

Intermediate		AMT Free
For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013

$46,477,922	$104,719,180	$2,539,745	$6,584,205
(1,034,064)	20,190,158	(2,931,914)	253,871

44,509,817	(221,927,561)	5,094,541	(17,358,196)

89,953,675	(97,018,223)	4,702,372	(10,520,120)

(25,063,175)	(56,590,879)	(1,872,656)	(4,536,902)
(48,209)	(99,376)	—	—
(6,957,407)	(14,298,868)	(299,273)	(654,598)
(12,827,604)	(30,921,841)	(327,153)	(1,194,378)
(822,775)	(1,287,224)	(2,255)	(123,125)
(204)	(357)	—	—

(11,348,778)	—	—	—
(29,915)	—	—	—
(4,018,661)	—	—	—
(5,568,019)	—	—	—
(336,863)	—	—	—
(101)	—	—	—
(67,021,711)	(103,198,545)	(2,501,337)	(6,509,003)

427,196,508	1,618,626,671	29,015,144	112,053,906
45,580,882	68,989,684	1,970,894	5,043,190
(909,672,269)	(1,881,393,026)	(52,050,242)	(129,656,853)

(436,894,879)	(193,776,671)	(21,064,204)	(12,559,757)
(413,962,915)	(393,993,439)	(18,863,169)	(29,588,880)

$3,420,923,273	$3,814,916,712	$145,440,405	$175,029,285
$3,006,960,358	$3,420,923,273	$126,577,236	$145,440,405
$5,135,127	$4,376,579	$240,204	$201,796

See Notes to Financial Statements.	111

Statements of Changes in Net Assets (continued)

	National
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013
Operations:
Net investment income	$35,513,347	$78,348,809
Net realized gain (loss) on investments and futures contracts	(15,089,197)	20,409,334
Net change in unrealized appreciation/depreciation on investments and futures contracts	55,950,742	(192,053,862)
Net increase (decrease) in net assets resulting from operations	76,374,892	(93,295,719)
Distributions to shareholders from:
Net investment income
Class A	(29,763,200)	(64,586,573)
Class B	(88,976)	(209,346)
Class C	(3,028,891)	(6,892,498)
Class F	(2,084,639)	(5,309,367)
Class I	(13,245)	(24,919)
Class P	—	—
Total distributions to shareholders	(34,978,951)	(77,022,703)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	138,151,990	437,915,576
Reinvestment of distributions	29,152,550	63,013,557
Cost of shares reacquired	(261,639,901)	(646,628,236)
Net increase (decrease) in net assets resulting from capital share transactions	(94,335,361)	(145,699,103)
Net increase (decrease) in net assets	(52,939,420)	(316,017,525)
NET ASSETS:
Beginning of period	$1,725,186,939	$2,041,204,464
End of period	$1,672,247,519	$1,725,186,939
Undistributed (distributions in excess of) net investment income	$4,713,053	$4,178,657

112	See Notes to Financial Statements.

High Yield		California
For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013

$44,417,507	$97,280,183	$3,955,209	$8,907,612
(2,730,555)	(15,394,153)	(44,372)	2,542,351

44,262,715	(164,982,136)	6,207,573	(18,907,848)

85,949,667	(83,096,106)	10,118,410	(7,457,885)

(26,965,191)	(57,944,026)	(3,000,578)	(6,764,904)
—	—	—	—
(8,705,709)	(20,938,392)	(508,316)	(1,116,857)
(5,949,939)	(14,833,632)	(390,519)	(901,582)
(1,296,051)	(122,828)	(248)	(471)
(298)	(567)	—	—
(42,917,188)	(93,839,445)	(3,899,661)	(8,783,814)

441,074,988	806,595,645	13,884,225	62,306,691
34,504,385	74,584,538	3,098,850	6,730,119
(466,886,595)	(967,626,215)	(33,391,617)	(83,245,179)

8,692,778	(86,446,032)	(16,408,542)	(14,208,369)
51,725,257	(263,381,583)	(10,189,793)	(30,450,068)

$1,709,478,323	$1,972,859,906	$221,745,309	$252,195,377
$1,761,203,580	$1,709,478,323	$211,555,516	$221,745,309

$10,671,986	$9,171,667	$(111,502)	$(167,050)

See Notes to Financial Statements.	113

Statements of Changes in Net Assets (concluded)

	New Jersey
DECREASE IN NET ASSETS	For the Six Months Ended March 31, 2014 (unaudited)	For the Year Ended September 30, 2013
Operations:
Net investment income	$1,881,751	$5,122,115
Net realized gain (loss) on investments and futures contracts	(1,420,308)	1,752,734
Net change in unrealized appreciation/depreciation on investments and futures contracts	3,926,587	(14,317,328)
Net increase (decrease) in net assets resulting from operations	4,388,030	(7,442,479)
Distributions to shareholders from:
Net investment income
Class A	(1,779,825)	(4,809,534)
Class C	—	—
Class F	(86,428)	(266,643)
Class I	(236)	(454)
Total distributions to shareholders	(1,866,489)	(5,076,631)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	5,055,903	21,606,051
Reinvestment of distributions	1,382,135	3,290,527
Cost of shares reacquired	(40,956,429)	(29,358,660)
Net decrease in net assets resulting from capital share transactions	(34,518,391)	(4,462,082)
Net decrease in net assets	(31,996,850)	(16,981,192)
NET ASSETS:
Beginning of period	$126,516,180	$143,497,372
End of period	$94,519,330	$126,516,180
Distributions in excess of net investment income	$(138,266)	$(153,528)

114	See Notes to Financial Statements.

New York
For the
Six Months Ended	For the
March 31, 2014	Year Ended
(unaudited)	September 30, 2013

$5,338,685	$12,085,527
(911,082)	2,313,040

7,432,699	(30,186,862)

11,860,302	(15,788,295)

(4,376,366)	(9,962,891)
(642,362)	(1,376,762)
(271,093)	(654,229)
(11,137)	(15,450)
(5,300,958)	(12,009,332)

25,984,398	92,708,180
4,074,472	9,188,316
(60,303,490)	(102,035,821)

(30,244,620)	(139,325)
(23,685,276)	(27,936,952)

$324,672,551	$352,609,503
$300,987,275	$324,672,551
$(597,615)	$(635,342)

See Notes to Financial Statements.	115

Financial Highlights

SHORT DURATION TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2014		Year Ended 9/30								12/12/2008(a) to
	(unaudited)		2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.71		$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.10		.21		.26		.33		.30		.33
Net realized and unrealized gain (loss)	.04		(.25)		.15		.03		.20		.68
Total from investment operations	.14		(.04)		.41		.36		.50		1.01
Distributions to shareholders from:
Net investment income	(.10)		(.21)		(.26)		(.33)		(.30)		(.41)
Net realized gain	(.01)		(.01)		(.01)		—		—		—
Total distributions	(.11)		(.22)		(.27)		(.33)		(.30)		(.41)
Net asset value, end of period	$15.74		$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	.89	%(d)	(.28)%		2.65%		2.30%		3.24%		6.82	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.63%		.61%		.59%		.55%		.44	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)(f)	.62	%(f)	.60	%(f)	.58	%(f)	.55	%(f)	.44	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.70%		.70%		.70%		.70%		.75	%(e)
Net investment income	.62	%(d)	1.32%		1.65%		2.08%		1.91%		2.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,306,830		$1,476,264		$1,511,237		$1,249,341		$1,326,511		$609,072
Portfolio turnover rate	11.98	%(d)	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

116	See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2014		Year Ended 9/30								12/12/2008(a) to
	(unaudited)		2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.71		$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.05		.11		.16		.21		.18		.23
Net realized and unrealized gain (loss)	.05		(.26)		.15		.03		.19		.68
Total from investment operations	.10		(.15)		.31		.24		.37		.91
Distributions to shareholders from:
Net investment income	(.05)		(.10)		(.16)		(.21)		(.17)		(.31)
Net realized gain	(.01)		(.01)		(.01)		—		—		—
Total distributions	(.06)		(.11)		(.17)		(.21)		(.17)		(.31)
Net asset value, end of period	$15.75		$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	.63	%(d)	(.93)%		1.97%		1.56%		2.42%		6.10	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(d)	1.29%		1.27%		1.31%		1.35%		1.23	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.64	%(d)(f)	1.29	%(f)	1.26	%(f)	1.31	%(f)	1.35	%(f)	1.23	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67	%(d)	1.36%		1.36%		1.41%		1.50%		1.51	%(e)
Net investment income	.30	%(d)	.67%		1.00%		1.36%		1.12%		1.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$259,069		$285,611		$298,123		$244,872		$251,390		$128,116
Portfolio turnover rate	11.98	%(d)	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	117

Financial Highlights (continued)

SHORT DURATION TAX FREE FUND

	Class F Shares
	Six Months Ended 3/31/2014		Year Ended 9/30								12/12/2008(a) to
	(unaudited)		2013		2012		2011		2010		9/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$15.71		$15.97		$15.83		$15.80		$15.60		$15.00
Investment operations:
Net investment income(b)	.11		.23		.27		.34		.32		.36
Net realized and unrealized gain (loss)	.04		(.25)		.16		.03		.20		.66
Total from investment operations	.15		(.02)		.43		.37		.52		1.02
Distributions to shareholders from:
Net investment income	(.10)		(.23)		(.28)		(.34)		(.32)		(.42)
Net realized gain	(.01)		(.01)		(.01)		—		—		—
Total distributions	(.11)		(.24)		(.29)		(.34)		(.32)		(.42)
Net asset value, end of period	$15.75		$15.71		$15.97		$15.83		$15.80		$15.60
Total Return(c)	1.00	%(d)	(.18)%		2.75%		2.40%		3.34%		6.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.27	%(d)	.53%		.51%		.49%		.45%		.34	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.27	%(d)(f)	.52	%(f)	.50	%(f)	.48	%(f)	.45	%(f)	.34	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%		.60%		.60%		.61%		.64	%(e)
Net investment income	.67	%(d)	1.42%		1.72%		2.18%		2.02%		2.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$719,864		$757,444		$704,486		$365,694		$284,289		$100,723
Portfolio turnover rate	11.98	%(d)	23.80%		18.11%		52.51%		36.21%		64.00%
(a)	Commencement of operations was 12/12/2008, SEC effective date was 12/10/2008 and date shares became available to the public was 1/2/2009.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

118	See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION TAX FREE FUND

	Class I Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013		2012		2011		2010
Per Share Operating Performance
Net asset value, beginning of period	$15.71		$15.97		$15.83		$15.80		$15.60
Investment operations:
Net investment income(a)	.11		.24		.28		.35		.33
Net realized and unrealized gain (loss)	.05		(.25)		.16		.04		.20
Total from investment operations	.16		(.01)		.44		.39		.53
Distributions to shareholders from:
Net investment income	(.11)		(.24)		(.29)		(.36)		(.33)
Net realized gain	(.01)		(.01)		(.01)		—		—
Total distributions	(.12)		(.25)		(.30)		(.36)		(.33)
Net asset value, end of period	$15.75		$15.71		$15.97		$15.83		$15.80
Total Return(b)	1.05	%(c)	(.08)%		2.83%		2.48%		3.43%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.22	%(c)	.43%		.41%		.39%		.35%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.22	%(c)(d)	.42	%(d)	.40	%(d)	.39	%(d)	.34	%(d)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.25	%(c)	.50%		.50%		.49%		.50%
Net investment income	.71	%(c)	1.50%		1.77%		2.22%		2.11%

Supplemental Data:
Net assets, end of period (000)	$77,904		$67,487		$23,111		$6,330		$2,221
Portfolio turnover rate	11.98	%(c)	23.80%		18.11%		52.51%		36.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	119

Financial Highlights

INTERMEDIATE TAX FREE FUND

	Class A Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.49		$10.99	$10.49	$10.52	$10.28	$9.42
Investment operations:
Net investment income(a)	.16		.29	.33	.39	.39	.38
Net realized and unrealized gain (loss)	.16		(.50)	.50	(.03)	.23	.86
Total from investment operations	.32		(.21)	.83	.36	.62	1.24
Distributions to shareholders from:
Net investment income	(.16)		(.29)	(.33)	(.39)	(.38)	(.38)
Net realized gain	(.07)		—	—	—	—	—
Total distributions	(.23)		(.29)	(.33)	(.39)	(.38)	(.38)
Net asset value, end of period	$10.58		$10.49	$10.99	$10.49	$10.52	$10.28
Total Return(b)	3.10	%(c)	(1.99)%	8.04%	3.55%	6.22%	13.50%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(c)	.69%	.67%	.65%	.63%	.44%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.35	%(c)	.68%	.66%	.64%	.63%	.44%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.36	%(c)	.70%	.70%	.72%	.71%	.72%
Net investment income	1.53	%(c)	2.67%	3.10%	3.82%	3.76%	3.89%

Supplemental Data:
Net assets, end of period (000)	$1,585,847		$1,829,614	$2,064,377	$1,385,337	$1,320,285	$798,344
Portfolio turnover rate	7.64	%(c)	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

120	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class B Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.48		$10.98	$10.48	$10.51	$10.27	$9.41
Investment operations:
Net investment income(a)	.12		.20	.25	.31	.31	.30
Net realized and unrealized gain (loss)	.16		(.50)	.50	(.04)	.23	.87
Total from investment operations	.28		(.30)	.75	.27	.54	1.17
Distributions to shareholders from:
Net investment income	(.12)		(.20)	(.25)	(.30)	(.30)	(.31)
Net realized gain	(.07)		—	—	—	—	—
Total distributions	(.19)		(.20)	(.25)	(.30)	(.30)	(.31)
Net asset value, end of period	$10.57		$10.48	$10.98	$10.48	$10.51	$10.27
Total Return(b)	2.69	%(c)	(2.78)%	7.19%	2.73%	5.38%	12.65%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(c)	1.49%	1.47%	1.45%	1.43%	1.24%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.75	%(c)	1.48%	1.46%	1.44%	1.43%	1.23%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.50%	1.50%	1.52%	1.51%	1.52%
Net investment income	1.13	%(c)	1.88%	2.34%	3.03%	2.98%	3.10%

Supplemental Data:
Net assets, end of period (000)	$4,211		$4,587	$5,933	$6,526	$7,725	$6,315
Portfolio turnover rate	7.64	%(c)	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	121

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class C Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.48		$10.98	$10.48	$10.51	$10.27	$9.41
Investment operations:
Net investment income(a)	.13		.22	.26	.32	.31	.31
Net realized and unrealized gain (loss)	.15		(.51)	.50	(.04)	.24	.87
Total from investment operations	.28		(.29)	.76	.28	.55	1.18
Distributions to shareholders from:
Net investment income	(.12)		(.21)	(.26)	(.31)	(.31)	(.32)
Net realized gain	(.07)		—	—	—	—	—
Total distributions	(.19)		(.21)	(.26)	(.31)	(.31)	(.32)
Net asset value, end of period	$10.57		$10.48	$10.98	$10.48	$10.51	$10.27
Total Return(b)	2.76	%(c)	(2.66)%	7.32%	2.81%	5.44%	12.76%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(c)	1.36%	1.34%	1.37%	1.37%	1.10%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.67	%(c)	1.36%	1.34%	1.36%	1.37%	1.09%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(c)	1.38%	1.38%	1.43%	1.46%	1.47%
Net investment income	1.21	%(c)	2.00%	2.42%	3.10%	3.01%	3.22%

Supplemental Data:
Net assets, end of period (000)	$562,811		$634,305	$699,128	$453,450	$391,138	$180,270
Portfolio turnover rate	7.64	%(c)	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

122	See Notes to Financial Statements.

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.49		$10.99	$10.49	$10.52	$10.28	$9.42
Investment operations:
Net investment income(a)	.17		.30	.34	.40	.40	.38
Net realized and unrealized gain (loss)	.15		(.50)	.50	(.03)	.23	.87
Total from investment operations	.32		(.20)	.84	.37	.63	1.25
Distributions to shareholders from:
Net investment income	(.16)		(.30)	(.34)	(.40)	(.39)	(.39)
Net realized gain	(.07)		—	—	—	—	—
Total distributions	(.23)		(.30)	(.34)	(.40)	(.39)	(.39)
Net asset value, end of period	$10.58		$10.49	$10.99	$10.49	$10.52	$10.28
Total Return(b)	3.15	%(c)	(1.89)%	8.15%	3.66%	6.33%	13.61%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(c)	.59%	.57%	.55%	.53%	.40%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.30	%(c)	.58%	.56%	.54%	.53%	.39%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.60%	.61%	.62%	.61%	.64%
Net investment income	1.58	%(c)	2.77%	3.19%	3.92%	3.86%	3.90%

Supplemental Data:
Net assets, end of period (000)	$799,965		$899,590	$1,007,950	$547,652	$307,256	$103,873
Portfolio turnover rate	7.64	%(c)	30.59%	21.39%	38.81%	30.23%	15.70%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	123

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

	Class I Shares
	Six Months
	Ended				1/31/2011(a)
	3/31/2014		Year Ended 9/30		to
	(unaudited)		2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.49		$11.00	$10.50	$9.96
Investment operations:
Net investment income(b)					—	(c)
Net realized and unrealized loss					(.01)
Total from investment operations					(.01)
Net asset value on SEC Effective Date, 2/1/2011					$9.95
Investment operations:
Net investment income(b)	.17		.31	.34	.27
Net realized and unrealized gain (loss)	.16		(.51)	.51	.55	(d)
Total from investment operations	.33		(.20)	.85	.82
Distributions to shareholders from:
Net investment income	(.17)		(.31)	(.35)	(.27)
Net realized gain	(.07)		—	—	—
Total distributions	(.24)		(.31)	(.35)	(.27)
Net asset value, end of period	$10.58		$10.49	$11.00	$10.50
Total Return(e)					8.26	%(f)(g)
Total Return(e)	3.20	%(f)	(1.89)%	8.22%	8.35	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(f)	.49%	.47%	.45	%(i)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(j)	.25	%(f)	.48%	.46%	.44	%(i)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.26	%(f)	.50%	.51%	.54	%(i)
Net investment income	1.63	%(f)	2.87%	3.17%	3.81	%(i)

Supplemental Data:
Net assets, end of period (000)	$54,112		$52,814	$37,514	$2,572
Portfolio turnover rate	7.64	%(f)	30.59%	21.39%	38.81%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Annualized.
(j)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

124	See Notes to Financial Statements.

Financial Highlights (concluded)

INTERMEDIATE TAX FREE FUND

	Class P Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.49		$11.00	$10.50	$10.52	$10.28	$9.42
Investment operations:
Net investment income(a)	.15		.27	.31	.37	.36	.36
Net realized and unrealized gain (loss)	.16		(.52)	.50	(.03)	.24	.86
Total from investment operations	.31		(.25)	.81	.34	.60	1.22
Distributions to shareholders from:
Net investment income	(.15)		(.26)	(.31)	(.36)	(.36)	(.36)
Net realized gain	(.07)		—	—	—	—	—
Total distributions	(.22)		(.26)	(.31)	(.36)	(.36)	(.36)
Net asset value, end of period	$10.58		$10.49	$11.00	$10.50	$10.52	$10.28
Total Return(b)	2.97	%(c)	(2.32)%	7.79%	3.41%	5.99%	13.27%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.92%	.90%	.89%	.86%	.65%
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed(d)	.47	%(c)	.92%	.90%	.88%	.86%	.64%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.48	%(c)	.94%	.94%	.96%	.94%	.96%
Net investment income	1.41	%(c)	2.44%	2.90%	3.60%	3.56%	3.73%

Supplemental Data:
Net assets, end of period (000)	$15		$15	$15	$14	$13	$13
Portfolio turnover rate	7.64	%(c)	30.59%	21.39%	38.81%	30.23%	15.70%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	125

Financial Highlights

AMT FREE MUNICIPAL BOND FUND

	Class A Shares
	Six Months
	Ended					10/26/2010(a)
	3/31/2014		Year Ended 9/30			to
	(unaudited)		2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.03		$16.38	$15.08		$15.00
Investment operations:
Net investment income(b)	.30		.58	.65		.65
Net realized and unrealized gain (loss)	.30		(1.35)	1.30		.05
Total from investment operations	.60		(.77)	1.95		.70
Distributions to shareholders from:
Net investment income	(.30)		(.58)	(.65)		(.62)
Net asset value, end of period	$15.33		$15.03	$16.38		$15.08
Total Return(c)	4.02	%(d)	(4.88)%	13.16%		4.90	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.58%	.55%		.50	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.58%	.53	%(f)	.50	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(d)	.87%	.91%		1.13	%(e)
Net investment income	2.00	%(d)	3.62%	4.12%		4.81	%(e)

Supplemental Data:
Net assets, end of period (000)	$93,656		$106,852	$115,862		$62,280
Portfolio turnover rate	24.88	%(d)	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

126	See Notes to Financial Statements.

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class C Shares
	Six Months
	Ended					10/26/2010(a)
	3/31/2014		Year Ended 9/30			to
	(unaudited)		2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.03		$16.38	$15.07		$15.00
Investment operations:
Net investment income(b)	.25		.46	.51		.54
Net realized and unrealized gain (loss)	.30		(1.35)	1.32		.04
Total from investment operations	.55		(.89)	1.83		.58
Distributions to shareholders from:
Net investment income	(.25)		(.46)	(.52)		(.51)
Net asset value, end of period	$15.33		$15.03	$16.38		$15.07
Total Return(c)	3.67	%(d)	(5.53)%	12.29%		4.03	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(d)	1.33%	1.32%		1.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.64	%(d)	1.33%	1.30	%(f)	1.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80	%(d)	1.62%	1.66%		1.84	%(e)
Net investment income	1.66	%(d)	2.87%	3.22%		3.97	%(e)

Supplemental Data:
Net assets, end of period (000)	$18,123		$19,779	$18,242		$2,532
Portfolio turnover rate	24.88	%(d)	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	127

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

	Class F Shares
	Six Months
	Ended					10/26/2010(a)
	3/31/2014		Year Ended 9/30			to
	(unaudited)		2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.03		$16.38	$15.09		$15.00
Investment operations:
Net investment income(b)	.31		.60	.65		.67
Net realized and unrealized gain (loss)	.30		(1.36)	1.30		.05
Total from investment operations	.61		(.76)	1.95		.72
Distributions to shareholders from:
Net investment income	(.31)		(.59)	(.66)		(.63)
Net asset value, end of period	$15.33		$15.03	$16.38		$15.09
Total Return(c)	4.07	%(d)	(4.78)%	13.20%		5.04	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.48%	.45%		.40	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.48%	.44	%(f)	.39	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(d)	.77%	.80%		.90	%(e)
Net investment income	2.06	%(d)	3.71%	4.08%		4.85	%(e)

Supplemental Data:
Net assets, end of period (000)	$14,686		$18,702	$32,554		$3,769
Portfolio turnover rate	24.88	%(d)	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

128	See Notes to Financial Statements.

Financial Highlights (concluded)

AMT FREE MUNICIPAL BOND FUND

	Class I Shares
	Six Months
	Ended					10/26/2010(a)
	3/31/2014		Year Ended 9/30			to
	(unaudited)		2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.04		$16.39	$15.08		$15.00
Investment operations:
Net investment income(b)	.32		.63	.66		.66
Net realized and unrealized gain (loss)	.29		(1.37)	1.33		.07
Total from investment operations	.61		(.74)	1.99		.73
Distributions to shareholders from:
Net investment income	(.31)		(.61)	(.68)		(.65)
Net asset value, end of period	$15.34		$15.04	$16.39		$15.08
Total Return(c)	4.12	%(d)	(4.65)%	13.41%		5.13	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.20	%(d)	.37%	.36%		.29	%(e)
Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.20	%(d)	.37%	.35	%(f)	.29	%(e)(f)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.67%	.69%		2.12	%(e)
Net investment income	2.10	%(d)	3.80%	4.10%		4.91	%(e)

Supplemental Data:
Net assets, end of period (000)	$112		$108	$8,372		$11
Portfolio turnover rate	24.88	%(d)	45.96%	17.32%		54.63%
(a)	Commencement of operations and SEC effective date was 10/26/2010 and date shares first became available to the public was 11/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.
(f)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	129

Financial Highlights

NATIONAL TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$11.52	$10.53	$10.84	$10.62	$9.71
Investment operations:
Net investment income(a)	.23		.44	.50	.52	.54	.52
Net realized and unrealized gain (loss)	.27		(.93)	.98	(.31)	.21	.90
Total from investment operations	.50		(.49)	1.48	.21	.75	1.42
Distributions to shareholders from:
Net investment income	(.23)		(.43)	(.49)	(.52)	(.53)	(.51)
Net asset value, end of period	$10.87		$10.60	$11.52	$10.53	$10.84	$10.62
Total Return(b)	4.73	%(c)	(4.40)%	14.37%	2.15%	7.34%	15.40%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.39	%(c)	.76%	.79%	.83%	.86%	.92%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.38	%(c)	.74%	.73%	.76%	.77%	.77%
Expenses, excluding expense reductions and expenses reimbursed	.39	%(c)	.76%	.79%	.83%	.86%	.92%
Net investment income	2.15	%(c)	3.87%	4.52%	5.12%	5.12%	5.49%

Supplemental Data:
Net assets, end of period (000)	$1,405,166		$1,438,697	$1,694,729	$1,406,579	$1,007,123	$889,665
Portfolio turnover rate	23.34	%(c)	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

130	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class B Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.65		$11.58	$10.58	$10.90	$10.68	$9.75
Investment operations:
Net investment income(a)	.19		.35	.42	.45	.46	.45
Net realized and unrealized gain (loss)	.26		(.94)	.99	(.33)	.21	.91
Total from investment operations	.45		(.59)	1.41	.12	.67	1.36
Distributions to shareholders from:
Net investment income	(.18)		(.34)	(.41)	(.44)	(.45)	(.43)
Net asset value, end of period	$10.92		$10.65	$11.58	$10.58	$10.90	$10.68
Total Return(b)	4.30	%(c)	(5.21)%	13.52%	1.26%	6.48%	14.48%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.79	%(c)	1.57%	1.60%	1.64%	1.66%	1.72%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.78	%(c)	1.54%	1.53%	1.57%	1.57%	1.57%
Expenses, excluding expense reductions and expenses reimbursed	.79	%(c)	1.57%	1.60%	1.64%	1.66%	1.72%
Net investment income	1.75	%(c)	3.07%	3.77%	4.31%	4.33%	4.70%

Supplemental Data:
Net assets, end of period (000)	$4,956		$5,443	$7,762	$9,190	$16,143	$18,540
Portfolio turnover rate	23.34	%(c)	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	131

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$11.53	$10.54	$10.86	$10.63	$9.73
Investment operations:
Net investment income(a)	.20		.37	.43	.46	.46	.46
Net realized and unrealized gain (loss)	.26		(.93)	.98	(.33)	.23	.89
Total from investment operations	.46		(.56)	1.41	.13	.69	1.35
Distributions to shareholders from:
Net investment income	(.19)		(.36)	(.42)	(.45)	(.46)	(.45)
Net asset value, end of period	$10.88		$10.61	$11.53	$10.54	$10.86	$10.63
Total Return(b)	4.40	%(c)	(5.02)%	13.64%	1.38%	6.69%	14.58%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.71	%(c)	1.42%	1.43%	1.50%	1.56%	1.59%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.70	%(c)	1.40%	1.37%	1.43%	1.47%	1.45%
Expenses, excluding expense reductions and expenses reimbursed	.71	%(c)	1.42%	1.43%	1.50%	1.56%	1.59%
Net investment income	1.83	%(c)	3.21%	3.87%	4.44%	4.40%	4.78%

Supplemental Data:
Net assets, end of period (000)	$166,379		$177,169	$215,692	$158,714	$181,209	$133,922
Portfolio turnover rate	23.34	%(c)	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

132	See Notes to Financial Statements.

Financial Highlights (continued)

NATIONAL TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$11.51	$10.52	$10.83	$10.61	$9.71
Investment operations:
Net investment income(a)	.23		.45	.51	.53	.55	.53
Net realized and unrealized gain (loss)	.27		(.93)	.98	(.31)	.21	.89
Total from investment operations	.50		(.48)	1.49	.22	.76	1.42
Distributions to shareholders from:
Net investment income	(.23)		(.44)	(.50)	(.53)	(.54)	(.52)
Net asset value, end of period	$10.86		$10.59	$11.51	$10.52	$10.83	$10.61
Total Return(b)	4.78	%(c)	(4.31)%	14.48%	2.24%	7.43%	15.44%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.34	%(c)	.66%	.69%	.73%	.76%	.81%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.33	%(c)	.64%	.63%	.66%	.66%	.67%
Expenses, excluding expense reductions and expenses reimbursed	.34	%(c)	.66%	.69%	.73%	.76%	.81%
Net investment income	2.19	%(c)	3.95%	4.58%	5.21%	5.18%	5.45%

Supplemental Data:
Net assets, end of period (000)	$95,226		$103,160	$122,943	$73,983	$62,200	$28,791
Portfolio turnover rate	23.34	%(c)	33.78%	43.81%	87.43%	63.31%	45.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	133

Financial Highlights (concluded)

NATIONAL TAX FREE FUND

	Class I Shares
	Six Months
	Ended					7/26/2010(a)
	3/31/2014		Year Ended 9/30			to
	(unaudited)		2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$11.52	$10.53	$10.84	$10.59
Investment operations:
Net investment income(b)	.24		.46	.51	.55	.10
Net realized and unrealized gain (loss)	.27		(.93)	1.00	(.32)	.25
Total from investment operations	.51		(.47)	1.51	.23	.35
Distributions to shareholders from:
Net investment income	(.24)		(.45)	(.52)	(.54)	(.10)
Net asset value, end of period	$10.87		$10.60	$11.52	$10.53	$10.84
Total Return(c)	4.83	%(d)	(4.23)%	14.62%	2.40%	3.31	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.28	%(d)	.54%	.52%	.54%	.55	%(f)
Expenses, excluding expense reductions	.29	%(d)	.57%	.59%	.61%	.64	%(f)
Net investment income	2.23	%(d)	4.05%	4.58%	5.35%	5.21	%(f)

Supplemental Data:
Net assets, end of period (000)	$521		$719	$78	$11	$10
Portfolio turnover rate	23.34	%(d)	33.78%	43.81%	87.43%	63.31%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

134	See Notes to Financial Statements.

Financial Highlights

HIGH YIELD MUNICIPAL BOND FUND

	Class A Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.91		$11.93	$11.06	$11.81	$11.49	$11.89
Investment operations:
Net investment income(a)	.29		.58	.63	.69	.67	.72
Net realized and unrealized gain (loss)	.28		(1.04)	.85	(.77)	.31	(.37	)(b)
Total from investment operations	.57		(.46)	1.48	(.08)	.98	.35
Distributions to shareholders from:
Net investment income	(.28)		(.56)	(.61)	(.67)	(.66)	(.75)
Net asset value, end of period	$11.20		$10.91	$11.93	$11.06	$11.81	$11.49
Total Return(c)	5.32	%(d)	(4.11)%	13.79%	(.46)%	8.88%	4.14%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.46	%(d)	.84%	.86%	.89%	.91%	1.03%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.46	%(d)	.83%	.80%	.82%	.80%	.84%
Expenses, excluding expense reductions and expenses reimbursed	.46	%(d)	.84%	.86%	.89%	.91%	1.03%
Net investment income	2.66	%(d)	4.87%	5.52%	6.24%	5.88%	7.13%

Supplemental Data:
Net assets, end of period (000)	$1,112,114		$1,071,511	$1,185,644	$919,758	$1,236,637	$976,708
Portfolio turnover rate	17.12	%(d)	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the period.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	135

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class C Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.92		$11.93	$11.06	$11.81	$11.50	$11.89
Investment operations:
Net investment income(a)	.26		.50	.56	.62	.59	.66
Net realized and unrealized gain (loss)	.28		(1.03)	.85	(.77)	.30	(.37	)(b)
Total from investment operations	.54		(.53)	1.41	(.15)	.89	.29
Distributions to shareholders from:
Net investment income	(.25)		(.48)	(.54)	(.60)	(.58)	(.68)
Net asset value, end of period	$11.21		$10.92	$11.93	$11.06	$11.81	$11.50
Total Return(c)	4.99	%(d)	(4.64)%	13.08%	(1.11)%	7.99%	3.57%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.78	%(d)	1.49%	1.49%	1.56%	1.65%	1.66%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.77	%(d)	1.47%	1.44%	1.48%	1.55%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	.78	%(d)	1.49%	1.49%	1.56%	1.65%	1.67%
Net investment income	2.35	%(d)	4.23%	4.91%	5.59%	5.14%	6.55%

Supplemental Data:
Net assets, end of period (000)	$386,716		$407,217	$526,880	$450,802	$585,366	$455,042
Portfolio turnover rate	17.12	%(d)	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the period.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

136	See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class F Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.92		$11.94	$11.07	$11.82	$11.50	$11.90
Investment operations:
Net investment income(a)	.30		.59	.64	.70	.69	.70
Net realized and unrealized gain (loss)	.28		(1.04)	.85	(.76)	.30	(.34	)(b)
Total from investment operations	.58		(.45)	1.49	(.06)	.99	.36
Distributions to shareholders from:
Net investment income	(.29)		(.57)	(.62)	(.69)	(.67)	(.76)
Net asset value, end of period	$11.21		$10.92	$11.94	$11.07	$11.82	$11.50
Total Return(c)	5.36	%(d)	(4.01)%	13.89%	(.35)%	8.98%	4.25%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.41	%(d)	.74%	.76%	.79%	.81%	.91%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.41	%(d)	.72%	.70%	.72%	.71%	.73%
Expenses, excluding expense reductions and expenses reimbursed	.41	%(d)	.74%	.76%	.79%	.81%	.91%
Net investment income	2.70	%(d)	4.94%	5.60%	6.35%	5.97%	6.83%

Supplemental Data:
Net assets, end of period (000)	$257,254		$228,484	$258,682	$175,052	$215,479	$112,500
Portfolio turnover rate	17.12	%(d)	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the period.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	137

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

	Class I Shares
	Six Months Ended 3/31/2014		Year Ended 9/30			7/26/2010(a) to
	(unaudited)		2013	2012	2011	9/30/2010
Per Share Operating Performance
Net asset value, beginning of period	$10.92		$11.94	$11.06	$11.81	$11.58
Investment operations:
Net investment income(b)	.31		.60	.66	.68	.12
Net realized and unrealized gain (loss)	.25		(1.04)	.85	(.74)	.23
Total from investment operations	.56		(.44)	1.51	(.06)	.35
Distributions to shareholders from:
Net investment income	(.29)		(.58)	(.63)	(.69)	(.12)
Net asset value, end of period	$11.19		$10.92	$11.94	$11.06	$11.81
Total Return(c)	5.22	%(d)	(3.92)%	14.08%	(.28)%	3.05	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(e)	.36	%(d)	.62%	.60%	.62%	.62	%(f)
Expenses, excluding expense reductions	.36	%(d)	.64%	.66%	.70%	.72	%(f)
Net investment income	2.80	%(d)	5.04%	5.78%	6.18%	5.75	%(f)

Supplemental Data:
Net assets, end of period (000)	$5,108		$2,255	$1,629	$2,258	$112
Portfolio turnover rate	17.12	%(d)	24.47%	27.20%	40.94%	37.68%
(a)	Commencement of operations was 7/26/2010 and the SEC effective date was 4/30/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(f)	Annualized.

138	See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD MUNICIPAL BOND FUND

	Class P Shares
	Six Months Ended 3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.92		$11.94	$11.07	$11.82	$11.50	$11.90
Investment operations:
Net investment income(a)	.28		.56	.61	.67	.66	.71
Net realized and unrealized gain (loss)	.28		(1.04)	.85	(.77)	.30	(.39	)(b)
Total from investment operations	.56		(.48)	1.46	(.10)	.96	.32
Distributions to shareholders from:
Net investment income	(.27)		(.54)	(.59)	(.65)	(.64)	(.72)
Net asset value, end of period	$11.21		$10.92	$11.94	$11.07	$11.82	$11.50
Total Return(c)	5.22	%(d)	(4.29)%	13.56%	(.65)%	8.67%	3.87%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.57	%(d)	1.07%	1.08%	1.11%	1.12%	1.26%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(e)	.57	%(d)	1.05%	1.02%	1.04%	1.02%	1.08%
Expenses, excluding expense reductions and expenses reimbursed	.57	%(d)	1.07%	1.08%	1.11%	1.12%	1.26%
Net investment income	2.57	%(d)	4.69%	5.36%	6.07%	5.71%	7.04%

Supplemental Data:
Net assets, end of period (000)	$12		$12	$12	$11	$11	$10
Portfolio turnover rate	17.12	%(d)	24.47%	27.20%	40.94%	37.68%	32.88%
(a)	Calculated using average shares outstanding during the period.
(b)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	139

Financial Highlights

CALIFORNIA TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.10		$10.73	$9.90	$10.24	$10.17	$9.38
Investment operations:
Net investment income(a)	.19		.38	.43	.48	.47	.45
Net realized and unrealized gain (loss)	.30		(.64)	.83	(.35)	.07	.80
Total from investment operations	.49		(.26)	1.26	.13	.54	1.25
Distributions to shareholders from:
Net investment income	(.19)		(.37)	(.43)	(.47)	(.47)	(.46)
Net asset value, end of period	$10.40		$10.10	$10.73	$9.90	$10.24	$10.17
Total Return(b)	4.91	%(c)	(2.51)%	12.94%	1.56%	5.52%	13.92%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.81%	.82%	.85%	.84%	.91%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.43	%(c)	.81%	.79%	.79%	.78%	.78%
Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.81%	.82%	.85%	.84%	.91%
Net investment income	1.91	%(c)	3.54%	4.16%	4.96%	4.74%	4.87%

Supplemental Data:
Net assets, end of period (000)	$157,075		$166,443	$191,127	$150,423	$166,247	$159,768
Portfolio turnover rate	6.30	%(c)	18.05%	28.15%	36.60%	47.68%	34.04%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

140	See Notes to Financial Statements.

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.10		$10.73	$9.90	$10.25	$10.17	$9.39
Investment operations:
Net investment income(a)	.16		.31	.36	.42	.40	.38
Net realized and unrealized gain (loss)	.31		(.64)	.83	(.36)	.08	.80
Total from investment operations	.47		(.33)	1.19	.06	.48	1.18
Distributions to shareholders from:
Net investment income	(.16)		(.30)	(.36)	(.41)	(.40)	(.40)
Net asset value, end of period	$10.41		$10.10	$10.73	$9.90	$10.25	$10.17
Total Return(b)	4.68	%(c)	(3.15)%	12.23%	.80%	4.88%	13.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.75	%(c)	1.47%	1.45%	1.50%	1.55%	1.60%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.75	%(c)	1.47%	1.42%	1.44%	1.49%	1.48%
Expenses, excluding expense reductions and expenses reimbursed	.75	%(c)	1.47%	1.45%	1.50%	1.55%	1.60%
Net investment income	1.58	%(c)	2.88%	3.51%	4.32%	4.02%	4.14%

Supplemental Data:
Net assets, end of period (000)	$33,568		$33,741	$38,712	$28,023	$33,280	$28,896
Portfolio turnover rate	6.30	%(c)	18.05%	28.15%	36.60%	47.68%	34.04%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	141

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.10		$10.73	$9.90	$10.24	$10.17	$9.38
Investment operations:
Net investment income(a)	.20		.39	.44	.49	.48	.46
Net realized and unrealized gain (loss)	.30		(.64)	.83	(.35)	.07	.80
Total from investment operations	.50		(.25)	1.27	.14	.55	1.26
Distributions to shareholders from:
Net investment income	(.20)		(.38)	(.44)	(.48)	(.48)	(.47)
Net asset value, end of period	$10.40		$10.10	$10.73	$9.90	$10.24	$10.17
Total Return(b)	4.96	%(c)	(2.42)%	13.04%	1.65%	5.62%	14.06%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.38	%(c)	.71%	.72%	.75%	.74%	.79%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.38	%(c)	.71%	.69%	.69%	.68%	.67%
Expenses, excluding expense reductions and expenses reimbursed	.38	%(c)	.71%	.72%	.75%	.74%	.79%
Net investment income	1.95	%(c)	3.63%	4.23%	5.06%	4.81%	4.84%

Supplemental Data:
Net assets, end of period (000)	$20,899		$21,549	$22,344	$14,605	$12,683	$6,578
Portfolio turnover rate	6.30	%(c)	18.05%	28.15%	36.60%	47.68%	34.04%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

142	See Notes to Financial Statements.

Financial Highlights (concluded)

CALIFORNIA TAX FREE FUND

	Class I Shares
	Six Months
	Ended				1/31/2011(a)
	3/31/2014		Year Ended 9/30		to
	(unaudited)		2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.09		$10.73	$9.90	$9.24
Investment operations:
Net investment income(b)					—	(c)
Net realized and unrealized loss					(.01)
Total from investment operations					(.01)
Net asset value on SEC Effective Date, 2/1/2011					$9.23
Investment operations:
Net investment income(b)	.21		.40	.45	.33
Net realized and unrealized gain (loss)	.30		(.65)	.83	.67	(d)
Total from investment operations	.51		(.25)	1.28	1.00
Distributions to shareholders from:
Net investment income	(.20)		(.39)	(.45)	(.33)
Net asset value, end of period	$10.40		$10.09	$10.73	$9.90
Total Return(e)					10.89	%(f)(g)
Total Return(e)	5.13	%(f)	(2.40)%	13.17%	10.99	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.33	%(f)	.61%	.59%	.60	%(j)
Expenses, excluding expense reductions	.33	%(f)	.62%	.62%	.69	%(j)
Net investment income	2.02	%(f)	3.77%	4.39%	5.24	%(j)

Supplemental Data:
Net assets, end of period (000)	$13		$12	$13	$11
Portfolio turnover rate	6.30	%(f)	18.05%	28.15%	36.60%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

See Notes to Financial Statements.	143

Financial Highlights

NEW JERSEY TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$4.66		$5.07	$4.69		$4.85		$4.78		$4.43
Investment operations:
Net investment income(a)	.09		.17	.19		.21		.21		.21
Net realized and unrealized gain (loss)	.13		(.41)	.38		(.16)		.07		.35
Total from investment operations	.22		(.24)	.57		.05		.28		.56
Distributions to shareholders from:
Net investment income	(.09)		(.17)	(.19)		(.21)		(.21)		(.21)
Net asset value, end of period	$4.79		$4.66	$5.07		$4.69		$4.85		$4.78
Total Return(b)	4.70	%(c)	(4.85)%	12.41%		1.23%		6.13%		13.13%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.43	%(c)	.82%	.83%		.85%		.83%		.81%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.43	%(c)	.82%	.82	%(d)	.82	%(d)	.80	%(d)	.81%
Expenses, excluding expense reductions and expenses reimbursed	.43	%(c)	.82%	.83%		.85%		.83%		.81%
Net investment income	1.86	%(c)	3.47%	3.96%		4.62%		4.53%		4.78%

Supplemental Data:
Net assets, end of period (000)	$89,676		$121,722	$136,085		$113,783		$125,722		$128,778
Portfolio turnover rate	7.74	%(c)	18.17%	31.06%		23.14%		32.22%		20.68%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

144	See Notes to Financial Statements.

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$4.66		$5.07	$4.69		$4.85		$4.78		$4.43
Investment operations:
Net investment income(a)	.09		.18	.20		.22		.22		.21
Net realized and unrealized gain (loss)	.13		(.41)	.38		(.17)		.07		.35
Total from investment operations	.22		(.23)	.58		.05		.29		.56
Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.20)		(.21)		(.22)		(.21)
Net asset value, end of period	$4.79		$4.66	$5.07		$4.69		$4.85		$4.78
Total Return(b)	4.74	%(c)	(4.76)%	12.51%		1.33%		6.23%		13.26%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.38	%(c)	.72%	.73%		.75%		.72%		.70%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed	.38	%(c)	.72%	.72	%(d)	.72	%(d)	.70	%(d)	.70%
Expenses, excluding expense reductions and expenses reimbursed	.38	%(c)	.72%	.73%		.75%		.72%		.70%
Net investment income	1.90	%(c)	3.55%	3.98%		4.70%		4.61%		4.73%

Supplemental Data:
Net assets, end of period (000)	$4,831		$4,782	$7,400		$3,949		$2,775		$969
Portfolio turnover rate	7.74	%(c)	18.17%	31.06%		23.14%		32.22%		20.68%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	145

Financial Highlights (concluded)

NEW JERSEY TAX FREE FUND

	Class I Shares
	Six Months
	Ended					1/31/2011(a)
	3/31/2014		Year Ended 9/30			to
	(unaudited)		2013	2012		9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$4.66		$5.07	$4.69		$4.42
Investment operations:
Net investment income(b)						—	(c)
Net realized and unrealized loss						(.01)
Total from investment operations						(.01)
Net asset value on SEC Effective Date, 2/1/2011						$4.41
Investment operations:
Net investment income(b)	.09		.18	.21		.15
Net realized and unrealized gain (loss)	.13		(.41)	.37		.28	(d)
Total from investment operations	.22		(.23)	.58		.43
Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.20)		(.15)
Net asset value, end of period	$4.79		$4.66	$5.07		$4.69
Total Return(e)						9.79	%(f)(g)
Total Return(e)	4.82	%(f)	(4.63)%	12.43%		10.02	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions	.33	%(f)	.61%	.60	%(i)	.59	%(i)(j)
Expenses, excluding expense reductions	.33	%(f)	.61%	.61%		.64	%(j)
Net investment income	1.98	%(f)	3.70%	4.18%		4.85	%(j)

Supplemental Data:
Net assets, end of period (000)	$12		$12	$12		$11
Portfolio turnover rate	7.74	%(f)	18.17%	31.06%		23.14%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

146	See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX FREE FUND

	Class A Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.59		$11.38	$10.66	$10.96	$10.78	$9.71
Investment operations:
Net investment income(a)	.19		.37	.43	.48	.49	.48
Net realized and unrealized gain (loss)	.25		(.79)	.73	(.30)	.17	1.06
Total from investment operations	.44		(.42)	1.16	.18	.66	1.54
Distributions to shareholders from:
Net investment income	(.19)		(.37)	(.44)	(.48)	(.48)	(.47)
Net asset value, end of period	$10.84		$10.59	$11.38	$10.66	$10.96	$10.78
Total Return(b)	4.18	%(c)	(3.80)%	11.05%	1.85%	6.37%	16.49%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.40	%(c)	.78%	.84%	.85%	.85%	.87%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.39	%(c)	.78%	.78%	.78%	.77%	.78%
Expenses, excluding expense reductions and expenses reimbursed	.40	%(c)	.78%	.84%	.85%	.85%	.87%
Net investment income	1.79	%(c)	3.33%	3.95%	4.64%	4.55%	4.90%

Supplemental Data:
Net assets, end of period (000)	$240,628		$262,089	$285,447	$216,126	$238,259	$231,452
Portfolio turnover rate	8.89	%(c)	16.89%	18.34%	47.37%	30.34%	22.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	147

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class C Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$11.37	$10.65	$10.95	$10.76	$9.70
Investment operations:
Net investment income(a)	.16		.30	.36	.42	.41	.41
Net realized and unrealized gain (loss)	.23		(.79)	.72	(.31)	.19	1.06
Total from investment operations	.39		(.49)	1.08	.11	.60	1.47
Distributions to shareholders from:
Net investment income	(.15)		(.30)	(.36)	(.41)	(.41)	(.41)
Net asset value, end of period	$10.82		$10.58	$11.37	$10.65	$10.95	$10.76
Total Return(b)	3.76	%(c)	(4.43)%	10.36%	1.19%	5.74%	15.69%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.72	%(c)	1.44%	1.47%	1.50%	1.54%	1.55%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.71	%(c)	1.43%	1.42%	1.43%	1.46%	1.46%
Expenses, excluding expense reductions and expenses reimbursed	.72	%(c)	1.44%	1.47%	1.50%	1.54%	1.55%
Net investment income	1.46	%(c)	2.67%	3.31%	3.99%	3.85%	4.21%

Supplemental Data:
Net assets, end of period (000)	$45,471		$45,152	$50,407	$38,627	$42,397	$37,554
Portfolio turnover rate	8.89	%(c)	16.89%	18.34%	47.37%	30.34%	22.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

148	See Notes to Financial Statements.

Financial Highlights (continued)

NEW YORK TAX FREE FUND

	Class F Shares
	Six Months
	Ended
	3/31/2014		Year Ended 9/30
	(unaudited)		2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$11.39	$10.67	$10.97	$10.78	$9.72
Investment operations:
Net investment income(a)	.20		.38	.44	.49	.50	.48
Net realized and unrealized gain (loss)	.23		(.79)	.73	(.30)	.18	1.06
Total from investment operations	.43		(.41)	1.17	.19	.68	1.54
Distributions to shareholders from:
Net investment income	(.19)		(.38)	(.45)	(.49)	(.49)	(.48)
Net asset value, end of period	$10.84		$10.60	$11.39	$10.67	$10.97	$10.78
Total Return(b)	4.14	%(c)	(3.70)%	11.15%	1.95%	6.57%	16.51%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including expenses reimbursed	.35	%(c)	.68%	.74%	.75%	.75%	.77%
Expenses, excluding interest expense, including expense reductions and expenses reimbursed(d)	.34	%(c)	.68%	.68%	.68%	.67%	.68%
Expenses, excluding expense reductions and expenses reimbursed	.35	%(c)	.68%	.74%	.75%	.75%	.77%
Net investment income	1.83	%(c)	3.42%	3.99%	4.73%	4.64%	4.81%

Supplemental Data:
Net assets, end of period (000)	$14,277		$16,844	$16,491	$7,907	$7,631	$3,143
Portfolio turnover rate	8.89	%(c)	16.89%	18.34%	47.37%	30.34%	22.34%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.

See Notes to Financial Statements.	149

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

	Class I Shares
	Six Months
	Ended				1/31/2011(a)
	3/31/2014		Year Ended 9/30		to
	(unaudited)		2013	2012	9/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$11.39	$10.67	$10.10
Investment operations:
Net investment income(b)					—	(c)
Net realized and unrealized loss					(.01)
Total from investment operations					(.01)
Net asset value on SEC Effective Date, 2/1/2011					$10.09
Investment operations:
Net investment income(b)	.20		.39	.41	.34
Net realized and unrealized gain (loss)	.24		(.79)	.77	.58	(d)
Total from investment operations	.44		(.40)	1.18	.92
Distributions to shareholders from:
Net investment income	(.20)		(.39)	(.46)	(.34)
Net asset value, end of period	$10.84		$10.60	$11.39	$10.67
Total Return(e)					9.12	%(f)(g)
Total Return(e)	4.19	%(f)	(3.60)%	11.30%	9.21	%(f)(h)
Ratios to Average Net Assets:
Expenses, excluding interest expense and including expense reductions(i)	.29	%(f)	.58%	.58%	.57	%(j)
Expenses, excluding expense reductions	.30	%(f)	.59%	.64%	.67	%(j)
Net investment income	1.89	%(f)	3.54%	3.68%	4.91	%(j)

Supplemental Data:
Net assets, end of period (000)	$611		$587	$265	$11
Portfolio turnover rate	8.89	%(f)	16.89%	18.34%	47.37%
(a)	Commencement of operations was 1/31/2011, SEC effective date and date shares first became available to the public was 2/1/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statements of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(e)	Total return assumes the reinvestment of all distributions.
(f)	Not annualized.
(g)	Total return for the period 1/31/2011 through 9/30/2011.
(h)	Total return for the period 2/1/2011 through 9/30/2011.
(i)	Interest expense relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(j)	Annualized.

150	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,B,C,F and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,I and P
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,B,C,F,I and P
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,B,C,F,I and P
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,I and P
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,I and P

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act. Short Duration has not issued Class B shares and only Intermediate and High Yield have issued Class P shares. The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I and P shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2010 through September 30,

Notes to Financial Statements (unaudited)(continued)

2013. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F and P shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2014, each Fund, except Short Duration and Intermediate, had open futures contracts.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity

Notes to Financial Statements (unaudited)(continued)

support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2014, as well as the average trust certificates outstanding for the six months ended March 31, 2014:

			Underlying	Average
		Interest Rate	Municipal Bonds	Trust
	Liability for	or Range of	Transferred	Certificates
Fund	Trust Certificates	Interest Rates	to TOBs	Outstanding
Short Duration	—	—	—	$9,000,000
Intermediate	$3,840,000	.07% - .08%	$8,687,401	9,156,667
AMT Free	—	—	—	—
National	62,165,000	.06% - .27%	139,571,792	62,165,000
High Yield	41,160,000	.06% - .11%	91,935,975	41,160,000
California	1,500,000	.07%	3,426,705	1,500,000
New Jersey	—	—	—	—
New York	4,030,000	.07%	9,045,682	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2014, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

The management fee for each of AMT Free and High Yield is based on each Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

Notes to Financial Statements (unaudited)(continued)

For the six months ended March 31, 2014, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective
Management
Fee
Short Duration	.33%
Intermediate	.38%
AMT Free	.19%
National	.43%
High Yield	.48%
California	.45%
New Jersey	.45%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the period February 1, 2014 through January 31, 2015, Lord Abbett has contractually agreed to waive all or a portion of its management fee for Short Duration and AMT Free and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, do not exceed an annualized rate of .45% and .40%, respectively. This agreement may be terminated only upon the approval of the Board.

For the twelve month period through January 31, 2014, Lord Abbett had contractually agreed to waive all or a portion of its management fee for Short Duration, Intermediate, and AMT Free, and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, did not exceed an annualized rate of .43%, .49%, and .40%, respectively. Effective February 1, 2014, the contractual waiver expired for Intermediate.

High Yield and National, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on a Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of March 31, 2014, the Funds had no outstanding shares owned by any of the Funds of Funds.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Notes to Financial Statements (unaudited)(continued)

Fees	Class A	Class B	Class C(1)	Class F	Class P
Service	.15%	.25%	.25%	—	.25%
Distribution	.05%	.75%	.75%	.10%	.20%

(1)	The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2014:

	Distributor	Dealers’
	Commissions	Concessions
Short Duration	$17,903	$100,167
Intermediate	36,569	224,854
AMT Free	3,908	22,086
National	36,145	221,858
High Yield	49,966	299,855
California	2,512	14,241
New Jersey	1,504	10,583
New York	6,037	34,892

Distributor received the following amount of CDSCs for the six months ended March 31, 2014:

	Class A	Class C
Short Duration	$123,135	$25,400
Intermediate	107,659	45,921
AMT Free	42,975	1,494
National	35,568	16,808
High Yield	42,732	25,316
California	—	2,744
New Jersey	954	—
New York	17,084	3,704

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended March 31, 2014 and fiscal year ended September 30, 2013 was as follows:

	Short Duration		Intermediate
	Six Months Ended		Six Months Ended
	3/31/2014	Year Ended	3/31/2014	Year Ended
	(unaudited)	9/30/2013	(unaudited)	9/30/2013
Distributions paid from:
Tax-exempt income	$14,732,349	$33,284,372	$45,719,374	$103,198,545
Net long-term capital gains	1,914,839	1,187,055	21,302,337	—
Total distributions paid	$16,647,188	$34,471,427	$67,021,711	$103,198,545

	AMT Free		National
	Six Months Ended		Six Months Ended
	3/31/2014	Year Ended	3/31/2014	Year Ended
	(unaudited)	9/30/2013	(unaudited)	9/30/2013
Distributions paid from:
Tax-exempt income	$2,501,337	$6,467,944	$34,978,951	$75,945,903
Ordinary income	—	41,059	—	1,076,800
Total distributions paid	$2,501,337	$6,509,003	$34,978,951	$77,022,703

	High Yield		California
	Six Months Ended		Six Months Ended
	3/31/2014	Year Ended	3/31/2014	Year Ended
	(unaudited)	9/30/2013	(unaudited)	9/30/2013
Distributions paid from:
Tax-exempt income	$42,917,188	$92,541,609	$3,899,661	$8,736,647
Ordinary income	—	1,297,836	—	47,167
Total distributions paid	$42,917,188	$93,839,445	$3,899,661	$8,783,814

	New Jersey		New York
	Six Months Ended		Six Months Ended
	3/31/2014	Year Ended	3/31/2014	Year Ended
	(unaudited)	9/30/2013	(unaudited)	9/30/2013
Distributions paid from:
Tax-exempt income	$1,866,489	$5,076,631	$5,300,958	$12,009,332
Total distributions paid	$1,866,489	$5,076,631	$5,300,958	$12,009,332

As of September 30, 2013, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2014	2015	2016	2017	2018	2019	Indefinite	Total
National	$—	$—	$—	$—	$11,663,983	$—	$—	$11,663,983
High Yield	1,759,893	9,152,078	16,838,530	112,613,733	77,996,014	36,257,876	68,478,883	323,097,007
California	—	429,137	3,345	1,405,669	5,151,330	502,921	3,258,670	10,751,072
New Jersey	87,412	—	—	—	4,168,179	1,290,500	1,251,209	6,797,300
New York	562,562	—	—	1,280,143	5,906,184	2,268,803	320,620	10,338,312

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of March 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Tax Cost	Gain	Loss	Gain/(Loss)
Short Duration	$2,334,420,076	$25,741,285	$(7,196,355)	$18,544,930
Intermediate	2,899,476,669	111,123,979	(54,086,449)	57,037,530
AMT Free	124,320,448	4,223,740	(3,528,976)	694,764
National	1,632,898,467	86,867,205	(51,257,580)	35,609,625
High Yield	1,821,742,399	82,457,499	(172,854,011)	(90,396,512)
California	197,875,271	13,423,175	(3,190,950)	10,232,225
New Jersey	91,876,834	4,741,295	(3,392,674)	1,348,621
New York	291,441,899	12,257,354	(7,794,409)	4,462,945

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, wash sales and other temporary adjustments.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2014 were as follows:

	Purchases	Sales
Short Duration	$246,400,850	$359,739,988
Intermediate	235,598,588	635,902,010
AMT Free	31,931,918	52,670,460
National	401,521,227	488,233,120
High Yield	304,934,028	294,679,657
California	13,320,643	28,904,950
New Jersey	7,717,545	39,194,046
New York	27,236,593	55,474,264

There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2014.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during the six months ended March 31, 2014 (as described in note 2(f)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2014, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. The net realized gain/(loss) and change in unrealized appreciation/depreciation on futures contracts are included in the Statement of Operations under the captions Net realized gain (loss) on investments and futures contracts and Net change in unrealized appreciation/depreciation on investments and futures contracts, respectively.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2014:

	Net Unrealized		Net Change in
	Appreciation/		Unrealized	Average
	(Depreciation) as of	Net Realized	Appreciation/	Number of
	March 31, 2014	Gain (Loss)	Depreciation	Contracts*
Intermediate	$—	$(424,448)	$307,521	63
AMT Free	702	2,202	702	4
National	(257,462)	(2,234,777)	842,809	400
High Yield	(46,767)	(902,311)	871,079	268
California	(6,890)	(78,117)	58,456	14
New Jersey	(5,851)	(88,651)	81,670	17
New York	(50,771)	(339,578)	138,797	57

*	Calculated based on the number of contracts for the six months ended March 31, 2014.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

ASU 2011-11 and ASU 2013-01 require disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty. As of March 31, 2014, the Funds’ did not have assets or liabilities subject to the disclosure requirements of ASU 2011-11 and ASU 2013-01.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended March 31, 2014, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

As of March 31, 2014, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters. As a result, each Fund, to the extent it invests in long-term bonds and inverse floaters, is subject to such greater market risk.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, credit risk, derivatives risk, extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, and taxability risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield invests a significant portion of its assets in such bonds. AMT Free and National may invest up to 35% and all other Funds (excluding High Yield) may invest up to 20% of their respective assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Notes to Financial Statements (unaudited)(continued)

Each of High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey and New York focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, and High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund (except AMT Free and High Yield) may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”). AMT Free may not invest in AMT paper. High Yield may invest up to 100% of its net assets in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest no more than 20% of its net assets in TOB Residuals, except High Yield, which may invest up to 100% of its net assets in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
		March 31, 2014		Year Ended
Short Duration		(unaudited)	September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	12,268,973	$193,102,861	40,427,080	$642,925,053
Reinvestment of distributions	413,796	6,514,375	917,815	14,572,874
Shares reacquired	(23,672,792)	(372,496,965)	(41,978,110)	(666,124,307)
Decrease	(10,990,023)	$(172,879,729)	(633,215)	$(8,626,380)

Notes to Financial Statements (unaudited)(continued)

Short Duration	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,491,348	$23,470,895	6,098,242	$96,872,477
Reinvestment of distributions	39,850	627,396	83,037	1,319,056
Shares reacquired	(3,261,315)	(51,331,316)	(6,663,608)	(105,666,893)
Decrease	(1,730,117)	$(27,233,025)	(482,329)	$(7,475,360)

Class F Shares
Shares sold	11,864,023	$186,769,119	40,838,069	$648,324,294
Reinvestment of distributions	122,172	1,923,712	282,655	4,488,181
Shares reacquired	(14,490,136)	(228,043,229)	(37,007,827)	(587,157,501)
Increase (decrease)	(2,503,941)	$(39,350,398)	4,112,897	$65,654,974

Class I Shares
Shares sold	1,448,754	$22,821,020	5,227,262	$82,454,947
Reinvestment of distributions	32,192	506,889	24,935	395,562
Shares reacquired	(829,863)	(13,063,673)	(2,402,569)	(38,131,149)
Increase	651,083	$10,264,236	2,849,628	$44,719,360

Intermediate	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	19,020,584	$199,434,863	73,834,189	$809,597,096
Converted from Class B*	8,873	93,386	24,921	270,660
Reinvestment of distributions	2,807,049	29,369,666	4,173,006	45,271,282
Shares reacquired	(46,306,930)	(484,644,993)	(91,435,385)	(985,095,405)
Decrease	(24,470,424)	$(255,747,078)	(13,403,269)	$(129,956,367)

Class B Shares
Shares sold	7,910	$83,024	48,010	$522,066
Reinvestment of distributions	4,987	52,075	6,043	65,556
Shares reacquired	(43,172)	(451,170)	(131,802)	(1,423,668)
Converted to Class A*	(8,881)	(93,386)	(24,943)	(270,660)
Decrease	(39,156)	$(409,457)	(102,692)	$(1,106,706)

Class C Shares
Shares sold	2,965,490	$31,072,646	17,160,063	$188,293,927
Reinvestment of distributions	694,685	7,253,463	865,592	9,374,231
Shares reacquired	(10,921,474)	(114,339,429)	(21,169,831)	(226,914,490)
Decrease	(7,261,299)	$(76,013,320)	(3,144,176)	$(29,246,332)

Class F Shares
Shares sold	17,338,556	$181,812,824	52,836,876	$578,923,973
Reinvestment of distributions	804,576	8,418,364	1,256,977	13,635,709
Shares reacquired	(28,263,160)	(295,837,282)	(60,041,670)	(643,628,093)
Decrease	(10,120,028)	$(105,606,094)	(5,947,817)	$(51,068,411)

Notes to Financial Statements (unaudited)(continued)

Short Duration	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	1,407,616	$14,793,151	3,793,533	$41,289,609
Reinvestment of distributions	46,512	487,010	59,182	642,548
Shares reacquired	(1,372,724)	(14,399,395)	(2,231,633)	(24,331,370)
Increase	81,404	$880,766	1,621,082	$17,600,787

Class P Shares
Reinvestment of distributions	29	$304	33.437	$358
Increase	29	$304	33.437	$358

AMT Free	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,309,168	$19,689,183	4,771,823	$78,414,729
Reinvestment of distributions	106,411	1,608,352	247,248	3,963,850
Shares reacquired	(2,415,090)	(36,148,320)	(4,985,348)	(79,318,161)
Increase (decrease)	(999,511)	$(14,850,785)	33,723	$3,060,418

Class C Shares
Shares sold	155,729	$2,348,731	722,547	$11,927,539
Reinvestment of distributions	12,864	194,471	26,115	418,440
Shares reacquired	(302,363)	(4,534,062)	(546,636)	(8,626,986)
Increase (decrease)	(133,770)	$(1,990,860)	202,026	$3,718,993

Class F Shares
Shares sold	463,870	$6,977,230	1,322,162	$21,691,638
Reinvestment of distributions	10,973	165,816	37,137	598,767
Shares reacquired	(761,137)	(11,367,860)	(2,102,645)	(33,491,915)
Decrease	(286,294)	$(4,224,814)	(743,346)	$(11,201,510)

Class I Shares
Shares sold	—	$—	1,218	$20,000
Reinvestment of distributions	149	2,255	3,753	62,133
Shares reacquired	—	—	(508,734)	(8,219,791)
Increase (decrease)	149	$2,255	(503,763)	$(8,137,658)

National	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,832,836	$104,426,058	26,550,235	$305,968,554
Converted from Class B*	21,823	231,091	64,076	728,359
Reinvestment of distributions	2,414,909	25,826,131	4,876,144	55,115,049
Shares reacquired	(18,725,920)	(198,852,388)	(42,882,010)	(478,436,502)
Decrease	(6,456,352)	$(68,369,108)	(11,391,555)	$(116,624,540)

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	5,886	$63,202	24,447	$281,007
Reinvestment of distributions	6,156	66,133	13,624	154,992
Shares reacquired	(47,617)	(511,262)	(133,874)	(1,496,893)
Converted to Class A*	(21,720)	(231,091)	(63,765)	(728,359)
Decrease	(57,295)	$(613,018)	(159,568)	$(1,789,253)

Class C Shares
Shares sold	1,047,144	$11,167,732	4,467,729	$51,718,089
Reinvestment of distributions	184,708	1,977,098	396,175	4,482,770
Shares reacquired	(2,638,072)	(28,035,257)	(6,871,545)	(76,530,016)
Decrease	(1,406,220)	$(14,890,427)	(2,007,641)	$(20,329,157)

Class F Shares
Shares sold	2,099,814	$22,309,998	6,886,175	$79,063,508
Reinvestment of distributions	119,083	1,272,691	286,662	3,242,014
Shares reacquired	(3,191,148)	(33,838,241)	(8,114,480)	(89,985,759)
Decrease	(972,251)	$(10,255,552)	(941,643)	$(7,680,237)

Class I Shares
Shares sold	17,371	$185,000	76,223	$884,418
Reinvestment of distributions	982	10,497	1,680	18,732
Shares reacquired	(38,263)	(402,753)	(16,832)	(179,066)
Increase (decrease)	(19,910)	$(207,256)	61,071	$724,084

High Yield	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,518,069	$237,209,315	40,708,559	$481,261,804
Converted from Class B*	—	—	1,003	12,204
Reinvestment of distributions	2,128,762	23,452,800	4,316,702	50,978,450
Shares reacquired	(22,557,794)	(246,291,691)	(46,215,107)	(539,890,865)
Increase (decrease)	1,089,037	$14,370,424	(1,188,843)	$(7,638,407)

Class B Shares
Reinvestment of distributions	—	$—	6	$78
Shares reacquired	—	—	(3)	(44)
Converted to Class A*	—	—	(1,002)	(12,204)
Decrease	—	$—	(999)	$(12,170)

Class C Shares
Shares sold	3,151,266	$34,741,284	7,547,244	$91,004,457
Reinvestment of distributions	583,287	6,428,176	1,264,557	14,948,397
Shares reacquired	(6,527,498)	(71,291,385)	(15,655,364)	(183,113,266)
Decrease	(2,792,945)	$(30,121,925)	(6,843,563)	$(77,160,412)

Notes to Financial Statements (unaudited)(continued)

High Yield	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	8,287,193	$91,318,471	19,096,685	$230,409,225
Reinvestment of distributions	318,875	3,516,496	725,875	8,590,763
Shares reacquired	(6,580,546)	(71,790,465)	(20,568,708)	(241,506,034)
Increase (decrease)	2,025,522	$23,044,502	(746,148)	$(2,506,046)

Class I Shares
Shares sold	7,083,888	$77,805,918	325,375	$3,920,159
Reinvestment of distributions	100,683	1,106,616	5,621	66,285
Shares reacquired	(6,934,702)	(77,513,054)	(260,895)	(3,116,006)
Increase	249,869	$1,399,480	70,101	$870,438

Class P Shares
Reinvestment of distributions	27	$297	48	$565
Increase	27	$297	48	$565

California	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	724,260	$7,394,974	3,767,244	$40,401,981
Reinvestment of distributions	245,123	2,504,604	512,794	5,423,959
Shares reacquired	(2,357,249)	(23,944,605)	(5,608,736)	(58,454,980)
Decrease	(1,387,866)	$(14,045,027)	(1,328,698)	$(12,629,040)

Class C Shares
Shares sold	242,317	$2,477,974	909,491	$9,782,806
Reinvestment of distributions	35,721	365,099	76,201	806,615
Shares reacquired	(393,465)	(3,983,542)	(1,251,815)	(13,058,316)
Decrease	(115,427)	$(1,140,469)	(266,123)	$(2,468,895)

Class F Shares
Shares sold	392,720	$4,011,277	1,127,752	$12,121,904
Reinvestment of distributions	22,394	228,899	47,176	499,076
Shares reacquired	(540,744)	(5,463,470)	(1,123,161)	(11,731,883)
Increase (decrease)	(125,630)	$(1,223,294)	51,767	$889,097

Class I Shares
Reinvestment of distributions	24	$248	45	$469
Increase	24	$248	45	$469

New Jersey	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	675,714	$3,169,931	3,764,261	$19,106,426
Reinvestment of distributions	281,258	1,323,348	634,657	3,142,480
Shares reacquired	(8,356,570)	(38,935,289)	(5,118,826)	(24,775,700)
Decrease	(7,399,598)	$(34,442,010)	(719,908)	$(2,526,794)

Notes to Financial Statements (unaudited)(concluded)

New Jersey	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	404,791	$1,885,972	495,293	$2,499,625
Reinvestment of distributions	12,432	58,552	29,795	147,596
Shares reacquired	(434,845)	(2,021,140)	(958,148)	(4,582,960)
Decrease	(17,622)	$(76,616)	(433,060)	$(1,935,739)

Class I Shares
Reinvestment of distributions	50	$235	91	$451
Increase	50	$235	91	$451

New York	Six Months Ended March 31, 2014 (unaudited)		Year Ended September 30, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,830,773	$19,448,644	6,157,810	$70,282,466
Reinvestment of distributions	326,906	3,489,821	712,573	7,934,450
Shares reacquired	(4,695,112)	(49,669,707)	(7,203,158)	(79,186,772)
Decrease	(2,537,433)	$(26,731,242)	(332,775)	$(969,856)

Class C Shares
Shares sold	383,563	$4,094,319	912,372	$10,354,785
Reinvestment of distributions	38,492	410,351	77,383	860,498
Shares reacquired	(488,695)	(5,177,224)	(1,155,453)	(12,690,140)
Decrease	(66,640)	$(672,554)	(165,698)	$(1,474,857)

Class F Shares
Shares sold	229,400	$2,441,435	1,032,465	$11,720,929
Reinvestment of distributions	15,274	163,162	33,901	377,885
Shares reacquired	(517,182)	(5,456,076)	(924,924)	(10,157,826)
Increase (decrease)	(272,508)	$(2,851,479)	141,442	$1,940,988

Class I Shares
Shares sold	—	$—	30,837	$350,000
Reinvestment of distributions	1,043	11,138	1,405	15,483
Shares reacquired	(46)	(483)	(96)	(1,083)
Increase	997	$10,655	32,146	$364,400

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Approval of Advisory Contract

The Board of Directors of the Company, including all of the Directors who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) for AMT Free, California, National, High Yield, California, New Jersey, and New York, certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Short Duration, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median for the three-year period. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, five-year, and

Approval of Advisory Contract (continued)

ten-year periods. As to AMT Free, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. As to National, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and ten-year periods and above the median for the three-year and five-year periods. As to High Yield, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, three-year, and five-year periods. As to California, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, five-year, and ten-year periods and above the median for the three-year period. As to New Jersey, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year, five-year, and ten-year periods and above the median for the three-year period. As to New York, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year, three-year, and five-year periods and below the median for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Short Duration, Intermediate, National, and High Yield, the Board observed that the overall expense level was below the median of the expense peer group. As to AMT Free, the Board observed that the overall expense level was well below the median of the expense peer group. As to California, New Jersey, and New York, the Board observed that the overall expense level was slightly above the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management

Approval of Advisory Contract (concluded)

personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Municipal Income Fund, Inc.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3-0314 (5/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014